As filed with the Securities and Exchange Commission on December 2, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2009 – September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

(Unaudited)

SEPTEMBER 30, 2009

Absolute Opportunities Fund, Absolute Strategies Fund, Absolute Funds and logo are registered service marks of Absolute Investment Advisers LLC; Absolute Investment Advisers (“AIA” and “Absolute”) and logo are registered service marks of AIA; and other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

ABSOLUTE STRATEGIES FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

Dear Shareholder,

We are pleased to present the semi-annual report for the Absolute Strategies Fund (the “Fund”) for the period ended September 30, 2009. The past 6 months ended September 30 was a very strong period for the Fund. The Fund (Institutional Shares) was up 18.50% over the 6 months ended September 30 versus 34.02% for the S&P 500 and 10.24% for the HFRX Global Hedge Fund Index. Year-to-date, the Fund was up 16.51% vs. 19.26% for the S&P 500 and 11.00% for the HFRX Global Hedge Fund Index. More importantly, the Fund ended the period at an all-time high, since inception, on a total return basis. To put this in perspective, even after rallying more than 50%, most equity indices, including the S&P 500, are still down roughly 30% or more since their peaks. While it’s been a very favorable market environment for investors, the reality is the S&P 500 has “rallied” from being down 40% from its peak at the end of 2008, to being down 30% at the end of September.

Please see the accompanying performance charts and financial highlights for complete return and expense information by share class. For a longer term perspective, the Fund’s (Institutional Shares) 1-year and since inception (July 27, 2005) average annual total returns for the period ended September 30, 2009, were 5.34% and 3.14%, respectively. Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.32% for Institutional Shares. Excluding the effect of expenses attributable to dividends on short sales, the Fund’s total annual operating expense ratio (net) was 1.82% for the fiscal year ended March 31, 2009. For the most recent month end performance information, please call (888) 992-2765 or contact your financial adviser.

Much of the Fund’s recent performance was made possible by defensive positioning and limited exposure heading into 2008. The Fund attempts to pursue reality by having an understanding of price, risk, time and expected payoff. We attempted to avoid taking large risks when risk was dramatically mis-priced vs. reality to the upside and then added exposure when risk was mis-priced to the downside. The past nine months (especially with the advantage of hindsight) evolved into one of the most opportune and profitable times in history for investors to add exposures to a number of areas. The key was having meaningful cash on hand and the courage to act at the right time and deploy it. This requires an investment philosophy that focuses on pricing risk and identifying conflicting signals and prices between equity and debt securities; long-only, passive asset allocation would have been extremely limiting. For our Fund in particular, adding exposures to opportunities within convertible arbitrage, distressed debt, global macro and opportunistic equity managers resulted in performance that reached our expectations in a shorter period of time than expected.

On that note, it’s very important for investors in all types of assets and strategies to begin reining in their expectations. The last 9 months is unlikely to be repeated for a long, long time. We do not expect our fund to have periods of 20% annualized returns in the future. This has been a very special time, but much like 2008, it’s best to try to forget about it and control emotions as quickly as possible as most of the mis-pricings have

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A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

moved either to or beyond reality. The risk/reward equation today is not nearly as attractive compared to 6-9 months ago. Going forward, we are likely entering a highly complex and unpredictable period with numerous possible outcomes; some good, some downright awful. It’s the awful ones with which we concern ourselves. What makes this environment incredibly complex is that the most obvious (and popular) concern may not be the one to watch out for. As such, the remainder of this discussion is going to be largely our risk management concerns (this is not a forecast) regarding the environment in which we find ourselves and potential outcomes (highly simplified) from it. We do not have strong opinions regarding any one outcome; therefore, the Fund overall remains somewhat agnostic at this time.

As noted earlier, it’s important for investors to keep things in perspective. Many investors get things wrong at the worst possible times because they invest emotionally by extrapolating past/current situations. Doing this near a peak or trough in a market cycle is disastrous. Such investors buy when things look great (remember Goldilocks?) and sell when things look bad (Great Depression II). One argument common today is we have experienced a cyclical recovery and reflation trade. This becomes further reinforced as the market rises and then is extrapolated into the future as the equity bandwagon gathers steam. Yes, this could be true, but we believe this is likely to become a highly vulnerable and volatile expectation. We simply believe investors had vastly mis-priced corporate cash flow streams based on their Great Depression II fears and now these cash flows have been repriced. No economic “reflation” was necessary nor likely. Many investors, however, are confusing “better than” expectations with misplaced expectations and want more. This certainly could maintain momentum and animal spirits until rising expectations become out of reach. The danger is that investors’ fears of underperforming their peers in the very short term (performance chasing) become greater than the fear of losing money.

The mess this country finds itself in was not caused by bankers, or greed, or a collapse of the capitalist system. It’s been caused by not allowing the free market system to work. A 10-12 year wave of misplaced government policies and Federal Reserve (“Fed”) interventions are the root cause of the problems we face today. These policies and interventions created a massive mis-allocation of capital and resources for more than a decade in an effort to cater to large public corporations and other political factions through fiscal and monetary policy and banking disintermediation. The small, entrepreneurial businesses essential for creating jobs were disregarded and forced to swim upstream relative to the flow of capital and incentives geared to create larger and larger public companies.

What’s worse is many of the individuals in power today were key players in this process going back to the days of the Long Term Capital Management rescue, tearing down the Glass Steagall Act (Citigroup conglomerate was the catalyst) and creating an artificial environment of cheap credit and money creation. This was the kick-off party for both “moral hazard” and creating “too-big-to-fail.” Politicians also mandated lending to sub-prime individuals and used Fannie Mae and Freddie Mac as their main tools. A few of these individuals also had direct roles overseeing our banks and allowed our entire system to borrow short and lend long with 30x leverage or more. They became spectators during one of the largest global credit bubbles in history. Many of these individuals are now the ones trying to correct everything with another quick-fix. I guess it should serve as no surprise that we are now supplying additional incentives for car and home purchases, bailing out large, mis-managed companies, and combining our largest financial institutions together in order to “save” the system.

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A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

Essentially, the past twelve years have been nothing more than a series of asset bubbles, busts and cheaper and cheaper money to reflate asset prices. Everything else has been noise with a rotation of over-financed or short-lived growth stories and a whole bunch of highly leveraged mergers, acquisitions and buy-outs. There have been few innovations and no secular job creating industries. Yet we now find ourselves with a mountain of debt, the cheapest money ever “created,” and further moves to expand money and credit. Once again the government and Fed are trying to ignite saturated logs with huge sums of paper that is likely (again) to give an illusion of the wood burning. Eventually the kindling burns out, and the logs need to burn on their own. This type of support mechanism has yet to prove any sustainability and we’re guessing it eventually burns out this time (though not sure when) as “borrow and spend” has reached its limits.

Intensifying the complexity, the Fed and the government are now using gasoline, which certainly can burn hotter than paper, but could also risk burning the house down. Much like previous cycles, momentum can continue to prop up asset prices (we’ve seen plenty of bubbles), especially when very large financial institutions are involved in a government financed and mandated carry trade. This could enable even higher asset prices. The opposite view is they lose their battle and we end up in a deflationary spiral, which is still a risk that few believe is still possible. Because politicians fear re-election, this could create the mother of all stimulus programs and may create the final bullet for the hyper-inflation and dollar collapse that many fear.

Another possibility that may seem counter-intuitive is the problem of getting strong growth in the economy and the markets over the next few quarters. This could initially be viewed as very exciting for investors (extrapolation), but would eventually put tremendous pressure on the enablers to withdraw the stimulus (and the ability to monetize debt) and increase interest rates. Among other problems, this could then cause a massive shift in sentiment toward the US Dollar. Since negativity toward the US Dollar is a very crowded trade (for good reason) and is highly correlated to global assets, any number of large, systemic global market risks could result from a reversal of sentiment. What’s more troubling is this would likely occur before the economy sustains itself, thus leading to a double dip scenario or worse. (As an aside, any dramatic reversal in the US Dollar is likely to cause tremendous volatility).

The benign view is the Fed gets it exactly right and we can simply inflate our way out of this mess and monetize our debts with no objection from our global trading partners. This seems highly unlikely to us based on past history, the tremendous arrogance on the part of the government enablers and, most importantly, the failure to apply the principles of basic finance. There is no anesthesia in finance; you need to feel the pain. It’s called saving.

Regardless of which outcome(s) could turn out to be “reality,” we will attempt to mitigate the Fund’s overall market beta and guard against undue losses until things become clearer. What seems obvious to many (ex: inflation) is usually not the biggest risk since the timing and path are highly uncertain. We’re not sure what “reality” is going to look like or how to price it, especially in the short term as Fed and government interventions have never been greater. Therefore, reining in exposures seems to be the most prudent at this time. If the equity markets rise straight up another 15-20% from here, we will very likely lag. Nonetheless, the more complex the environment, the more confidence we have in our Fund over many other forms of

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A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

investment. We are very comfortable with our manager allocations and our exposures. High volatility creates poor decision making and timing by many investors, which sets up opportunities for nimble, active risk managers like ours. In fact, many of our strategies are still attractive or could take advantage of a number of outcomes. As such, we welcome global market volatility. While we certainly make mistakes and get things wrong, we think the way to control losses is to utilize one of Peter Bernstein’s questions for rational investment decisions: “What are the consequences if I’m wrong?” Right now, we do not want to be wrong.

Thank you for your investment in the Absolute Strategies Fund.

Sincerely,

Jay Compson

Portfolio Manager

Absolute Investment Advisers LLC

The views in this report were those of the Fund’s adviser as of September 30, 2009, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.

Since the Fund utilizes a multi-manager strategy with multiple sub-advisers, it may be exposed to varying forms of risk. These risks include, but are not limited to, general market risk, multi-manager risk, non-diversification risk, small company risk, foreign risk, interest risk, credit risk, prepayment risk, IPO risk, liquidity risk, high turnover risk, leverage risk, pooled investment vehicle risk and derivatives risk. For a complete description of the Fund’s principal investment risks please refer to the prospectus.

Beta is the measure of an asset’s sensitivity to broad market moves, as measured for instance by the S&P 500 Index. A fund with a realized beta of 0.5 with respect to the S&P 500 Index would have received, on average, about 50% of the index returns when the market was up and about 50% of its losses when the market was down. Standard deviation indicates the volatility of a fund’s total returns and is useful because it identifies the spread of a fund’s short-term fluctuations.

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ABSOLUTE OPPORTUNITIES FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

Dear Shareholder,

We are pleased to present the semi-annual report for the Absolute Opportunities Fund (the “Fund”) for the period ended September 30, 2009. The Fund was launched on October 21, 2008, as a complement to the Absolute Strategies Fund. The Fund was created to capture a variety of investment opportunities and market inefficiencies and is intended to have a more concentrated, idiosyncratic risk profile compared to the Strategies Fund. As such, the Fund may have higher risk and should be utilized by patient, long-term investors seeking diversification away from traditional equity-like investments.

The Fund was up 17.04% over the 6 months ended September 30 versus 34.02% for the S&P 500, 10.24% for the HFRX Global Hedge Fund Index. Since inception (October 21, 2008), the Fund was up 24.01% vs. 13.55% for the S&P 500 and 3.34% for the HFRX Global Hedge Fund Index. Although the Fund has a relatively short history, we are very pleased with the overall performance especially since the Fund’s beta has been just 0.20, (beta measures the Fund’s sensitivity to the S&P 500), and had a positive return during 1st quarter of 2009, which was a down period for the equity markets. As such, the Fund’s returns to date have been largely independent of this market index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance current to the most recent month-end, call the Fund at 888-99-ABSOLUTE. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) for Institutional Shares is 3.15%. Excluding the effect of expenses attributable to dividends on short sales, the Fund’s total annual operating expense ratio is 2.95%. Returns include the reinvestment of dividends and capital gains. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower.

Much of the Fund’s performance for the year to date has been captured through realized gains by the Sub-Advisers and much of the Fund’s overall exposures have now been reduced or hedged. Several manager strategies are currently seeking to exploit future volatility in both the equity and credit markets. Many of these ideas are idiosyncratic and some seek to add short exposure to specific companies that are poised for financial deterioration due to balance sheet and cash flow challenges. As such, these positions may not be specific to broad asset classes or markets. Regardless, we believe the Fund will be well positioned for continued uncertainty in the economy and the global capital markets.

As we mentioned in the Strategies Fund commentary, poor decision making and timing by investors sets up opportunities for nimble managers. This is especially apparent when investors fear “missing out” as they fear underperforming more than they fear losing money. This is best summed up by quoting one of our Opportunities Fund managers, Green Eagle Capital, who likes to say, “More money has been lost reaching for yield than at gunpoint.”

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ABSOLUTE OPPORTUNITIES FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

If you would like to learn more about the Absolute Opportunities Fund, please contact your financial advisor. Thank you for your investment in the Fund.

Sincerely,

Jay Compson

Portfolio Manager

Absolute Investment Advisers LLC

The views in this report were those of the Fund’s adviser as of September 30, 2009, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.

Since the Fund utilizes a multi-manager strategy with multiple sub-advisers, it may be exposed to varying forms of risk. These risks include, but are not limited to, general market risk, multi-manager risk, non-diversification risk, small company risk, foreign risk, interest risk, credit risk, prepayment risk, IPO risk, liquidity risk, high turnover risk, leverage risk, pooled investment vehicle risk and derivatives risk. For a complete description of the Fund’s principal investment risks please refer to the prospectus.

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ABSOLUTE STRATEGIES FUND

PERFORMANCE CHART AND ANALYSIS

SEPTEMBER 30, 2009

The following charts reflect the change in value, since Absolute Strategies Fund’s (the “Fund”) commencement of investment operations, of a hypothetical $1,000,000 investment in Institutional Shares and a hypothetical $250,000 investment in R Shares, including the reinvestment of dividends and distributions compared with broad-based securities market indices. The Standard and Poor’s 500® Composite Index (“S&P 500”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Barclays Capital U.S. Aggregate Bond Index (“Barclays”) covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Hedge Fund Research Global Hedge Fund Index (“Hedge”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The performance of each share class differs due to different class expenses. During the period, Fund fees were waived or expenses reimbursed, otherwise returns would have been lower. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

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PERFORMANCE CHART AND ANALYSIS

SEPTEMBER 30, 2009

Institutional and R Shares vs. S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index and Hedge Fund Research Global Hedge Fund Index

Average Annual Total Return as of 09/30/09	One Year	Commencement of Investment Operations 07/27/05
Absolute Strategies Fund — Institutional Shares	5.34%	3.14%
Absolute Strategies Fund — R Shares	4.83%	2.73%
S&P 500 Index	(6.91)%	(1.61)%
Barclays Capital U.S. Aggregate Bond Index	10.56%	5.52%
Hedge Fund Research Global Hedge Fund Index	(3.63)%	0.01%

Investment Value as of 09/30/09
Absolute Strategies Fund — Institutional Shares	$1,137,835
S&P 500 Index	$934,300
Barclays Capital U.S. Aggregate Bond Index	$1,251,647
Hedge Fund Research Global Hedge Fund Index	$1,000,256

Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s total annual operating expense ratios (gross) are 2.32% and 2.73% for Institutional Shares and R Shares, respectively. Excluding the effect of expenses attributable to dividends on short sales, the Fund’s total annual operating expense ratios would be 1.82% and 2.23% for Institutional Shares and R Shares, respectively. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month end performance information, please call (888) 992-2765.

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PERFORMANCE CHART AND ANALYSIS (Continued)

SEPTEMBER 30, 2009

Investment Value as of 09/30/09
Absolute Strategies Fund — R Shares	$279,761
S&P 500 Index	$233,575
Barclays Capital U.S. Aggregate Bond Index	$312,912
Hedge Fund Research Global Hedge Fund Index	$250,064

Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s total annual operating expense ratios (gross) are 2.32% and 2.73% for Institutional Shares and R Shares, respectively. Excluding the effect of expenses attributable to dividends on short sales, the Fund’s total annual operating expense ratios would be 1.82% and 2.23% for Institutional Shares and R Shares, respectively. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month end performance information, please call (888) 992-2765.

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ABSOLUTE OPPORTUNITIES FUND

PERFORMANCE CHART AND ANALYSIS

SEPTEMBER 30, 2009

The following chart reflects the change in value, since Absolute Opportunities Fund’s (the “Fund”) commencement of investment operations, of a hypothetical $1,000,000 investment in Institutional Shares, including the reinvestment of dividends and distributions compared with broad-based securities market indices. The Standard and Poor’s 500® Composite Index (“S&P 500”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Hedge Fund Research Global Hedge Fund Index (“Hedge”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. During the period, Fund fees were waived or expenses reimbursed, otherwise returns would have been lower. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

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PERFORMANCE CHART AND ANALYSIS

SEPTEMBER 30, 2009

Absolute Opportunities Fund vs. S&P 500 Index and Hedge Fund Research Global Hedge Fund Index

Average Annual Total Return as of 09/30/09	Six Months	Commencement of Investment Operations 10/21/08
Absolute Opportunities Fund — Institutional Shares	17.04%	24.01%
S&P 500 Index	34.02%	13.55%
Hedge Fund Research Global Hedge Fund Index	10.24%	3.34%

Investment Value as of 09/30/09
Absolute Opportunities Fund	$1,240,114
S&P 500 Index	$1,135,545
Hedge Fund Research Global Hedge Fund Index	$1,033,390

Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.82%. Excluding the effect of expenses attributable to dividends on short sales, organization costs, and offering costs, the Fund’s total annual operating expense ratio would be 3.77%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month end performance information, please call (888) 992-2765.

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SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
Long Positions - 88.6%
Equity Securities - 37.4%
Common Stock - 34.9%
Consumer Discretionary - 3.8%
32,000	Abercrombie & Fitch Co.	$1,052,160
15,900	Advance Auto Parts, Inc. (f)	624,552
20,400	Aeropostale, Inc. (a)(f)	886,788
12,600	Airgas, Inc. (f)	609,462
21,900	Ambassadors Group, Inc. (f)	342,735
168,000	American Eagle Outfitters, Inc. (f)	2,832,480
28,300	AnnTaylor Stores Corp. (a)(f)	449,687
2,600	Apollo Group, Inc., Class A (a)(f)	191,542
23,900	ATC Technology Corp. (a)(f)	472,264
2,300	AutoZone, Inc. (a)(f)	336,306
82,400	Bed Bath & Beyond, Inc. (a)(f)(k)	3,093,296
27,500	Big Lots, Inc. (a)(f)	688,050
6,400	BJ’s Wholesale Club, Inc. (a)(f)	231,808
29,400	Brinker International, Inc. (f)	462,462
25,100	California Pizza Kitchen, Inc. (a)(f)	392,062
198,780	Carmax, Inc. (a)(f)(k)	4,154,502
23,800	Charlotte Russe Holding, Inc. (a)(f)	416,500
29,600	Cheesecake Factory, Inc. (a)(f)	548,192
29,400	Choice Hotels International, Inc. (f)	913,164
100,000	Cintas Corp.	3,031,000
21,500	Coach, Inc. (f)	707,780
33,506	Dana Holding Corp. (a)	228,176
3,200	Deckers Outdoor Corp. (a)(f)	271,520
35,400	Domino’s Pizza, Inc. (a)(f)	312,936
17,000	Ingram Micro, Inc. (a)(f)	286,450
50,000	International Game Technology	1,074,000
200	Kraft Foods, Inc. (f)	5,254
115,400	Lowe’s Cos., Inc. (f)	2,416,476
6,900	Marvel Entertainment, Inc. (a)(f)	342,378
140,000	Mobile Mini, Inc. (a)	2,430,400
35,500	Mohawk Industries, Inc. (a)(f)(k)	1,692,995
4,800	Nike, Inc., Class B	310,560
6,500	O’Reilly Automotive, Inc. (a)(f)	234,910
12,700	Panera Bread Co., Class A (a)(f)	698,500
11,000	Polaris Industries, Inc. (f)	448,580
4,750	Ross Stores, Inc.	226,908
105,705	Royal Caribbean Cruises, Ltd. (a)(f)(k)	2,545,376
16,748	Sears Holdings Corp. (a)	1,093,812
150,000	Sonic Corp. (a)	1,659,000
45,700	Staples, Inc. (f)	1,061,154
34,600	Starbucks Corp. (a)(f)(l)	714,490
53,850	Steak N Shake Co. (a)(f)	633,814
20,950	Target Corp. (f)(k)	977,946
25,300	Timberland Co., Class A (a)(f)	352,176
21,300	TJX Cos., Inc. (f)	791,295
7,000	Toro Co. (f)	278,390
9,100	Vail Resorts, Inc. (a)(f)	305,214
8,300	WABCO Holdings, Inc. (a)(f)	174,300
27,295	Walgreen Co. (k)	1,022,744

Shares	Security Description	Value
6,300	Wal-Mart Stores, Inc.	$309,267
54,642	Warner Music Group Corp. (a)	302,170
7,700	WESCO International, Inc. (a)(f)	221,760
23,800	WMS Industries, Inc. (a)(f)	1,060,528
39,400	Yum! Brands, Inc. (f)	1,330,144

		48,250,415

Consumer Staples - 6.9%
9,100	Alberto-Culver Co. (f)	251,888
11,900	Alliance Data Systems Corp. (a)(f)	726,852
12,400	AmerisourceBergen Corp. (f)	277,512
52,900	AMN Healthcare Services, Inc. (a)(f)	503,079
378,000	Anhui Expressway Co., Class H	223,384
24,000	Apollo Investment Corp. (f)	229,200
16,300	Boston Scientific Corp. (a)	172,617
44,000	Brink’s Home Security Holdings, Inc. (a)(f)	1,354,760
8,700	Campbell Soup Co. (f)	283,794
21,500	Career Education Corp. (a)(f)	524,170
4,900	Chemed Corp. (f)	215,061
25,000	Church & Dwight Co., Inc.	1,418,500
206,526	Coca-Cola Co. (f)	11,090,446
33,600	Coca-Cola Enterprises, Inc. (f)	719,376
75,000	Coinstar, Inc. (a)	2,473,500
20,000	ConAgra Foods, Inc. (f)	433,600
19,300	Corporate Executive Board Co. (f)	480,570
30,000	Covidien PLC	1,297,800
35,900	Dean Foods Co. (a)(f)	638,661
38,100	Deluxe Corp. (f)	651,510
57,500	Diageo PLC, ADR (f)	3,535,675
10,000	Edwards Lifesciences Corp. (a)(f)	699,100
17,300	Ennis, Inc.	279,049
97,400	Equifax, Inc. (f)	2,838,236
135,600	H&R Block, Inc. (f)	2,492,328
18,200	Hewitt Associates, Inc., Class A (a)(f)	663,026
83,800	Hillenbrand, Inc. (f)	1,707,006
10,700	Hill-Rom Holdings, Inc. (f)	233,046
17,500	HJ Heinz Co. (f)	695,625
11,700	Idexx Laboratories, Inc. (a)(f)	585,000
8,600	Immucor, Inc. (a)(f)	152,220
21,800	Invacare Corp. (f)	485,704
24,800	Iron Mountain, Inc. (a)(f)	661,168
6,400	ITT Educational Services, Inc. (a)(f)	706,624
9,400	J&J Snack Foods Corp. (f)	405,986
190,000	Jiangsu Expressway Co., Ltd., Class H	155,921
9,800	Johnson & Johnson	596,722
16,500	Kenexa Corp. (a)(f)	222,420
6,005	Mastercard, Inc., Class A	1,213,911
80,000	McCormick & Co., Inc.	2,715,200
33,500	Moody’s Corp. (f)	685,410
12,600	Orthofix International NV (a)(f)	370,314
11,800	Peet’s Coffee & Tea, Inc. (a)(f)	333,114
203,300	PepsiCo, Inc. (f)	11,925,578
78,600	Philip Morris International, Inc. (f)	3,830,964

See Notes to Financial Statements.	12	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
96,200	Procter & Gamble Co.	$5,571,904
18,651	Quanta Services, Inc. (a)	412,747
167,080	Robert Half International, Inc. (f)	4,180,342
27,100	RR Donnelley & Sons Co. (f)	576,146
49,800	Sara Lee Corp. (f)	554,772
7,000	Scotts Miracle-Gro Co., Class A (f)	300,650
384,000	Shenzhen Expressway Co., Ltd., Class H	188,283
810,000	Sichuan Expressway Co., Ltd. (a)	321,908
8,425	St Jude Medical, Inc. (a)(f)	328,659
3,100	Strayer Education, Inc. (f)	674,808
7,000	SurModics, Inc. (a)(f)	172,200
11,000	SYSCO Corp. (f)	273,350
6,700	Techne Corp. (f)	419,085
22,400	Thoratec Corp. (a)(f)	678,048
100,000	Total System Services, Inc.	1,611,000
160,000	Toyota Industries Corp., ADR	4,404,976
11,400	Universal Technical Institute, Inc. (a)(f)	224,580
19,686	Visa, Inc., Class A (f)	1,360,499
6,100	VistaPrint NV (a)(f)	309,575
55,000	Watson Wyatt Worldwide, Inc., Class A	2,395,800
20,000	Weight Watchers International, Inc.	548,800
12,600	Western Union Co. (f)	238,392
15,500	Wright Express Corp. (a)(f)	457,405
236,000	Zhejiang Expressway Co., Ltd.	206,765

		88,566,321

Energy - 2.1%
43,200	Basic Energy Services, Inc. (a)(f)	366,768
23,204	Canadian Natural Resources, Ltd.	1,559,077
27,128	Canadian Oil Sands Trust	779,140
26,810	Canadian Oil Sands Trust	768,105
19,000	Chevron Corp. (f)	1,338,170
5,645	China Petroleum & Chemical Corp., ADR	480,672
3,172	CNOOC, Ltd., ADR	429,584
179,500	ConocoPhillips (f)(k)	8,106,220
18,100	Cree, Inc. (a)(f)	665,175
7,300	Diamond Offshore Drilling, Inc. (f)	697,296
18,627	EnCana Corp.	1,073,101
16,800	EQT Corp. (f)	715,680
13,400	Exterran Holdings, Inc. (a)(f)	318,116
6,700	Exxon Mobil Corp. (f)	459,687
13,600	Gulf Island Fabrication, Inc. (f)	254,864
73,600	Hercules Offshore, Inc. (a)(f)	361,376
18,170	Imperial Oil, Ltd. (f)	691,005
68,300	Key Energy Services, Inc. (a)(f)	594,210
19,700	Marathon Oil Corp. (f)	628,430
5,000	Murphy Oil Corp. (f)	287,850
18,750	Nexen, Inc.	423,188
4,600	Occidental Petroleum Corp. (f)	360,640
12,400	Oceaneering International, Inc. (a)(f)	703,700
33,400	Patterson-UTI Energy, Inc. (f)	504,340
24,060	Penn West Energy Trust	381,110
3,683	PetroChina Co., Ltd., ADR	418,941
28,400	Petrohawk Energy Corp. (a)(f)	687,564

Shares	Security Description	Value
3,500	SEACOR Holdings, Inc. (a)(f)	$285,705
16,400	Southwestern Energy Co. (a)(f)	699,952
42,617	Suncor Energy, Inc.	1,472,844
9,400	Sunoco, Inc. (f)	267,430
12,900	Talisman Energy, Inc. (f)	223,686
4,800	Ultra Petroleum Corp. (a)(f)	235,008

		27,238,634

Financial - 6.2%
3,900	Affiliated Managers Group, Inc. (a)	253,539
8,900	Allstate Corp. (f)	272,518
57,000	American Express Co.	1,932,300
495,300	AmeriCredit Corp. (a)	7,820,787
18,800	Ameriprise Financial, Inc. (f)	683,004
110,000	Arthur J Gallagher & Co.	2,680,700
22,300	Astoria Financial Corp. (f)	246,192
11,900	Axis Capital Holdings, Ltd. (f)	359,142
36,100	Banco Latinoamericano de Comerico Exterior (f)	513,342
301,160	Bancorp, Inc. (a)	1,722,635
14,800	Bancorpsouth, Inc. (f)	361,268
74,500	Bank of America Corp.	1,260,540
5,200	Bank of Hawaii Corp. (f)	216,008
169,277	Bank Of New York Mellon Corp. (f)(k)	4,907,340
14,100	Bank of the Ozarks, Inc. (f)	374,073
11,600	BB&T Corp. (f)	315,984
101	Berkshire Hathaway, Inc., Class A (a)(f)	1,212,895
365	Berkshire Hathaway, Inc., Class B (a)	10,201,000
9,900	Chubb Corp. (f)	499,059
12,800	City Holding Co. (f)	381,568
5,142	CME Group, Inc.	1,584,713
9,400	CNA Financial Corp. (a)(f)	226,916
6,200	Commerce Bancshares, Inc. (f)	230,888
6,600	Credicorp, Ltd. (f)	513,216
36,700	CVB Financial Corp. (f)	278,553
10,688	Deutsche Boerse AG	877,107
2,800	Everest Re Group, Ltd. (f)	245,560
470	Fairfax Financial Holdings, Ltd.	174,243
19,300	Federated Investors, Inc., Class B (f)	508,941
37,330	Franklin Resources, Inc. (f)	3,755,398
13,500	Hancock Holding Co. (f)	507,195
3,800	Hanover Insurance Group, Inc. (f)	157,054
24,300	Hartford Financial Services Group, Inc. (f)(k)	643,950
2,615	HDFC Bank, Ltd., ADR	309,538
95,200	Hong Kong Exchanges and Clearing, Ltd.	1,725,873
19,400	Horace Mann Educators Corp. (f)	271,018
43,200	Hudson City Bancorp, Inc. (f)	568,080
35,943	Icahn Enterprises LP	1,436,282
7,140	ICICI Bank, Ltd., ADR	275,318
12,700	Infinity Property & Casualty Corp. (f)	539,496
17,585	IntercontinentalExchange, Inc. (a)(f)	1,709,086
18,400	International Bancshares Corp. (f)	300,104
7,900	Investment Technology Group, Inc. (a)(f)	220,568

See Notes to Financial Statements.	13	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
133,559	LaBranche & Co., Inc. (a)	$454,101
19,100	LTC Properties, Inc. (f)	459,164
11,300	Max Capital Group, Ltd. (f)	241,481
7,400	Mercury General Corp. (f)	267,732
13,200	Montpelier Re Holdings, Ltd. (f)	215,424
8,000	Morgan Stanley	247,040
41,445	Nasdaq OMX Group, Inc. (a)	872,417
14,700	National Health Investors, Inc. (f)	465,255
10,275	Nationwide Health Properties, Inc.	318,422
35,900	NewAlliance Bancshares, Inc. (f)	384,130
18,780	Northern Trust Corp. (f)	1,092,245
57,207	NYSE Euronext (f)	1,652,710
26,400	optionsXpress Holdings, Inc. (a)(f)	456,192
25,800	Oriental Financial Group, Inc. (f)	327,660
6,100	Park National Corp. (f)	355,874
138,070	PrivateBancorp, Inc. (f)	3,377,192
22,450	Progressive Corp.	372,221
11,300	Prosperity Bancshares, Inc. (f)	393,127
4,800	Prudential Financial, Inc. (f)	239,568
7,500	PS Business Parks, Inc. (f)	384,900
200,000	Resource America, Inc., Class A	962,000
131,900	Singapore Exchange, Ltd.	788,413
23,250	State Street Corp.	1,222,950
22,700	St. Joe Co. (a)(f)	661,024
10,300	SWS Group, Inc. (f)	148,320
29,300	T Rowe Price Group, Inc. (f)	1,339,010
19,700	TD Ameritrade Holding Corp. (a)(f)	386,514
26,600	TradeStation Group, Inc. (a)(f)	216,790
15,300	Trustmark Corp. (f)	291,465
19,700	United Bankshares, Inc. (f)	385,923
223,083	Urbana Corp., Non Voting Class A (a)	395,888
60,070	US Global Investors, Inc., Class A	740,663
246,000	Value Partners Group, Ltd.	101,891
20,300	Ventas, Inc. (f)	781,550
18,100	Washington Federal, Inc. (f)	305,166
179,000	Wells Fargo & Co. (f)	5,044,220
24,900	WesBanco, Inc. (f)	384,954

		80,006,587

Healthcare - 2.4%
1,900	Aetna, Inc. (f)	52,877
33,300	Allscripts-Misys Healthcare Solutions, Inc. (a)(f)	674,991
4,200	Amgen, Inc. (a)(f)	252,966
45,000	Beckman Coulter, Inc.	3,102,300
9,800	Cerner Corp. (a)(f)	733,040
20,000	Covance, Inc. (a)	1,083,000
27,900	Dendreon Corp. (a)(f)	780,921
5,100	Endo Pharmaceuticals Holdings, Inc. (a)(f)	115,413
20,300	ev3, Inc. (a)(f)	249,893
11,200	Express Scripts, Inc. (a)(f)	868,896
15,700	Forest Laboratories, Inc. (a)(f)	462,208
4,800	Gilead Sciences, Inc. (a)(f)	223,584

Shares	Security Description	Value
36,800	Healthspring, Inc. (a)(f)	$450,800
6,389	Henry Schein, Inc. (a)(f)	350,820
13,100	Life Technologies Corp. (a)(f)	609,805
12,300	Lincare Holdings, Inc. (a)(f)	384,375
6,900	Magellan Health Services, Inc. (a)(f)	214,314
9,825	Medco Health Solutions, Inc. (a)	543,421
60,000	Perrigo Co.	2,039,400
570,000	Pfizer, Inc.	9,433,500
44,925	Quest Diagnostics, Inc. (f)	2,344,635
115,950	UnitedHealth Group, Inc. (f)(k)	2,903,388
30,500	Valeant Pharmaceuticals International (a)(f)	855,830
21,100	Vertex Pharmaceuticals, Inc. (a)(f)	799,690
36,800	WellPoint, Inc. (a)(f)	1,742,848

		31,272,915

Industrial - 4.1%
44,000	3M Co. (f)(k)	3,247,200
15,200	Apogee Enterprises, Inc. (f)	228,304
1,948,000	Beijing Capital International Airport Co., Ltd., Class H (a)	1,211,523
92,550	Boeing Co. (f)	5,011,583
90,000	Brink’s Co.	2,421,900
52,915	Burlington Northern Santa Fe Corp. (f)	4,224,204
257,682	Cemex SAB de C.V., ADR (a)(f)	3,329,252
19,400	Cooper Industries PLC, Class A (f)	728,858
3,800	Crane Co. (f)	98,078
31,400	Crown Holdings, Inc. (a)(f)	854,080
29,645	CSX Corp. (f)	1,240,940
13,700	Diana Shipping, Inc. (a)(f)	178,100
5,100	Dionex Corp. (a)(f)	331,347
16,600	Dolby Laboratories, Inc., Class A (a)(f)	633,954
23,300	Dycom Industries, Inc. (a)(f)	286,590
41,000	Emerson Electric Co. (f)(k)	1,643,280
9,100	Energizer Holdings, Inc. (a)(f)	603,694
12,600	Gardner Denver, Inc. (a)(f)	439,488
12,900	Garmin, Ltd. (f)	486,846
20,300	Gentex Corp. (f)	287,245
45,700	Graco, Inc. (f)	1,273,659
13,100	Greif, Inc., Class A (f)	721,155
8,549	Guangshen Railway Co., Ltd., ADR	171,407
15,600	Harsco Corp. (f)	552,396
35,400	Herbalife, Ltd. (f)	1,158,996
23,300	JB Hunt Transport Services, Inc. (f)	748,629
347	Kansas City Southern (a)(f)	9,192
10,400	KBR, Inc.	242,216
8,700	Kirby Corp. (a)(f)	320,334
84,300	Lancaster Colony Corp. (f)	4,322,061
27,700	Landstar System, Inc. (f)	1,054,262
11,600	Lennox International, Inc. (f)	418,992
6,200	Martin Marietta Materials, Inc. (f)	570,834
31,400	Nalco Holding Co. (f)	643,386
14,000	Nordson Corp. (f)	785,260
15,240	Norfolk Southern Corp.	656,996

See Notes to Financial Statements.	14	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
8,600	Northrop Grumman Corp. (f)	$445,050
1,950	Parker Hannifin Corp. (f)	101,088
10,200	Raven Industries, Inc. (f)	272,646
20,100	Raytheon Co. (f)	964,197
4,900	SPX Corp. (f)	300,223
11,400	Stericycle, Inc. (a)(f)	552,330
617,000	Tianjin Port Development Holdings, Ltd.	238,041
12,000	TYCO International, Ltd. (f)	413,760
14,521	Union Pacific Corp.	847,300
61,550	United Parcel Service, Inc., Class B (f)(k)	3,475,729
165,540	USG Corp. (a)(f)	2,843,977
9,300	Valmont Industries, Inc. (f)	792,174
13,700	Zebra Technologies Corp. (a)(f)	355,241

		52,737,997

Information Technology - 3.1%
83,650	Accenture PLC, Class A (f)(k)	3,117,635
21,300	Adobe Systems, Inc. (a)(f)	703,752
19,200	Advent Software, Inc. (a)(f)	772,800
37,600	Altera Corp. (f)	771,176
108,600	Automatic Data Processing, Inc. (f)	4,267,980
17,200	BMC Software, Inc. (a)(f)	645,516
49,770	Broadridge Financial Solutions, Inc.	1,000,377
96,750	Computershare, Ltd.	952,538
120,000	Dell, Inc. (a)	1,831,200
26,500	DST Systems, Inc. (a)(f)	1,187,200
14,200	Global Payments, Inc. (f)	663,140
8,058	Hewlett-Packard Co. (f)	380,418
45,900	Integrated Device Technology, Inc. (a)(f)	310,284
3,391	International Business Machines Corp. (f)	405,598
25,200	Intersil Corp., Class A (f)	385,812
60,000	Jack Henry & Associates, Inc.	1,408,200
37,300	Lawson Software, Inc. (a)	232,752
20,500	Micros Systems, Inc. (a)(f)	618,895
339,825	Microsoft Corp. (f)	8,798,069
3,400	MicroStrategy, Inc. (a)(f)	243,236
23,547	MSCI, Inc., Class A (a)	697,462
19,300	NCR Corp. (a)(f)	266,726
70,400	Nvidia Corp. (a)(f)	1,058,112
31,275	Oracle Corp. (f)	651,771
14,500	Progress Software Corp. (a)(f)	328,425
15,700	Quest Software, Inc. (a)(f)	264,545
25,700	Red Hat, Inc. (a)(f)	710,348
5,600	Salesforce.com, Inc. (a)(f)	318,808
41,460	Scientific Learning Corp. (a)(f)	148,012
50,500	Seagate Technology (a)(f)	768,105
86,400	SEI Investments Co. (f)	1,700,352
10,300	SRA International, Inc., Class A (a)(f)	222,377
15,900	Texas Instruments, Inc. (f)	376,671
16,200	Tyler Technologies, Inc. (a)(f)	276,858
23,900	VMWare, Inc., Class A (a)(f)	960,063
16,200	Western Digital Corp. (a)(f)	591,786
30,300	Xilinx, Inc. (f)	709,626

Shares	Security Description	Value
25,700	Zoran Corp. (a)(f)	$296,064

		39,042,689

Materials - 1.4%
59,647	Anglo American PLC, ADR (a)	947,194
14,285	BHP Billiton, Ltd., ADR	942,953
11,100	Carpenter Technology Corp. (f)	259,629
40,000	Compass Minerals International, Inc.	2,464,800
29,285	Franco-Nevada Corp.	768,333
21,694	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	1,488,425
21,400	Innospec, Inc. (f)	315,650
75,000	International Flavors & Fragrances, Inc.	2,844,750
19,600	Intrepid Potash, Inc. (a)(f)	462,364
5,700	Kaiser Aluminum Corp. (f)	207,252
8,800	Lubrizol Corp. (f)	628,848
7,100	Minerals Technologies, Inc. (f)	337,676
4,600	Mosaic Co.	221,122
3,300	NewMarket Corp. (f)	307,032
19,100	Nucor Corp. (f)	897,891
7,260	Potash Corp. of Saskatchewan, Inc.	655,868
6,026	Rio Tinto PLC, ADR	1,026,168
6,300	Sherwin-Williams Co. (f)	379,008
21,300	Sigma-Aldrich Corp. (f)	1,149,774
37,500	Southern Copper Corp. (f)	1,150,875

		17,455,612

Telecommunication Services - 4.4%
4,700	Adtran, Inc. (f)	115,385
25,000	American Tower Corp., Class A (a)(f)	910,000
320,000	Comcast Corp., Special Class A	5,145,600
41,300	CVS/Caremark Corp. (f)	1,476,062
17,100	DIRECTV Group, Inc. (a)(f)	471,618
105,000	DISH Network Corp., Class A (a)	2,022,300
65,100	Earthlink, Inc. (f)	547,491
236,400	eBay, Inc. (a)(f)	5,581,404
11,500	Equinix, Inc. (a)(f)	1,058,000
34,100	Expedia, Inc. (a)(f)	816,695
12,300	Factset Research Systems, Inc. (f)	814,752
6,200	Harris Corp. (f)	233,120
10,800	j2 Global Communications, Inc. (a)(f)	248,508
15,000	inVentiv Health, Inc. (a)(f)	250,950
5,000	Liberty Global, Inc., Class A (a)(f)	112,850
520,000	Liberty Media Corp. — Interactive, Class A (a)	5,704,400
10,800	McGraw-Hill Cos., Inc. (f)	271,512
12,700	Netgear, Inc. (a)	233,045
20,700	Netflix, Inc. (a)(f)	955,719
21,100	NeuStar, Inc., Class A (a)(f)	476,860
1,050,000	News Corp., Class A	12,589,500
14,000	Plantronics, Inc. (f)	375,340
4,900	QUALCOMM, Inc. (f)	220,402
44,700	Qwest Communications International, Inc.	170,307

See Notes to Financial Statements.	15	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description		Value
22,900	S1 Corp. (a)(f)		$141,522
8,500	Shaw Communications, Inc., Class B (f)		153,085
12,200	Sohu.com, Inc. (a)(f)		839,116
17,200	Symantec Corp. (a)(f)		283,284
21,800	Telefonaktiebolaget LM Ericsson, ADR		218,436
31,100	TIBCO Software, Inc. (a)(f)		295,139
39,000	Valueclick, Inc. (a)(f)		514,410
393,000	Viacom, Inc., Class B (a)		11,019,720
14,600	Websense, Inc. (a)(f)		245,280
83,150	Walt Disney Co. (f)		2,283,299
12,500	Yahoo!, Inc. (a)(f)		222,625

			57,017,736

Utilities - 0.5%
19,100	Alliant Energy Corp. (f)		531,935
4,100	Ameren Corp. (f)		103,648
113,142	Calpine Corp. (a)		1,303,396
9,600	DTE Energy Co. (f)		337,344
121,250	Dynegy, Inc., Class A (a)		309,188
14,500	Energen Corp. (f)		624,950
10,000	Exelon Corp.		496,200
2,600	FirstEnergy Corp. (f)		118,872
14,100	ITC Holdings Corp. (f)		640,845
25,995	Mirant Corp. (a)(f)		427,098
11,400	National Fuel Gas Co. (f)		522,234
8,245	NRG Energy, Inc. (a)		232,427
6,800	NV Energy, Inc. (f)		78,812
12,800	Public Service Enterprise Group, Inc. (f)		402,432
26,839	RRI Energy, Inc. (a)		191,630
7,800	Sempra Energy (f)		388,518

			6,709,529

Total Common Stock (Cost $388,233,075)			448,298,435

Shares	Security Description	Rate	Value
Preferred Stock - 2.5%
Consumer Discretionary - 0.1%
5,819	Callaway Golf Co. (b)(f)	7.50%	731,739
16,461	Ford Motor Co Capital Trust II (f)	6.50	495,806

			1,227,545

Consumer Staples - 0.1%
2,083	Bunge Ltd. (f)	5.13	1,270,630

Energy - 0.2%
22,855	Goodrich Petroleum Corp. (f)	5.38	1,092,754
8,209	Whiting Petroleum Corp. (f)	6.25	1,239,313

			2,332,067

Shares	Security Description	Rate		Value
Financial - 0.8%
104,101	Alexandria Real Estate Equities, Inc. (f)	7.00%		$2,029,969
65,428	AMG Capital Trust II (f)	5.15		2,036,447
395	Bank of America Corp. (f)	7.25		335,849
83,000	FNMA (a)	5.38		235,720
14,467	FNMA (a)	5.13		38,482
600	FNMA (a)(c)	0.00		1,524
4,416	SLM Corp. (f)	7.25		2,216,832
62,023	SLM Corp.	6.97		1,907,207
2,155	Wells Fargo & Co. (f)	7.50		1,924,415

				10,726,445

Healthcare - 0.5%
1,528	Healthsouth Corp. (f)	6.50		1,112,002
70	Healthsouth Corp. (b)(f)	6.50		50,943
6,332	Inverness Medical Innovations, Inc. (a)(f)	3.00		1,639,988
2,892	Mylan, Inc. (f)	6.50		2,994,926
29,522	Omnicare, Inc. (f)	4.00		1,031,425

				6,829,284

Industrial - 0.1%
1,607	Kansas City Southern (f)	5.13		1,542,720

Telecommunication Services - 0.7%
10,339	Crown Castle International (f)	6.25		542,591
10,430	Interpublic Group of Cos., Inc. (f)	5.25		7,956,317
323	Interpublic Group of Cos., Inc. (b)(f)	5.25		243,138

				8,742,046

Total Preferred Stock (Cost $26,407,671)				32,670,737

Total Equity Securities (Cost $414,640,746)				480,969,172

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 42.4%
Asset Backed Obligations - 8.7%
$160,645	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (c)	5.63	03/25/36	102,354

See Notes to Financial Statements.	16	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$132,039	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (c)	5.84%	03/25/36	$84,027
257,786	Alliance Bancorp Trust, Series 2007-OA1 A1 (c)	0.49	07/25/37	112,551
1,015,000	American Airlines Pass Through Trust, Series 2001-02 (f)	7.86	10/01/11	1,013,731
765,000	American Airlines Pass Through Trust, Series 2009-1A (f)	10.38	07/02/19	835,763
990,000	American Home Mortgage Assets, Series 2007-4 A2 (c)	0.44	08/25/37	487,034
390,000	Asset Backed Funding Certificates, Series 2006-HE1 M2 (c)	0.53	01/25/37	1,011
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (b)(c)	1.50	05/25/37	71,093
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (c)	1.25	06/25/37	581,631
398,414	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00	09/25/35	293,697
119,764	Banc of America Funding Corp., Series 2006-E 2A1 (c)	5.80	06/20/36	78,351
468,555	Banc of America Funding Corp., Series 2006-F 1A1 (c)	5.19	07/20/36	329,073
661,252	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	450,818
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (c)(f)	5.50	12/28/35	84,479

Principal	Security Description	Rate	Maturity	Value
$372,674	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (c)	5.79%	08/25/47	$233,264
1,359,742	Bear Stearns Alt-A Trust, Series 2005-4B 21A (c)	4.21	05/25/35	828,552
312,698	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (c)	0.52	10/25/35	165,528
295,470	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (c)	5.71	03/25/36	151,758
2,922,377	Bear Stearns Asset Backed Securities Trust, Series 2006-SD4 3A1 (c)	1.88	10/25/36	708,620
326,287	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6 1A1 (c)	1.50	08/25/37	198,799
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (c)	0.38	07/25/37	647,355
625,801	BNC Mortgage Loan Trust, Series 2007-4 A3A (c)	0.50	11/25/37	537,882
1,300,000	Centex Home Equity Loan Trust, Series 2006-A AV4 (c)	0.50	06/25/36	632,347
824,000	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	723,886
158,004	Chase Mortgage Finance Corp., Series 2005-A1 1A1 (c)	5.41	12/25/35	135,035
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c)(f)	5.24	12/25/35	87,582
706,939	Chaseflex Trust, Series 2007-1 2A9	6.00	02/25/37	460,633
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	755,505
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	928,673
75,000	Citigroup Commercial Mortgage Trust, Series 2007-C6 A4 (c)(f)	5.89	12/10/49	65,485

See Notes to Financial Statements.	17	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$1,205,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4 (f)	5.32%	12/11/49	$1,010,534
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (c)(f)	5.89	11/15/44	149,680
6,450	Citigroup Mortgage Loan Trust, Inc., Series 2005-WFI A2 (c)(f)	4.49	02/25/35	6,128
1,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (c)	0.42	07/25/45	468,792
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (c)	0.52	01/25/37	2,591
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (c)	0.54	01/25/37	878
89,083	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC4 A2A (c)(f)	0.31	05/25/37	74,195
1,078,910	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (c)	5.90	07/25/37	737,887
1,530,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (c)	0.45	01/25/37	563,936
1,039,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.43	03/25/37	462,810
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (c)	0.65	03/25/37	36,016
925,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)	0.41	06/25/37	465,902
1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)	0.52	06/25/37	13,469

Principal	Security Description	Rate	Maturity	Value
$1,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	1.30%	07/25/37	$548,714
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (c)(f)	1.55	07/25/37	100,317
102,289	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	74,218
1,300,000	Cobalt CW Capital, Ltd., Series 2006-C1 A4	5.22	08/15/48	1,077,320
1,295,000	Commercial Mortgage Loan Trust, Series 2008-LS1 A4B (c)	6.22	12/10/49	1,079,268
1,250,000	Conseco Finance, Series 2002-C BF1 (c)(g)	8.00	06/15/32	1,036,651
850,000	Continental Airlines, Inc.	9.00	07/08/16	896,750
100,000	Continental Airlines, Inc., Series 071A	5.98	04/19/22	94,500
49,892	Continental Airlines, Inc., Series 971A (f)	7.46	04/01/15	46,524
87,621	Countrywide Alternative Loan Trust, Series 2004-J1 4CB1	6.50	10/25/34	73,710
296,171	Countrywide Alternative Loan Trust, Series 2005-43 3A (c)	5.64	10/25/35	193,588
113,198	Countrywide Alternative Loan Trust, Series 2005-5CB 1A1	5.50	11/25/35	90,340
455,825	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (c)	0.57	12/25/36	226,230
87,780	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	63,643
826,799	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	0.41	02/25/47	406,606

See Notes to Financial Statements.	18	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$936,303	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.34%	04/25/47	$725,166
1,740,000	Countrywide Asset-Backed Certificates, Series 2007-1 2A2 (c)	0.37	06/25/47	1,101,836
693,921	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (c)	1.15	10/25/47	407,824
1,027,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (c)	0.41	10/25/47	615,981
129,946	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (c)(f)	0.31	06/25/47	114,386
1,113,041	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)(f)	5.55	06/25/47	763,674
567,966	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (c)	5.97	06/25/47	382,973
153,492	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (c)	5.92	09/25/47	101,772
693,279	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB2 3A1 (c)	5.34	02/25/47	359,661
1,930,000	Credit Suisse Capital Certificates, Series 2006-C5A3 (f)	5.31	12/15/39	1,571,790
34,449	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (c)	3.54	10/25/33	28,671
200,000	CS First Boston Mortgage Securities Corp., Series 2005-C5 A3 (c)(f)	5.10	08/15/38	198,561
1,389,359	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (c)(f)	0.85	07/25/36	643,806

Principal	Security Description	Rate	Maturity	Value
$362,940	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1	6.00%	10/25/21	$242,002
915,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3 (f)	5.47	09/15/39	779,961
1,455,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.40	05/25/36	565,493
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (c)	0.36	10/25/36	757,862
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 M2 (c)	0.55	10/25/36	7,212
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (c)	0.36	11/25/36	202,105
845,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (c)	0.48	11/25/36	289,425
1,563,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB4 M1 (c)	0.57	04/25/37	11,763
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (c)	0.50	04/25/37	485,698
500,000	CW Capital Cobalt, Ltd., Series 2007-C3 AJ (c)	6.02	05/15/46	266,945
550,000	Delta Airlines, Inc., Series A2	7.57	11/18/10	545,875
1,447,199	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (c)	0.41	01/25/47	404,712
1,360,627	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (c)	1.82	04/25/47	669,224
995,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B (f)	7.67	11/08/16	914,156

See Notes to Financial Statements.	19	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$700,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (c)	0.44%	04/25/37	$268,962
77,935	Equity One ABS, Inc., Series 2002-4 M1 (c)(f)	5.22	02/25/33	40,868
15,791,320	FINOVA Group, Inc. (d)	7.50	11/15/09	1,500,175
2,800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.40	08/25/36	1,015,119
2,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (c)(f)	0.48	12/25/37	9,024
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (c)	0.39	01/25/38	348,770
1,331,899	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (c)	3.41	05/25/35	900,204
1,130,000	First Horizon Alternative Mortgage Securities, Series 2005-AR6 2A1B (c)(f)	5.53	01/25/36	658,257
871,845	First Horizon Alternative Mortgage Securities, Series 2006-AA2 2A1 (c)	6.11	05/25/36	443,358
228,748	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (c)	0.62	02/25/37	112,613
376,572	FPL Energy National Wind Portfolio LLC (b)(f)	6.13	03/25/19	344,223
272,435	FPL Energy Wind Funding LLC (b)(f)	6.88	06/27/17	259,494

Principal	Security Description	Rate	Maturity	Value
$200,000	GE Capital Commercial Mortgage Corp., Series 2006-C1 (c)(f)	5.52%	03/10/44	$188,939
470,506	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	446,204
1,305,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (c)	6.12	07/10/38	1,197,130
1,092,000	GSAA Home Equity Trust, Series 2005-12 AF3 (c)	5.07	09/25/35	868,421
1,500,000	GSAA Home Equity Trust, Series 2006-9 A4A (c)	0.49	06/25/36	604,524
2,503,163	GSAA Home Equity Trust, Series 2007-3 1A1B (c)	0.35	03/25/47	324,954
1,650,000	GSAA Home Equity Trust, Series 2007-5 2A3A (c)	0.57	04/25/47	765,591
1,630,000	GSAA Home Equity Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	884,945
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (c)(f)	3.89	08/25/34	1,102,259
22,943	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)(f)	0.65	11/19/34	13,600
251,113	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (c)(f)	6.37	06/19/36	156,378
2,189,484	Harborview Mortgage Loan Trust, Series 2007-5 A1A (c)	0.44	09/19/37	997,988
900,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-3 A4 (c)	0.49	03/20/36	520,951
100,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4 A2F (f)(h)	5.32	03/20/36	97,223
800,000	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4 A3V (c)	0.40	03/20/36	629,194

See Notes to Financial Statements.	20	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$600,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M1 (c)	0.63%	03/20/36	$271,470
700,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-1 M2 (c)	0.73	03/20/36	244,293
1,300,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M1 (c)(f)	0.56	07/20/36	487,416
1,000,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2 M2 (c)	0.62	07/20/36	304,974
790,062	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)(f)	1.45	11/20/36	657,679
1,390,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 M1 (c)	2.50	11/20/36	705,067
388,021	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (c)	5.95	09/25/37	215,735
1,540,000	Indiantown Cogeneration LP, Series A10 (f)	9.77	12/15/20	1,514,684
139,717	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (c)	5.87	08/25/36	131,876
411,550	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (c)	6.19	11/25/37	291,568
962,164	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (c)	0.68	09/25/34	609,300
554,426	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (c)	3.70	05/25/35	295,351
1,611,497	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (c)(f)	6.00	08/25/36	877,545

Principal	Security Description	Rate	Maturity	Value
$136,171	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (c)	5.97%	09/25/36	$78,753
290,292	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (c)	0.42	11/25/36	139,247
104,838	Indymac Index Mortgage Loan Trust, Series 2006-AR3 2A1A (c)	6.00	03/25/36	47,581
659,066	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (c)	5.90	05/25/36	355,124
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (c)	5.49	12/25/35	146,868
1,182,169	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (c)	5.70	05/25/37	637,456
1,350,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.57	04/25/47	575,631
1,685,006	JetBlue Airways Pass Through Trust, Series 2004-2 (c)	0.82	08/15/16	1,251,117
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	563,504
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	643,082
508,701	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (c)	0.35	06/25/37	417,428
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (c)(f)	6.07	04/15/45	153,833
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (c)	5.94	02/12/49	858,637

See Notes to Financial Statements.	21	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 AJ (c)	5.94%	02/12/49	$214,802
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 AJ (c)	6.01	06/15/49	101,211
1,850,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 A4 (c)(f)	5.88	02/15/51	1,576,899
454,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 AJ (c)	6.26	02/15/51	222,315
1,570,000	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2007-LDPX A3 (f)	5.42	01/15/49	1,327,459
1,380,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (c)	0.39	07/25/36	655,269
2,600,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)(f)	0.46	03/25/37	987,032
1,200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (c)	0.36	05/25/37	579,245
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (c)(f)	0.36	05/25/37	766,905
900,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (c)	0.53	03/25/47	289,398
120,000	JP Morgan Mortgage Trust, Series 2005-A3 11A2 (c)	4.50	06/25/35	86,493
1,195,795	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (c)	5.43	08/25/35	1,088,896

Principal	Security Description	Rate	Maturity	Value
$200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (c)	5.75%	04/25/36	$121,551
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (c)(f)	5.75	04/25/36	1,867,514
288,354	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (c)	5.78	04/25/37	221,200
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (c)(f)	5.12	11/15/32	336,292
1,937,070	Lehman XS Trust, Series 2006-14N 3A2 (c)(f)	0.37	08/25/36	691,977
1,170,118	Lehman XS Trust, Series 2007-16N 2A2 (c)(f)	1.10	09/25/47	562,942
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (c)	0.45	07/25/47	447,027
1,700,000	Mastr Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (c)	3.11	11/21/34	1,350,031
750,000	Mastr Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.49	10/25/36	267,220
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (c)	0.46	05/25/37	345,813
30,586	Mastr Seasoned Securities Trust, Series 2004-1 4A1 (c)(f)	4.03	10/25/32	27,949
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	971,545
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (c)	0.50	04/25/37	502,897
1,435,900	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)(f)	0.43	06/25/37	506,001

See Notes to Financial Statements.	22	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (c)	0.50%	06/25/37	$655,018
1,500,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (c)	0.50	07/25/37	470,654
143,000	Merrill Lynch Mortgage Trust, Series 2007-C1 AJ (c)	6.02	06/12/50	73,427
639,596	Midstate Trust, Series 2006-1 A (b)	5.79	10/15/40	578,181
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (c)(f)	5.16	10/12/52	837,967
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,171,901
41,630	Morgan Stanley Dean Witter Capital I, Series 2-LIFE A2 (c)(f)	7.57	11/15/36	41,817
2,070,000	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	1,034,941
700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (c)	5.96	06/25/36	415,775
367,769	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00	10/25/37	214,465
165,000	Nationstar Home Equity Loan Trust, Series 2006-B AV3 (c)(f)	0.42	09/25/36	94,117
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (c)	0.40	03/25/37	840,234
1,130,000	Nationstar Home Equity Loan Trust, Series 2007-C 2AV2 (c)(f)	0.38	06/25/37	597,293
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.59	04/25/37	359,526

Principal	Security Description	Rate	Maturity	Value
$100,000	Northwest Airlines, Inc., Series 1A-2	6.84%	04/01/11	$96,500
729,895	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (c)	5.64	12/25/35	584,221
1,300,000	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (c)	0.52	07/25/36	565,572
1,596,056	Option One Mortgage Loan Trust, Series 2006-3 2A2 (c)	0.35	02/25/37	940,997
1,620,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (c)	0.49	04/25/37	572,414
750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (c)	0.55	05/25/37	247,682
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (c)	0.43	07/25/37	458,778
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (c)	0.50	07/25/37	261,831
1,020,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-6 A5 (h)	6.09	01/25/36	472,623
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (c)(f)	0.56	06/25/47	583,975
1,030,000	Prudential Holdings, LLC Series MTN (b)(f)	8.70	12/18/23	1,077,552
760,225	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (c)(f)	5.75	12/25/35	435,842
986,622	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (c)	0.65	10/25/45	527,397
972,562	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (c)(f)	1.90	01/25/46	525,089

See Notes to Financial Statements.	23	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$673,390	Residential Accredit Loans, Inc., Series 2006-QS12 2A18	5.75%	09/25/36	$524,360
723,619	Residential Accredit Loans, Inc., Series 2006-QS7 A1	6.00	06/25/36	386,137
666,245	Residential Accredit Loans, Inc., Series 2007-QS8 A1	6.00	06/25/37	486,244
590,153	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	497,612
1,615,000	Saxon Asset Securities Trust, Series 2006-3 A3 (c)	0.42	10/25/46	584,572
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (c)	0.40	01/25/47	455,779
250,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1 A2B (c)(f)	0.40	12/25/36	82,878
1,200,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2 A2B (c)	0.39	01/25/37	409,480
490,947	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (c)	0.36	10/25/36	452,017
1,930,000	Soundview Home Equity Loan Trust, Series 2006-EQ1 A3 (c)	0.41	10/25/36	881,946
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (c)	0.52	03/25/36	422,478
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (c)	0.49	07/25/36	473,053
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (c)	0.55	01/25/37	403,666
1,075,000	Soundview Home Equity Loan Trust, Series 2007-OPT1 2A2 (c)	0.40	06/25/37	367,031

Principal	Security Description	Rate	Maturity	Value
$1,550,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (c)	0.50%	07/25/37	$509,466
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (c)	0.52	07/25/37	3,575
500,000	Soundview Home Equity Loan Trust, Series 2007-OPT5 M2 (b)(c)	2.40	10/25/37	48,011
718,160	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (c)	5.62	02/25/36	495,125
125,009	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (c)	5.70	04/25/47	84,823
2,173,320	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (c)	0.44	09/25/47	1,007,410
890,900	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (c)	2.40	08/25/47	464,179
1,850,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (c)(f)	0.39	05/25/47	809,398
1,156,686	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (c)	0.47	06/25/47	910,135
243,295	UAL Pass Through Trust, Series 2000-2	7.19	04/01/11	242,687
448,899	UAL Pass Through Trust, Series 2001-1 (f)	6.93	09/01/11	439,921
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (c)(f)	5.13	08/15/35	334,627

See Notes to Financial Statements.	24	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$85,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A4 (f)	5.57%	10/15/48	$74,719
20,032	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (c)(f)	4.50	01/25/33	18,672
292,833	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (c)	5.04	12/25/35	263,968
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (c)(f)	5.09	12/25/35	80,110
511,227	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (c)	5.72	10/25/36	325,214
308,231	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (c)	5.57	12/25/36	217,744
612,730	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (c)	5.32	03/25/37	481,966
897,176	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.46	04/25/37	596,979
1,967,367	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (c)(f)	1.75	02/25/47	948,736
1,029,886	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (c)(f)	1.67	05/25/47	497,922
2,012,402	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (c)	1.71	07/25/47	1,078,197
948,809	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	0.80	05/25/35	622,618

Principal	Security Description	Rate	Maturity	Value
$697,911	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	0.75%	06/25/35	$455,234
1,738,803	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	920,614
1,441,850	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2007-OC1 A4 (c)	0.57	01/25/47	524,301
1,295,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (c)(f)	0.46	01/25/37	340,488

Total Asset Backed Obligations (Cost $123,940,680)				112,196,599

Corporate Convertible Bonds - 20.1%
Consumer Discretionary - 1.6%
2,693,000	AMR Corp. (f)	6.25	10/15/14	2,857,946
625,000	Charming Shoppes, Inc. (f)	1.13	05/01/14	458,594
1,000,000	Empire Resorts, Inc. (f)	8.00	07/31/14	310,000
1,160,000	Ford Motor Co. (f)	4.25	12/15/36	1,181,750
4,239,000	Gaylord Entertainment Co. (b)(f)	3.75	10/01/14	4,281,390
389,000	Iconix Brand Group, Inc. (f)	1.88	06/30/12	341,347
578,000	Newell Rubbermaid, Inc. (f)	5.50	03/15/14	1,144,440
3,219,000	Penske Auto Group, Inc. (f)	3.50	04/01/26	3,404,093
1,875,000	Saks, Inc. (f)	2.00	03/15/24	1,560,938
1,153,000	School Specialty, Inc. (f)	3.75	11/30/26	1,067,966
1,037,000	Smithfield Foods, Inc. (f)	4.00	06/30/13	961,817
1,850,000	Sonic Automotive, Inc. (f)	5.00	10/01/29	2,028,063

See Notes to Financial Statements.	25	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$299,000	Wyndham Worldwide Corp. (f)	3.50%	05/01/12	$427,570

				20,025,914

Consumer Staples - 4.0%
2,500,000	BioMarin Pharmaceutical, Inc. (f)	2.50	03/29/13	3,112,500
5,500,000	CBIZ, Inc. (f)	3.13	06/01/26	5,307,500
842,000	Central European Distribution Corp. (f)	3.00	03/15/13	705,175
4,339,000	Chemed Corp. (f)	1.88	05/15/14	3,590,522
248,000	Chiquita Brands International, Inc. (f)	4.25	08/15/16	247,380
1,000,000	Coinstar, Inc. (f)	4.00	09/01/14	1,091,250
1,000,000	Endo Pharmaceuticals Holdings, Inc. (b)(f)	1.75	04/15/15	973,750
1,157,000	Euronet Worldwide, Inc. (f)	3.50	10/15/25	1,091,919
315,000	Hertz Global Holdings, Inc. (f)	5.25	06/01/14	476,437
2,048,000	Hologic, Inc. (f)(h)	2.00	12/15/37	1,684,480
4,750,000	Ingersoll-Rand Global Holding Co., Ltd. (f)	4.50	04/15/12	8,645,000
1,250,000	Live Nation, Inc. (f)	2.88	07/15/27	898,438
1,000,000	Live Nation, Inc. (b)(f)	2.88	07/15/27	718,750
984,000	Medicis Pharmaceutical Corp. (f)	2.50	06/04/32	944,640
4,000,000	Mylan, Inc. (b)(f)	3.75	09/15/15	5,585,000
92,000	Onyx Pharmaceuticals, Inc. (f)	4.00	08/15/16	98,095
2,057,000	PHH Corp. (b)(f)	4.00	09/01/14	2,179,210
3,173,000	Regis Corp. (f)	5.00	07/15/14	3,942,453
2,366,000	Sotheby’s	3.13	06/15/13	2,076,165
4,335,000	Spartan Stores, Inc. (f)	3.38	05/15/27	3,272,925
665,000	Spartan Stores, Inc. (b)(f)	3.38	05/15/27	502,075
543,000	Teradyne (f)	4.50	03/15/14	1,020,161
1,912,000	Theravance, Inc. (f)	3.00	01/15/15	1,627,590
2,500,000	Wilson Greatbatch, Inc. (f)	2.25	06/15/13	2,237,500

				52,028,915

Principal	Security Description	Rate	Maturity	Value
Energy - 1.0%
$3,062,000	Chesapeake Energy Corp. (f)	2.25%	12/15/38	$2,304,155
420,000	Chesapeake Energy Corp.	2.50	05/15/37	385,875
2,000,000	Covanta Holding Corp. (b)(f)	3.25	06/01/14	2,220,000
1,506,000	Covanta Holding Corp. (f)	1.00	02/01/27	1,345,988
664,000	Exterran Holdings, Inc. (f)	4.25	06/15/14	830,000
1,170,000	International Coal Group, Inc. (f)	9.00	08/01/12	1,253,362
1,145,000	Peabody Energy Corp. (f)	4.75	12/15/41	1,013,325
930,000	Penn Virginia Corp. (f)	4.50	11/15/12	841,650
1,619,000	Pioneer Natural Resources Co. (f)	2.88	01/15/38	1,576,501
912,000	Western Refining, Inc. (f)	5.75	06/15/14	836,760

				12,607,616

Financial - 1.5%
1,500,000	AmeriCredit Corp.	0.75	09/15/11	1,318,125
400,000	Boston Properties LP	2.88	02/15/37	386,500
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/11	1,669,875
3,080,000	Icahn Enterprises LP (b)(c)	4.00	08/15/13	2,541,000
392,000	Janus Capital Group, Inc. (f)	3.25	07/15/14	493,430
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,274,561
734,000	MF Global, Ltd. (b)	9.00	06/20/38	809,235
566,000	MF Global Ltd. (f)	9.00	06/20/38	624,015
900,000	NASDAQ OMX Group, Inc.	2.50	08/15/13	788,625
2,000,000	Penson Worldwide, Inc. (b)(f)	8.00	06/01/14	2,492,500
1,373,000	SVB Financial Group (b)(f)	3.88	04/15/11	1,467,394
1,373,000	Vornado Realty Trust	2.85	04/01/27	1,312,931
755,000	Washington Real Estate Investment Trust	3.88	09/15/26	732,350
2,295,000	World Acceptance Corp. (f)	3.00	10/01/11	2,002,388

				18,912,929

See Notes to Financial Statements.	26	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
Healthcare - 4.3%
$642,000	American Medical Systems Holdings, Inc. (f)	3.25%	07/01/36	$680,520
5,267,000	American Medical Systems Holdings, Inc. (f)	4.00	09/15/41	5,773,949
535,000	AMERIGROUP Corp. (f)	2.00	05/15/12	482,837
1,850,000	ATS Medical, Inc. (f)	6.00	10/15/25	1,822,250
400,000	ATS Medical, Inc. (b)(f)	6.00	10/15/25	394,000
4,000,000	Biovail Corp. (b)(f)	5.38	08/01/14	4,985,000
4,300,000	Cubist Pharmaceuticals, Inc. (f)	2.25	06/15/13	4,074,250
800,000	deCODE genetics, Inc. (f)	3.50	04/15/11	122,000
1,500,000	Incyte Corp. Ltd.. (b)(f)	4.75	10/01/15	1,599,375
619,000	Invacare Corp. (f)	4.13	02/01/27	661,556
4,000,000	Isis Pharmaceuticals, Inc. (f)	2.63	02/15/27	4,715,000
3,790,000	Kinetic Concepts, Inc. (b)(f)	3.25	04/15/15	3,699,987
1,402,000	King Pharmaceuticals, Inc. (f)	1.25	04/01/26	1,210,978
2,428,000	LifePoint Hospitals, Inc. (f)	3.50	05/15/14	2,072,905
2,334,000	Molina Healthcare, Inc. (f)	3.75	10/01/14	1,937,220
1,700,000	NovaMed, Inc. (f)	1.00	06/15/12	1,459,875
2,324,000	NuVasive, Inc. (b)(f)	2.25	03/15/13	2,544,780
392,000	OSI Pharmaceuticals, Inc. (b)(f)	3.00	01/15/38	362,110
1,099,000	OSI Pharmaceuticals, Inc. (f)	3.00	01/15/38	1,015,201
3,500,000	PDL BioPharma, Inc. (f)	2.00	02/15/12	3,360,000
2,650,000	PSS World Medical, Inc. (b)(f)	3.13	08/01/14	3,136,937
1,400,000	SonoSite, Inc. (f)	3.75	07/15/14	1,356,250
5,000,000	Viropharma, Inc. (f)	2.00	03/15/17	3,825,000
1,283,000	West Pharmaceutical Services, Inc. (f)	4.00	03/15/47	1,085,739

Principal	Security Description	Rate	Maturity	Value
$3,759,000	Wright Medical Group, Inc. (f)	2.63%	12/01/14	$3,190,451

				55,568,170

Industrial - 1.9%
2,150,000	AAR Corp. (f)	1.75	02/01/26	2,096,250
1,500,000	C&D Technologies, Inc. (f)	5.25	11/01/25	967,500
477,000	Eastman Kodak Co. (b)(f)	7.00	04/01/17	481,770
2,000,000	Enersys (f)(h)	3.38	06/01/38	1,787,500
4,000,000	Goldcorp, Inc. (b)(f)	2.00	08/01/14	4,555,000
500,000	LeCroy Corp. (b)(f)	4.00	10/15/26	296,875
3,500,000	LeCroy Corp. (f)	4.00	10/15/26	2,078,125
350,000	Newport Corp. (b)(f)	2.50	02/15/12	309,313
2,150,000	Newport Corp. (f)	2.50	02/15/12	1,900,063
2,000,000	Smith & Wesson Holding Corp. (f)	4.00	12/15/26	1,872,500
1,542,000	Terex Corp. (f)	4.00	06/01/15	2,301,435
2,128,000	Textron, Inc. (f)	4.50	05/01/13	3,481,940
2,613,000	Trinity Industries, Inc. (f)	3.88	06/01/36	1,940,152

				24,068,423

Information Technology - 3.2%
700,000	Advanced Micro Devices, Inc.	6.00	05/01/15	527,625
625,000	CACI International, Inc. (b)(f)	2.13	05/01/14	660,937
3,896,000	CACI International, Inc. (f)	2.13	05/01/14	4,120,020
4,750,000	Epicor Software Corp. (f)	2.38	05/15/27	3,847,500
3,258,000	Maxtor Corp. (f)	2.38	08/15/12	3,526,785
4,293,000	Mentor Graphics Corp. (f)	6.25	03/01/26	4,153,478
2,285,000	Micron Technology, Inc. (f)	1.88	06/01/14	1,913,687
295,000	Nuance Communications, Inc. (b)(f)	2.75	08/15/27	314,544
238,000	Nuance Communications, Inc. (f)	2.75	08/15/27	253,768
5,000,000	ON Semiconductor Corp. (f)	1.88	12/15/25	6,600,000
165,000	ON Semiconductor Corp. (b)(f)	2.63	12/15/26	178,200
1,375,000	ON Semiconductor Corp. (f)	2.63	12/15/26	1,485,000
411,000	Rambus, Inc. (f)	5.00	06/15/14	499,879

See Notes to Financial Statements.	27	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$293,000	SanDisk Corp.	1.00%	05/15/13	$227,808
3,500,000	SYNNEX Corp. (b)(f)	4.00	05/15/18	4,274,375
2,169,000	Take-Two Interactive Software, Inc. (f)	4.38	06/01/14	2,751,919
584,000	THQ, Inc. (b)(f)	5.00	08/15/14	623,420
2,000,000	Veeco Instruments, Inc. (f)(g)	4.13	04/15/12	2,137,640
88,000	Verigy Ltd. (b)(f)	5.25	07/15/14	99,220
3,019,000	Virgin Media, Inc. (b)(f)	6.50	11/15/16	3,177,497

				41,373,302

Materials - 0.4%
840,000	Allegheny Technologies, Inc. (f)	4.25	06/01/14	1,001,700
700,000	Anglo American PLC	4.00	05/07/14	979,279
1,436,000	Jaguar Mining, Inc. (b)(f)(g)	4.50	11/01/14	1,400,060
430,000	Steel Dynamics, Inc. (f)	5.13	06/15/14	509,550
518,000	United States Steel Corp. (f)	4.00	05/15/14	826,210

				4,716,799

Telecommunications - 2.2%
5,000,000	Alaska Communications Systems Group, Inc. (f)	5.75	03/01/13	4,737,500
3,511,000	Ciena Corp. (f)	0.88	06/15/17	2,435,756
2,000,000	Comtech Telecommunications Corp. (b)(f)	3.00	05/01/29	2,235,000
5,000,000	Earthlink, Inc. (f)(h)	3.25	11/15/26	5,531,250
1,561,000	Equinix, Inc. (f)	3.00	10/15/14	1,644,904
2,125,000	Equinix, Inc. (f)	4.75	06/15/16	2,828,906
353,000	Interpublic Group Cos., Inc.	4.25	03/15/23	349,029
1,107,000	Leap Wireless International, Inc. (b)	4.50	07/15/14	906,356
337,000	Leap Wireless International, Inc. (f)	4.50	07/15/14	275,919
835,000	Liberty Media LLC	3.13	03/30/23	830,825
1,151,000	SBA Communications Corp. (b)	1.88	05/01/13	1,068,991

Principal	Security Description	Rate	Maturity	Value
$1,035,000	Symmetricom, Inc. (f)	3.25%	06/15/25	$934,087
1,506,000	Time Warner Telecom, Inc. (f)	2.38	04/01/26	1,466,468
3,200,000	WebMD Corp. (f)	3.13	09/01/25	3,396,000
500,000	XM Satellite Radio, Inc. (b)(f)	7.00	12/01/14	364,375

				29,005,366

Total Corporate Convertible Bonds (Cost $221,710,420)				258,307,434

Corporate Non-Convertible Bonds - 5.0%
Consumer Discretionary - 0.8%
500,000	Continental Airlines, Inc., Series 2007-1 B (f)	6.90	04/19/22	415,000
300,000	Delphi Corp. (d)	6.50	08/15/13	3,750
1,040,000	Delta Air Lines, Inc. (b)(f)	9.50	09/15/14	1,045,200
870,000	Delta Airlines, Inc., Series 2001-1 A2 (f)	7.11	09/18/11	861,300
1,216,000	Jarden Corp.	7.50	05/01/17	1,188,640
1,200,000	Lear Corp., Series B (d)	8.50	12/01/13	798,000
1,500,000	Limited Brands, Inc.	7.60	07/15/37	1,250,622
365,000	Royal Caribbean Cruises, Ltd.	8.00	05/15/10	373,212
2,138,000	Saks, Inc.	9.88	10/01/11	2,148,690
2,028,000	WMG Holdings Corp. (h)	9.50	12/15/14	1,962,090

				10,046,504

Energy - 0.4%
500,000	CenterPoint Energy Resources Corp., Series MTN	6.00	05/15/18	520,968
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	489,684
910,000	Chesapeake Energy Corp. (f)	7.00	08/15/14	884,975
582,000	Chesapeake Energy Corp.	7.25	12/15/18	552,900
130,000	Marathon Oil Corp. (f)	7.50	02/15/19	150,204
300,000	Valero Energy Corp.	9.38	03/15/19	350,150

See Notes to Financial Statements.	28	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$550,000	Valero Energy Corp.	7.50%	04/15/32	$548,499
275,000	Valero Energy Corp.	10.50	03/15/39	352,186
500,000	Williams Cos., Inc.	8.75	01/15/20	575,828
455,000	Williams Cos., Inc. (f)	7.88	09/01/21	493,121

				4,918,515

Financial - 2.5%
155,000	Allied World Assurance Holdings, Ltd.	7.50	08/01/16	162,201
615,000	BAC Capital Trust XV (c)(f)	1.16	06/01/56	343,846
40,000	Bank of America Corp., Series MTNL (f)	5.65	05/01/18	39,562
890,000	BankAmerica Capital III (c)(f)	1.08	01/15/27	518,477
250,000	Bear Stearns Co., Inc.	5.70	11/15/14	268,070
75,000	Bear Stearns Co., Inc.	7.25	02/01/18	85,790
420,000	Capital One Capital V (f)	10.25	08/15/39	465,270
195,000	Capital One Financial Corp., Series MTN	5.70	09/15/11	203,812
900,000	Chase Capital II, Series B (c)	0.98	02/01/27	613,010
855,000	Chase Capital III, Series C (c)(f)	0.91	03/01/27	581,491
339,000	Citigroup Capital XXI (c)	8.30	12/21/57	304,676
135,000	Citigroup, Inc.	6.50	08/19/13	141,837
400,000	Citigroup, Inc. (c)	0.75	11/05/14	355,007
150,000	Citigroup, Inc. (f)	5.85	08/02/16	146,862
700,000	Citigroup, Inc. (c)	2.14	05/15/18	618,906
90,000	Citigroup, Inc. (f)	6.13	05/15/18	88,764
300,000	Citigroup, Inc.	8.50	05/22/19	339,221
1,550,000	Citigroup, Inc. (c)	0.94	08/25/36	803,329
94,000	Citigroup, Inc. (f)	6.88	03/05/38	94,579
75,000	Countrywide Financial Corp., Series MTNA	4.50	06/15/10	75,805
340,000	Countrywide Financial Corp., Series MTN	5.80	06/07/12	358,889
70,000	Countrywide Home Loans, Inc., Series MTNL	4.00	03/22/11	71,168
845,000	Credit Suisse Guernsey, Ltd., Series 1 (c)(f)	1.13	05/29/49	529,181

Principal	Security Description	Rate	Maturity	Value
$100,000	Credit Suisse/ New York (f)	5.50%	05/01/14	$107,567
660,000	Credit Suisse/ New York	6.00	02/15/18	692,126
650,000	Discover Financial Services	10.25	07/15/19	745,157
925,000	Duke Realty LP (f)	7.38	02/15/15	955,042
500,000	ERP Operating LP (f)	5.20	04/01/13	509,444
100,000	Fairfax Financial Holdings, Ltd.	7.75	04/26/12	100,125
800,000	Farmers Exchange Capital (b)(f)	7.05	07/15/28	717,986
115,000	General Electric Capital Corp. (c)(f)	1.31	05/22/13	107,843
550,000	General Electric Capital Corp. (c)	0.56	09/15/14	486,765
100,000	General Electric Capital Corp. (c)(f)	0.66	05/11/16	84,166
207,000	General Electric Capital Corp.	5.63	05/01/18	206,353
675,000	General Electric Capital Corp.	6.88	01/10/39	709,230
190,000	GMAC, Inc. (b)	7.25	03/02/11	184,775
858,000	GMAC, LLC (b)(c)	2.56	12/01/14	666,022
200,000	Goldman Sachs Group, Inc. (c)	0.65	02/06/12	196,877
70,000	Goldman Sachs Group, Inc. (f)	6.00	05/01/14	76,204
250,000	Goldman Sachs Group, Inc.	5.13	01/15/15	261,558
100,000	Goldman Sachs Group, Inc. (c)	0.91	07/22/15	93,198
405,000	Goldman Sachs Group, Inc.	6.15	04/01/18	426,729
555,000	Goldman Sachs Group, Inc.	7.50	02/15/19	635,801
150,000	HBOS PLC (b)	6.75	05/21/18	133,954
232,000	HCP, Inc.	5.63	05/01/17	210,706
725,000	JPMorgan Chase Capital XIII, Series M (c)	1.23	09/30/34	479,700
1,950,000	JPMorgan Chase Capital XXI, Series U (c)(f)	1.43	02/02/37	1,301,395
130,000	JPMorgan Chase & Co. (f)	6.30	04/23/19	142,182
68,000	JPMorgan Chase & Co.	6.40	05/15/38	76,393
450,000	JPMorgan Chase & Co. (c)	7.90	10/30/49	433,394

See Notes to Financial Statements.	29	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$680,000	Lloyds Banking Group PLC (b)(c)	5.92%	12/31/49	$391,000
3,185,000	MBNA Capital, Series B (c)	1.28	02/01/27	1,984,045
80,000	Merrill Lynch & Co., Inc., Series MTN (c)	8.68	05/02/17	78,052
80,000	Merrill Lynch & Co., Inc., Series MTN (c)	8.95	05/18/17	81,504
80,000	Merrill Lynch & Co., Inc., Series MTN (c)	9.57	06/06/17	82,452
201,000	MetLife, Inc.	6.50	12/15/32	222,877
200,000	Morgan Stanley (c)	0.76	01/18/11	198,171
200,000	Morgan Stanley	5.05	01/21/11	206,944
155,000	Morgan Stanley	6.75	04/15/11	165,333
40,000	Morgan Stanley (f)	6.60	04/01/12	43,493
1,645,000	Morgan Stanley (f)	6.00	05/13/14	1,753,039
125,000	Morgan Stanley, Series MTN (c)	0.96	10/18/16	111,804
125,000	Morgan Stanley, Series GMTN (c)(f)	0.84	01/09/14	116,424
115,000	Nationsbank Capital Trust III (c)	1.06	01/15/27	72,872
415,000	Nationsbank Capital Trust IV (f)	8.25	04/15/27	410,850
2,400,000	Nationwide Mutual Insurance Co. (b)(c)(f)	5.81	12/15/24	1,758,895
60,000	New Plan Excel Realty Trust	5.13	09/15/12	34,350
962,000	Nuveen Investments, Inc.	5.50	09/15/15	658,970
770,000	Raymond James Financial, Inc.	8.60	08/15/19	851,725
100,000	Shurgard Storage Centers, LLC	7.75	02/22/11	104,328
49,000	Shurgard Storage Centers, LLC	5.88	03/15/13	49,966
690,000	Simon Property Group LP	5.38	06/01/11	711,326
180,000	Simon Property Group LP	5.75	05/01/12	188,200
477,000	Thornburg Mortgage, Inc. (d)	8.00	05/15/13	20,272
130,000	Wachovia Bank NA	6.00	11/15/17	136,616
1,100,000	Wachovia Corp. (c)	0.83	10/28/15	989,699
175,000	Washington Real Estate Investment Trust	5.95	06/15/11	178,724
1,155,000	WEA Finance, LLC (b)(f)	7.50	06/02/14	1,245,972
15,000	WEA Finance, LLC (b)(f)	6.75	09/02/19	15,200

Principal	Security Description	Rate	Maturity	Value
$170,000	Weingarten Realty Investors	4.99%	09/03/13	$161,336
635,000	Westfield Capital Corp. (b)	4.38	11/15/10	644,489
800,000	ZFS Finance USA Trust I (b)(c)	5.88	05/09/32	651,129

				32,270,502

Information Technology - 0.2%
1,029,000	First Data Corp.	9.88	09/24/15	955,684
1,480,000	Sungard Data Systems, Inc.	9.13	08/15/13	1,502,200

				2,457,884

Materials - 0.0%
35,000	Barrick Gold Corp. (f)	6.95	04/01/19	41,049
110,000	Barrick Gold Finance Co.	5.80	11/15/34	114,189

				155,238

Telecommunication Services - 0.4%
145,000	Cellco Partnership/Verizon Wireless Capital, LLC (b)	8.50	11/15/18	181,354
325,000	Centennial Cellular Operating Co./Centennial Communications Corp. (f)	10.13	06/15/13	336,375
1,300,000	Centennial Communications Corp./Cellular Operating Co. LLC (f)	8.13	02/01/14	1,326,000
1,065,000	Qwest Communications International, Inc. (f)	7.25	02/15/11	1,084,969
665,000	Qwest Corp. (f)	7.88	09/01/11	689,106
515,000	Sprint Nextel Corp. (c)	0.68	06/28/10	500,326
430,000	Time Warner Cable, Inc.	8.25	04/01/19	520,630
125,000	Verizon Communications, Inc.	8.75	11/01/18	156,413

				4,795,173

See Notes to Financial Statements.	30	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
Utilities - 0.7%
$133,000	CenterPoint Energy Houston Electic, LLC	7.00%	03/01/14	$151,294
130,000	Consolidated Edison Co. of NY, Inc.	7.13	12/01/18	154,463
1,160,000	Edison Mission Energy (f)	7.00	05/15/17	974,400
1,215,000	KCP&L Greater Missouri Operations Co. (f)	11.88	07/01/12	1,403,873
500,000	KCP&L Greater Missouri Operations Co.	7.63	11/15/09	502,144
950,000	Mirant Americas Generation LLC	9.13	05/01/31	798,000
415,000	Nisource Finance Corp. (f)	10.75	03/15/16	488,500
845,000	NRG Energy, Inc. (f)	7.25	02/01/14	832,325
145,000	Oncor Electric Delivery Co. (b)	6.80	09/01/18	167,125
130,000	Pacific Gas & Electric Co.	8.25	10/15/18	165,461
400,000	PNM Resources, Inc.	9.25	05/15/15	406,000
80,000	Public Service Co. of New Mexico	7.95	05/15/18	80,812
1,215,000	Sabine Pass LNG LP (f)	7.25	11/30/13	1,090,462
2,410,000	Southern Union Co. (c)(f)	7.20	11/01/66	1,909,925
400,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	492,515
122,000	Union Electric Co.	6.70	02/01/19	137,934

				9,755,233

Total Corporate Non-Convertible Bonds (Cost $57,825,216)				64,399,049

Foreign Bond - 0.1%
10,100,000	Argentina Government International Bond (c) (Cost $402,671)	0.00	12/15/35	722,150

Principal	Security Description	Rate	Maturity	Value
Interest-Only Bond - 0.0%
$39,929,556	Lehman ABS Manufactured Housing Contract, Series 2001-B AIOC (c) (Cost $534,426)	0.55%	05/15/41	$460,284

Syndicated Loans - 0.2%
500,000	HCA, Inc.	1.78	11/18/12	469,130
1,721,980	HCA, Inc.	1.78	11/18/12	1,615,665
743,103	Tribune, Inc.	6.50	05/24/14	371,551

Total Syndicated Loans (Cost $2,743,640)				2,456,346

U.S. Government and Agency Obligations - 8.3%
Agency - 3.6%
720,000	FHLB (c)	0.17	03/26/10	719,991
22,000,000	FHLMC	1.63	04/26/11	22,285,032
22,000,000	FNMA (f)	1.88	04/20/12	22,311,212
850,000	FNMA (c)	0.60	10/27/09	850,293

				46,166,528

Discount Note - 0.2%
2,330,000	FHLB Discount Note (e)	0.13	12/18/09	2,329,874

Interest-Only Bond - 0.3%
10,541,632	FNMA, Series 2005-92 US (c)	5.85	10/25/25	1,019,020
39,736,020	FHLMC, Series 3455 (c)	1.39	12/15/13	604,679
12,087,142	GNMA, Series 2007-78 SG (c)	6.29	12/20/37	1,018,170
9,889,319	GNMA, Series 2009-61 SG (c)	6.45	08/20/39	1,028,355

				3,670,224

Mortgage Securities - 0.8%
243,563	FHLMC Pool #1B3413 (c)	5.89	05/01/37	257,266
20,452	FHLMC Pool #1L113 (c)	4.37	05/01/35	21,234
291,214	FHLMC Pool #A72860 (f)	6.00	02/01/38	307,779
267,832	FHLMC Pool #G01864 (f)	5.00	01/01/34	278,180
377,711	FHLMC Pool #G03436 (f)	6.00	11/01/37	399,630
242,400	FHLMC Pool #G03640 (f)	5.50	12/01/37	254,116
276,722	FHLMC Pool #G05119 (f)	6.50	09/01/38	295,396

See Notes to Financial Statements.	31	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$257,685	FHLMC Pool #G13475 (f)	6.00%	01/01/24	$275,099
212,868	FHLMC Pool #G2366	6.50	10/01/36	228,024
270,535	FHLMC Pool #H03161 (f)	6.50	08/01/37	287,793
39,575	FHLMC, Series 2433 SA (c)(f)	20.30	02/15/32	49,508
205,000	FHLMC, Series PE 2929 (f)	5.00	05/15/33	214,826
145,000	FNCL45- FNMA TBA	4.50	10/15/39	146,903
170,000	FNCL45-FNMA TBA SD	4.50	10/15/39	172,231
297,910	FNMA Pool #254868 (f)	5.00	09/01/33	309,327
169,478	FNMA Pool #545639 (f)	6.50	04/01/32	183,116
28,715	FNMA Pool #555177 (c)	4.75	01/01/33	29,342
3,207	FNMA Pool #673743 (c)(f)	5.26	11/01/32	3,291
290,579	FNMA Pool #725027 (f)	5.00	11/01/33	301,715
360,232	FNMA Pool #734922	4.50	09/01/33	367,512
271,221	FNMA Pool #735646	4.50	07/01/20	285,744
94,994	FNMA Pool #735861 (f)	6.50	09/01/33	102,642
86,500	FNMA Pool #735881 (f)	6.00	11/01/34	92,061
153,824	FNMA Pool #764388 (c)(f)	4.93	03/01/34	160,535
224,312	FNMA Pool #776708 (f)	5.00	05/01/34	232,698
68,996	FNMA Pool #841741 (c)(f)	5.05	09/01/35	71,653
644,869	FNMA Pool #888219	5.50	03/01/37	676,441
275,363	FNMA Pool #88843	5.00	11/01/33	285,916
158,312	FNMA Pool #895606 (c)(f)	5.75	06/01/36	166,230
498,384	FNMA Pool #897164 (f)	6.50	08/01/36	533,914
496,522	FNMA Pool #962723 (f)	5.50	04/01/38	520,210
541,611	FNMA Pool #963997 (f)	5.50	06/01/38	567,450
499,145	FNMA Pool #974148 (f)	5.50	02/01/38	522,958
118,654	FNMA, Series 2001-52 YZ (f)	6.50	10/25/31	129,675
61,111	FNMA, Series 2001-81 QG (f)	6.50	01/25/32	66,647
225,000	FNMA, Series 2006-4 WE (f)	4.50	02/25/36	222,117
13,466	GNMA II Pool #80610 (c)(f)	4.38	06/20/32	13,764
33,716	GNMA II Pool #81136 (c)(f)	4.25	11/20/34	34,588
46,884	GNMA II Pool #81432 (c)(f)	4.63	08/20/35	47,969
51,310	GNMA II Pool #81435 (c)(f)	4.63	08/20/35	52,518

Principal	Security Description	Rate	Maturity	Value
$1,060,000	GNSF 45 - FNMA TBA	4.50%	10/15/39	$1,075,900

				10,243,918

Principal Only Bond - 0.0%
335,000	U.S. Treasury Strip (f)(i)	0.00	11/15/27	155,975

U.S. Treasury Securities - 3.4%
187,000	U.S. Treasury Inflation Indexed Bond (f)	2.38	01/15/27	210,300
556,000	U.S. Treasury Inflation Indexed Bond (f)	1.75	01/15/28	533,218
280,000	U.S. Treasury Inflation Indexed Bond (f)	2.00	01/15/16	315,578
22,000,000	U.S. Treasury Bill (i)	0.40	04/08/10	21,981,300
7,485,000	U.S. Treasury Bill (i)	0.14	12/10/09	7,484,199
13,980,000	U.S. Treasury Bill (i)	0.17	11/19/09	13,979,301

				44,503,896

Total U.S. Government and Agency Obligations (Cost $105,716,417)				107,070,415

Total Fixed Income Securities (Cost $512,873,470)				545,612,277

Shares	Security Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (a)(j) (Cost $51,260)			17,265

Investment Companies - 6.9%
61,990	BlackRock Floating Rate Income Fund			773,015
50,529	BlackRock Preferred and Corporate, Income Strategies Fund, Inc.			418,885
8,285	CurrencyShares Australian Dollar Trust			732,725
52,110	Eaton Vance Limited Duration Income Fund			770,707
35,330	Energy Select Sector SPDR Fund			1,904,994
24,322	First Trust/Four Corners Senior Floating Rate Income Fund			278,730

See Notes to Financial Statements.	32	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
33,890	iPath MSCI India Index ETN (a)	$1,997,138
7,190	iShares Barclays 1-3 Year Treasury Bond Fund	604,032
22,455	iShares Barclays TIPS Bond Fund	2,310,170
62,880	iShares FTSE/Xinhua China 25 Index Fund	2,574,307
13,500	iShares iBoxx $ High Yield Corporate Bond Fund	1,165,725
87,220	iShares MSCI Brazil Index Fund	5,902,177
74,480	iShares MSCI Canada Index Fund	1,897,750
34,370	iShares MSCI EAFE Index Fund	1,880,039
1,094,100	iShares MSCI Emerging Markets	42,571,431
123,050	iShares MSCI Hong Kong Index Fund	1,909,736
42,280	iShares MSCI Mexico Investable Market Index Fund	1,846,791
41,350	iShares MSCI South Korea Index Fund	1,959,163
154,910	iShares MSCI Taiwan Index Fund	1,905,393
31,560	iShares Russell 2000 Index Fund	1,900,859
224,100	iShares Silver Trust (a)	3,670,758
49,784	Pimco Floating Rate Strategy Fund	493,359
25,000	ProShares UltraShort 20+ Year Treasury (f)	1,100,250
31,100	SPDR Barclays Capital High Yield Bond ETF	1,197,039
54,800	SPDR Gold Trust (a)	5,416,980
18,500	Utilities Select Sector SPDR Fund	542,605
69,250	Van Kampen Senior Income Trust	273,538
7,400	WisdomTree Japan SmallCap Dividend Fund	306,434

Total Investment Companies (Cost $83,067,853)		88,304,730

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.4%
Commercial Paper - 0.4%
$2,970,000	BNP Paribas Finance PLC	0.21%	11/23/09	2,969,082
2,790,000	Rabobank USA Financial Corp.	0.22	12/03/09	2,788,933

Total Commercial Paper (Cost $5,758,015)				5,758,015

Total Short-Term Investments (Cost $5,758,015)				5,758,015

Contracts	Security Description	Strike Price	Expiration Date	Value
Purchased Options - 1.5%
Call Options Purchased - 1.4%
50	3M Co.	$40.00	01/11	$168,250
221	Accenture PLC	20.00	01/10	381,225
150	Automatic Data Processing, Inc.	20.00	01/11	285,000
300	Bed Bath & Beyond, Inc.	20.00	01/10	528,000
248	Boeing Co.	55.00	01/10	86,800
240	Cemex SAB de CV	15.00	01/10	28,800
105	Coca-Cola Co.	30.00	01/10	248,850
100	Coca-Cola Co.	25.00	01/11	287,500
650	Coca-Cola Co.	30.00	01/11	1,540,500
100	ConocoPhillips	40.00	01/10	56,500
200	CVS Caremark Corp.	15.00	01/11	416,000
100	CVS Caremark Corp.	25.00	01/11	118,000
130	Johnson & Johnson	35.00	01/10	336,050
140	Johnson & Johnson	50.00	01/10	145,600
398	Johnson & Johnson	40.00	01/11	831,820
73	Joy Global, Inc.	30.00	01/10	141,985
1,018	Lowe’s Cos, Inc.	10.00	01/10	1,114,710
550	Lowe’s Cos, Inc.	10.00	01/11	621,500
170	Lowe’s Cos, Inc.	12.50	01/11	151,300
86	Procter & Gamble Co.	30.00	01/10	239,940
340	Procter & Gamble Co.	30.00	01/11	937,380
50	Procter & Gamble Co.	35.00	01/11	115,000
275	Procter & Gamble Co.	40.00	01/11	506,000
295	Quest Diagnostics, Inc.	30.00	01/10	657,850
190	Royal Caribbean Cruises Ltd	20.00	01/10	106,400
300	Target Corp.	10.00	01/10	1,104,000
217	United Parcel Service, Inc.	50.00	01/10	160,580
110	UnitedHealth Group, Inc.	25.00	01/10	29,700
1,120	UnitedHealth Group, Inc.	30.00	01/10	100,800
1,230	Walgreen Co.	10.00	01/11	3,388,650
250	Walgreen Co.	22.50	01/11	375,000
475	Wal-Mart Stores, Inc.	30.00	01/10	906,063
740	Wal-Mart Stores, Inc.	30.00	01/11	1,420,800
150	Walt Disney Co.	15.00	01/10	186,000
177	Walt Disney Co.	20.00	01/10	134,520

Total Call Options Purchased (Premiums Paid $18,208,925)				17,857,073

See Notes to Financial Statements.	33	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Contracts	Security Description	Strike Price	Expiration Date	Value
Put Options Purchased - 0.1%
500	SPDR Trust Series 1	$50.00	12/10	$31,000
1,000	SPDR Trust Series 1	100.00	12/10	1,020,000

Total Put Options Purchased (Premiums Paid $1,347,781)				1,051,000

Total Purchased Options (Premiums Paid $19,556,706)				18,908,073

Total Long Positions - 88.6% (Cost $1,035,948,050)				$1,139,569,532
Total Short Positions - (24.0)% (Cost $(297,335,054))				(308,580,605)
Total Written Options - (0.2)% (Premiums Received $(3,471,179))				(2,518,493)
Other Assets & Liabilities, Net 35.6%				457,703,664

Net Assets - 100.00%				$1,286,174,098

See Notes to Financial Statements.	34	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
Short Positions - (24.0)%
Common Stock - (20.6)%
Consumer Discretionary - (2.5)%
(217,441)	AMR Corp.	$(1,728,656)
(177,900)	Biovail Corp.	(2,744,997)
(18,200)	BJ’s Wholesale Club, Inc.	(659,204)
(22,100)	Brunswick Corp.	(264,758)
(17,540)	Bunge, Ltd.	(1,098,179)
(107,673)	Callaway Golf Co.	(819,392)
(16,400)	Charming Shoppes, Inc.	(80,524)
(9,900)	Cintas Corp.	(300,069)
(20,100)	Continental Airlines, Inc., Class B	(330,444)
(13,000)	Costco Wholesale Corp.	(733,980)
(7,700)	Cracker Barrel Old Country Store, Inc.	(264,880)
(56,887)	Empire Resorts, Inc.	(171,230)
(21,100)	Ethan Allen Interiors, Inc.	(348,150)
(196,838)	Ford Motor Co.	(1,419,202)
(18,475)	GameStop Corp., Class A	(489,033)
(109,142)	Gaylord Entertainment Co.	(2,193,754)
(19,200)	Genuine Parts Co.	(730,752)
(15,500)	Hanesbrands, Inc.	(331,700)
(15,400)	Harley-Davidson, Inc.	(354,200)
(20,900)	Hasbro, Inc.	(579,975)
(7,255)	Iconix Brand Group, Inc.	(90,470)
(19,100)	Las Vegas Sands Corp.	(321,644)
(12,600)	LKQ Corp.	(233,604)
(15,200)	Lowe’s Cos., Inc.	(318,288)
(41,766)	Marriott International, Inc., Class A	(1,152,324)
(6,000)	MDC Holdings, Inc.	(208,440)
(27,600)	MGM Mirage	(332,304)
(57,093)	Newell Rubbermaid, Inc.	(895,789)
(15,600)	O’Reilly Automotive, Inc.	(563,784)
(41,800)	Orient-Express Hotels, Ltd.	(481,118)
(30,700)	PACCAR, Inc.	(1,157,697)
(57,005)	Penske Auto Group, Inc.	(1,093,356)
(42,700)	RadioShack Corp.	(707,539)
(162,215)	Regis Corp.	(2,514,333)
(12,700)	Royal Caribbean Cruises, Ltd.	(305,816)
(31,335)	Saks, Inc.	(213,705)
(9,764)	School Specialty, Inc.	(231,602)
(97,560)	Sonic Automotive, Inc., Class A	(1,024,380)
(36,400)	Starbucks Corp.	(751,660)
(41,600)	Starwood Hotels & Resorts Worldwide, Inc.	(1,374,048)
(17,500)	Tiffany & Co.	(674,275)
(24,000)	Tim Hortons, Inc.	(679,200)
(21,800)	TiVo, Inc.	(225,848)
(6,300)	VF Corp.	(456,309)
(12,500)	Walgreen Co.	(468,375)
(15,961)	Wyndham Worldwide Corp.	(260,483)
(3,500)	Wynn Resorts, Ltd.	(248,115)

		(32,627,585)

Shares	Security Description	Value
Consumer Staples - (2.6)%
(15,800)	Alberto-Culver Co.	$(437,344)
(12,100)	athenahealth, Inc.	(464,277)
(20,300)	Avery Dennison Corp.	(731,003)
(17,500)	Avon Products, Inc.	(594,300)
(231,980)	CBIZ, Inc.	(1,730,570)
(6,197)	Central European Distribution Corp.	(203,014)
(26,199)	Chemed Corp.	(1,149,874)
(8,283)	Chiquita Brands International, Inc.	(133,853)
(6,600)	Church & Dwight Co., Inc.	(374,484)
(17,700)	Coinstar, Inc.	(583,746)
(23,000)	Corporate Executive Board Co.	(572,700)
(41,500)	Estee Lauder Cos., Inc.	(1,538,820)
(12,790)	Euronet Worldwide, Inc.	(307,344)
(33,300)	Flowers Foods, Inc.	(875,457)
(4,100)	FTI Consulting, Inc.	(174,701)
(31,600)	Gartner, Inc.	(577,332)
(42,800)	H&R Block, Inc.	(786,664)
(18,300)	Heartland Payment Systems, Inc.	(265,533)
(31,534)	Hertz Global Holdings, Inc.	(341,513)
(22,600)	Hewitt Associates, Inc., Class A	(823,318)
(119,269)	HLTH Corp.	(1,742,520)
(5,100)	Huron Consulting Group, Inc.	(131,733)
(12,500)	ICF International, Inc.	(379,000)
(29,900)	Interactive Data Corp.	(783,679)
(19,584)	Invacare Corp.	(436,332)
(8,600)	Iron Mountain, Inc.	(229,276)
(20,400)	K12, Inc.	(336,192)
(34,500)	Kelly Services, Inc., Class A	(424,350)
(8,000)	Landauer, Inc.	(439,840)
(50,146)	Live Nation, Inc.	(410,696)
(5,500)	Manpower, Inc.	(311,905)
(7,300)	McCormick & Co., Inc.	(247,762)
(11,700)	McKesson Corp.	(696,735)
(12,400)	Molson Coors Brewing Co.	(603,632)
(15,700)	Monro Muffler Brake, Inc.	(499,103)
(29,731)	Omnicare, Inc.	(669,542)
(1,730)	Onyx Pharmaceuticals, Inc.	(51,848)
(14,081)	OSI Pharmaceuticals, Inc.	(497,059)
(26,900)	Paychex, Inc.	(781,445)
(4,300)	PepsiCo, Inc.	(252,238)
(52,896)	PHH Corp.	(1,049,457)
(10,000)	Quanta Services, Inc.	(221,300)
(5,500)	Scotts Miracle-Gro Co., Class A	(236,225)
(56,536)	Smithfield Foods, Inc.	(780,197)
(17,000)	Sotheby’s	(292,910)
(65,009)	Spartan Stores, Inc.	(918,577)
(17,200)	SuccessFactors, Inc.	(242,004)
(11,900)	Team, Inc.	(201,705)
(52,860)	Theravance, Inc.	(773,870)
(55,200)	Total System Services, Inc.	(889,272)
(37,800)	Tyson Foods, Inc., Class A	(477,414)
(48,200)	VCA Antech, Inc.	(1,296,098)
(17,535)	Vector Group, Ltd.	(273,195)

See Notes to Financial Statements.	35	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
(16,300)	Volcano Corp.	$(274,166)
(13,700)	Watson Wyatt Worldwide, Inc., Class A	(596,772)
(30,700)	Weight Watchers International, Inc.	(842,408)
(44,600)	Whole Foods Market, Inc. (l)	(1,359,854)

		(33,316,158)

Energy - (1.4)%
(18,900)	Alpha Natural Resources, Inc.	(663,390)
(10,400)	Anadarko Petroleum Corp.	(652,392)
(3,700)	Apache Corp.	(339,771)
(8,500)	Atwood Oceanics, Inc.	(299,795)
(33,500)	BPZ Energy, Inc.	(251,920)
(26,787)	Chesapeake Energy Corp.	(760,751)
(20,500)	CNX Gas Corp.	(629,350)
(6,000)	Contango Oil & Gas Co.	(306,360)
(114,700)	Covanta Holding Corp.	(1,949,900)
(21,900)	Dresser-Rand Group, Inc.	(680,433)
(6,800)	ENSCO International, Inc.	(289,272)
(6,400)	EQT Corp.	(272,640)
(21,515)	Exterran Holdings, Inc.	(510,766)
(3,300)	First Solar, Inc.	(504,438)
(23,100)	Forest Oil Corp.	(452,067)
(45,014)	Goodrich Petroleum Corp.	(1,161,811)
(24,800)	Halliburton Co.	(672,576)
(118,963)	International Coal Group, Inc.	(479,421)
(14,451)	Peabody Energy Corp.	(537,866)
(22,996)	Penn Virginia Corp.	(526,838)
(7,569)	Pioneer Natural Resources Co.	(274,679)
(19,300)	Pride International, Inc.	(587,492)
(14,300)	Range Resources Corp.	(705,848)
(5,400)	Rowan Cos., Inc.	(124,578)
(37,900)	SandRidge Energy, Inc.	(491,184)
(3,900)	Schlumberger Ltd.	(232,440)
(22,300)	TransCanada Corp.	(691,746)
(23,000)	W&T Offshore, Inc.	(269,330)
(25,100)	Weatherford International, Ltd.	(520,323)
(60,300)	Western Refining, Inc.	(388,935)
(20,927)	Whiting Petroleum Corp.	(1,204,977)

		(17,433,289)

Financial - (2.2)%
(13,903)	Affiliated Managers Group, Inc.	(903,834)
(23,619)	Alexandria Real Estate Equities, Inc.	(1,283,693)
(17,400)	AON Corp.	(708,006)
(15,000)	Arthur J Gallagher & Co.	(365,550)
(19,957)	Bank of America Corp.	(337,672)
(9,000)	Capital One Financial Corp.	(321,570)
(7,200)	Capitol Federal Financial	(237,024)
(11,700)	City National Corp.	(455,481)
(9,100)	Comerica, Inc.	(269,997)
(76,000)	E*Trade Financial Corp.	(133,000)
(15,500)	Entertainment Properties Trust	(529,170)
(63,100)	First Commonwealth Financial Corp.	(358,408)
(31,681)	First Horizon National Corp.	(419,137)

Shares	Security Description	Value
(7,600)	Franklin Resources, Inc.	$(764,560)
(1,800)	Goldman Sachs Group, Inc.	(331,830)
(27,000)	Hartford Financial Services Group, Inc.	(715,500)
(34,900)	Hilltop Holdings, Inc.	(427,874)
(51,000)	Huntington Bancshares, Inc.	(240,210)
(9,800)	Iberiabank Corp.	(446,488)
(18,200)	Interactive Brokers Group, Inc.	(361,634)
(55,100)	Investors Bancorp, Inc.	(584,611)
(20,009)	Janus Capital Group, Inc.	(283,728)
(66,800)	Keycorp	(434,200)
(24,000)	Leucadia National Corp.	(593,280)
(100,900)	Lexington Realty Trust	(514,590)
(27,000)	Marsh & McLennan Cos., Inc.	(667,710)
(21,000)	MBIA, Inc.	(162,960)
(10,900)	MetLife, Inc.	(414,963)
(164,773)	MF Global Ltd.	(1,197,900)
(13,400)	Morgan Stanley	(413,792)
(51,700)	National Penn Bancshares, Inc.	(315,887)
(5,800)	Northern Trust Corp.	(337,328)
(21,200)	Old Republic International Corp.	(258,216)
(11,400)	PacWest Bancorp	(217,170)
(179,871)	Penson Worldwide, Inc.	(1,751,944)
(40,400)	Pinnacle Financial Partners, Inc.	(513,484)
(5,500)	PNC Financial Services Group, Inc.	(267,245)
(11,500)	PrivateBancorp, Inc.	(281,290)
(8,500)	Regency Centers Corp.	(314,925)
(70,000)	Regions Financial Corp.	(434,700)
(6,100)	Reinsurance Group of America, Inc.	(272,060)
(13,700)	SL Green Realty Corp.	(600,745)
(234,545)	SLM Corp.	(2,045,232)
(94,700)	South Financial Group, Inc.	(139,209)
(6,000)	State Street Corp.	(315,600)
(25,900)	SunTrust Banks	(584,045)
(55,000)	Susquehanna Bancshares, Inc.	(323,950)
(17,250)	SVB Financial Group	(746,408)
(31,815)	Valley National Bancorp.	(391,006)
(40,200)	Webster Financial Corp.	(501,294)
(1,486)	Wells Fargo & Co.	(41,875)
(49,600)	Western Alliance Bancorp	(312,976)
(55,200)	Whitney Holding Corp.	(526,608)
(18,384)	World Acceptance Corp.	(463,461)
(13,000)	XL Capital, Ltd.	(226,980)
(23,400)	Zions Bancorp.	(420,498)

		(27,482,508)

Healthcare - (3.4)%
(3,500)	Abbott Laboratories	(173,145)
(4,500)	AMAG Pharmaceuticals, Inc.	(196,560)
(227,198)	American Medical Systems Holdings, Inc.	(3,844,190)
(6,922)	AMERIGROUP Corp.	(153,461)
(100,862)	ATS Medical, Inc.	(270,311)
(9,600)	Becton Dickinson and Co.	(669,600)
(151,733)	BioMarin Pharmaceuticals, Inc.	(2,743,333)

See Notes to Financial Statements.	36	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
(3,500)	Cerner Corp.	$(261,800)
(10,400)	Cooper Cos., Inc.	(309,192)
(16,500)	Covance, Inc.	(893,475)
(77,962)	Cubist Pharmaceuticals, Inc.	(1,574,833)
(21,148)	deCODE genetics, Inc.	(10,363)
(9,400)	Dendreon Corp.	(263,106)
(25,700)	Endo Pharmaceuticals Holdings, Inc.	(581,591)
(15,800)	Gen-Probe, Inc.	(654,752)
(3,200)	Gilead Sciences, Inc.	(149,056)
(42,147)	Greatbatch, Inc.	(947,043)
(46,225)	Healthsouth Corp.	(722,959)
(26,635)	Hologic, Inc.	(435,216)
(125,600)	Incyte Corp., Ltd.	(847,800)
(30,267)	Inverness Medical Innovations, Inc.	(1,172,241)
(210,009)	Isis Pharmaceuticals, Inc.	(3,059,831)
(51,691)	Kinetic Concepts, Inc.	(1,911,533)
(34,241)	King Pharmaceuticals, Inc.	(368,775)
(25,788)	LifePoint Hospitals, Inc.	(697,823)
(19,200)	Luminex Corp.	(326,400)
(14,562)	Medicis Pharmaceutical Corp., Class A	(310,899)
(30,450)	Molina Healthcare, Inc.	(630,010)
(411,071)	Mylan, Inc.	(6,581,247)
(145,180)	Novamed, Inc.	(657,665)
(49,977)	NuVasive, Inc.	(2,087,040)
(20,500)	Optimer Pharmaceuticals, Inc.	(277,365)
(25,300)	Patterson Cos., Inc.	(689,425)
(122,290)	PDL BioPharma, Inc.	(963,645)
(8,300)	Perrigo Co.	(282,117)
(19,700)	Pharmaceutical Product Development, Inc.	(432,218)
(101,573)	PSS World Medical, Inc.	(2,217,338)
(14,300)	Qiagen NV	(304,304)
(34,000)	Sequenom, Inc.	(109,820)
(21,576)	SonoSite, Inc.	(570,901)
(12,900)	Stryker Corp.	(586,047)
(5,900)	Vertex Pharmaceuticals, Inc.	(223,610)
(165,916)	Viropharma, Inc.	(1,596,112)
(20,052)	West Pharmaceutical Services, Inc.	(814,312)
(80,352)	Wright Medical Group, Inc.	(1,435,086)

		(44,007,550)

Industrial - (2.9)%
(42,463)	AAR Corp.	(931,638)
(6,500)	Aerovironment, Inc.	(182,585)
(11,800)	Albany International Corp.	(228,920)
(9,800)	Alexander & Baldwin, Inc.	(314,482)
(6,400)	Ametek, Inc.	(223,424)
(8,400)	Arkansas Best Corp.	(251,496)
(28,600)	Brink’s Co.	(769,626)
(7,700)	Bristow Group, Inc.	(228,613)
(97,365)	C&D Technologies, Inc.	(209,335)
(17,100)	Calgon Carbon Corp.	(253,593)
(6,600)	Canadian Pacific Railway, Ltd.	(308,550)
(13,700)	Caterpillar, Inc.	(703,221)

Shares	Security Description	Value
(11,300)	Clarcor, Inc.	$(354,368)
(9,700)	Clean Harbors, Inc.	(545,722)
(7,200)	Curtiss-Wright Corp.	(245,736)
(10,100)	Danaher Corp.	(679,932)
(102,025)	Eastman Kodak Co.	(487,680)
(27,095)	EnerSys	(599,341)
(23,000)	FLIR Systems, Inc.	(643,310)
(13,000)	GATX Corp.	(363,350)
(31,600)	General Electric Co.	(518,872)
(7,300)	Gulfmark Offshore, Inc.	(239,002)
(239,245)	Ingersoll-Rand PLC	(7,337,644)
(10,500)	Insituform Technologies, Inc.	(200,970)
(18,200)	Jacobs Engineering Group, Inc.	(836,290)
(61,360)	Kansas City Southern	(1,625,426)
(9,100)	Kaydon Corp.	(295,022)
(93,880)	Lecroy Corp.	(380,214)
(18,100)	Lennox International, Inc.	(653,772)
(5,100)	Martin Marietta Materials, Inc.	(469,557)
(16,300)	Matthews International Corp., Class A	(576,694)
(8,600)	Mettler-Toledo International, Inc.	(779,074)
(16,400)	Movado Group, Inc.	(238,292)
(29,200)	National Instruments Corp.	(806,796)
(23,926)	Newport Corp.	(209,592)
(36,500)	Packaging Corp. of America	(744,600)
(28,900)	Pall Corp.	(932,892)
(6,000)	Precision Castparts Corp.	(611,220)
(7,400)	Regal-Beloit Corp.	(338,254)
(15,100)	Rockwell Collins, Inc.	(767,080)
(17,700)	Roper Industries, Inc.	(902,346)
(46,765)	Smith & Wesson Holding Corp.	(244,581)
(80,701)	Terex Corp.	(1,672,932)
(9,400)	Tetra Tech, Inc.	(249,382)
(126,086)	Textron, Inc.	(2,393,113)
(24,700)	Trimble Navigation, Ltd.	(590,577)
(32,556)	Trinity Industries, Inc.	(559,638)
(17,500)	Universal Display Corp.	(208,950)
(15,900)	Wabtec Corp.	(596,727)
(19,200)	Waste Connections, Inc.	(554,112)
(36,400)	Waste Management, Inc.	(1,085,448)
(16,500)	Waters Corp.	(921,690)
(21,600)	Zebra Technologies Corp.	(560,088)

		(37,625,769)

Information Technology - (2.5)%
(15,900)	Ansys, Inc.	(595,773)
(1,200)	Apple, Inc.	(222,444)
(30,100)	Autodesk, Inc.	(716,380)
(27,000)	Automatic Data Processing, Inc.	(1,061,100)
(31,800)	CA, Inc.	(699,282)
(44,085)	CACI International, Inc., Class A	(2,083,898)
(9,200)	Computer Programs and Systems, Inc.	(380,972)
(5,700)	Concur Technologies, Inc.	(226,632)
(11,400)	Constant Contact, Inc.	(219,450)
(10,700)	Eclipsys Corp.	(206,510)

See Notes to Financial Statements.	37	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
(28,300)	Electronic Arts, Inc.	$(539,115)
(106,861)	Epicor Software Corp.	(680,705)
(8,200)	HMS Holdings Corp.	(313,486)
(15,700)	IHS, Inc., Class A	(802,741)
(44,100)	IMS Health, Inc.	(676,935)
(34,100)	Linear Technology Corp.	(942,183)
(5,100)	Mantech International Corp., Class A	(240,516)
(16,900)	Marvell Technology Group, Ltd.	(273,611)
(28,400)	MEMC Electronic Materials, Inc.	(472,292)
(68,145)	Mentor Graphics Corp.	(634,430)
(14,400)	Microchip Technology, Inc.	(381,600)
(114,088)	Micron Technology, Inc.	(935,522)
(6,800)	Microsemi Corp.	(107,372)
(5,000)	Netlogic Microsystems, Inc.	(225,000)
(15,500)	NetSuite, Inc.	(237,150)
(19,721)	Nuance Communications, Inc.	(295,026)
(664,347)	ON Semiconductor Corp.	(5,480,863)
(14,600)	Palm, Inc.	(254,478)
(16,012)	Rambus, Inc.	(278,609)
(5,400)	Salesforce.com, Inc.	(307,422)
(1,401)	SanDisk Corp.	(30,402)
(120,568)	Seagate Technology	(1,833,839)
(26,500)	SEI Investments Co.	(521,520)
(19,200)	Sybase, Inc.	(746,880)
(98,876)	SYNNEX Corp.	(3,013,740)
(195,157)	Take-Two Interactive Software, Inc.	(2,187,710)
(87,108)	Teradyne, Inc.	(805,749)
(47,975)	THQ, Inc.	(328,149)
(11,900)	Ultimate Software Group, Inc.	(341,768)
(38,728)	Veeco Instruments, Inc.	(903,137)
(5,034)	Verigy, Ltd.	(58,495)
(11,200)	VMware, Inc., Class A	(449,904)
(30,000)	Xerox Corp.	(232,200)

		(31,944,990)

Materials - (0.8)%
(9,400)	Air Products & Chemicals, Inc.	(729,252)
(21,000)	Albemarle Corp.	(726,600)
(38,100)	Alcoa, Inc.	(499,872)
(13,272)	Allegheny Technologies, Inc.	(464,387)
(25,000)	American Vanguard Corp.	(207,750)
(12,300)	Cameco Corp.	(341,940)
(9,300)	Compass Minerals International, Inc.	(573,066)
(14,400)	FMC Corp.	(810,000)
(3,500)	Freeport-McMoRan Copper & Gold, Inc., Class B	(240,135)
(54,240)	Goldcorp, Inc.	(2,189,669)
(3,900)	Itron, Inc.	(250,146)
(23,200)	Ivanhoe Mines, Ltd.	(296,728)
(66,024)	Jaguar Mining, Inc.	(588,934)
(3,500)	Potash Corp. of Saskatchewan, Inc.	(316,190)
(15,600)	Sensient Technologies Corp.	(433,212)
(12,100)	Sherwin-Williams Co.	(727,936)
(17,150)	Steel Dynamics, Inc.	(263,081)

Shares	Security Description	Value
(13,002)	United States Steel Corp.	$(576,899)
(10,300)	Vulcan Materials Co.	(556,921)

		(10,792,718)

Telecommunication Services - (1.9)%
(153,001)	Alaska Communications Systems Group, Inc.	(1,415,259)
(22,500)	CBS Corp., Class B	(271,125)
(72,938)	Ciena Corp.	(1,187,431)
(44,100)	Comtech Telecommunications Corp.	(1,465,002)
(30,809)	Crown Castle International Corp.	(966,170)
(9,800)	CVS/Caremark Corp.	(350,252)
(30,900)	DISH Network Corp., Class A	(595,134)
(367,702)	Earthlink, Inc.	(3,092,374)
(35,657)	Equinix, Inc.	(3,280,444)
(4,600)	GeoEye, Inc.	(123,280)
(339,811)	Interpublic Group of Cos., Inc.	(2,555,379)
(20,500)	Lamar Advertising Co.	(562,520)
(7,754)	Leap Wireless International, Inc.	(151,591)
(5,400)	McAfee, Inc.	(236,466)
(16,200)	McGraw-Hill Cos., Inc.	(407,268)
(40,400)	New York Times Co., Class A	(328,048)
(20,600)	Omnicom Group, Inc.	(760,964)
(20,600)	Rackspace Hosting, Inc.	(351,436)
(13,000)	SAVVIS, Inc.	(205,660)
(38,766)	SBA Communications Corp.	(1,047,845)
(16,700)	Scripps Networks Interactive, Inc., Class A	(617,065)
(253,341)	Sirius XM Radio, Inc.	(160,871)
(14,000)	Switch and Data Facilities Co., Inc.	(190,540)
(44,600)	Symantec Corp.	(734,562)
(20,844)	Symmetricom, Inc.	(107,972)
(51,082)	TW Telecom, Inc.	(687,053)
(22,600)	Viacom, Inc., Class B	(633,704)
(116,179)	Virgin Media, Inc.	(1,617,211)

		(24,102,626)

Utilities - (0.4)%
(8,000)	Allegheny Energy, Inc.	(212,160)
(13,700)	American Water Works Co, Inc.	(273,178)
(3,900)	Aqua America, Inc.	(68,796)
(7,400)	Dominion Resources, Inc.	(255,300)
(25,100)	Hawaiian Electric Industries	(454,812)
(12,600)	New Jersey Resources Corp.	(457,506)
(5,100)	Northwest Natural Gas Co.	(212,466)
(17,800)	Otter Tail Corp.	(425,954)
(23,000)	PPL Corp.	(697,820)
(26,100)	Public Service Enterprise Group, Inc.	(820,584)
(15,000)	Southern Co.	(475,050)
(22,700)	Vectren Corp.	(523,008)
(11,300)	WGL Holdings, Inc.	(374,482)
(23,700)	Xcel Energy, Inc.	(455,988)

		(5,707,104)

Total Common Stock (Cost $(252,216,548))		(265,040,297)

See Notes to Financial Statements.	38	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
Investment Companies - (3.4)%
(61,450)	iShares Russell 2 Index Fund	$(3,701,133)
(28,450)	Midcap SPDR Trust Series 1	(3,564,216)
(195,025)	Powershares QQQ	(8,239,806)
(265,585)	SPDR Trust Series 1	(28,035,153)

Total Investment Companies (Cost $(45,118,506))		(43,540,308)

Total Short Positions (Cost $(297,335,054))		$(308,580,605)

See Notes to Financial Statements.	39	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

SEPTEMBER 30, 2009

Contracts	Security Description	Strike Price	Expiration Date	Value
Written Options - (0.2)%
Call Options Written - (0.1)%
(95)	3M Co.	$70.00	01/10	$(63,650)
(65)	Accenture PLC	35.00	01/10	(23,400)
(170)	Bank of New York Mellon Corp.	35.00	01/10	(8,500)
(40)	Bed Bath & Beyond, Inc.	30.00	01/10	(32,800)
(115)	Bed Bath & Beyond, Inc.	35.00	01/10	(50,600)
(300)	Carmax, Inc.	25.00	04/10	(42,000)
(32)	ConocoPhillips	65.00	01/10	(144)
(82)	Emerson Electric Co.	38.00	01/10	(29,520)
(243)	Hartford Financial Services Group, Inc.	20.00	01/10	(195,858)
(73)	Joy Global, Inc.	38.00	01/10	(91,980)
(135)	Mohawk Industries, Inc.	50.00	11/09	(35,370)
(220)	Mohawk Industries, Inc.	60.00	01/10	(20,900)
(250)	Royal Caribbean Cruises, Ltd.	25.00	01/10	(66,250)
(1,799)	S&P 500 Index	1175.00	10/09	(17,990)
(449)	S&P 500 Index	1190.00	10/09	(2,245)
(2,598)	S&P 500 Index	1200.00	10/09	(12,990)
(900)	SPDR Trust Series 1	130.00	12/10	(207,000)
(220)	Target Corp.	50.00	01/10	(41,360)
(70)	UnitedHealth Group, Inc.	30.00	01/10	(6,300)
(40)	United Parcel Service, Inc.	60.00	01/10	(6,000)
(80)	Walgreen Co.	30.00	01/10	(61,600)

Total Call Options Written (Premiums Received $964,812)				(1,016,457)

Put Options Written - (0.1)%
(1,106)	S&P 500 Index	925.00	10/09	(138,250)
(2,025)	S&P 500 Index	950.00	10/09	(394,875)
(136)	S&P 500 Index	960.00	10/09	(34,000)
(257)	S&P 500 Index	900.00	10/09	(25,700)
(600)	SPDR Trust Series 1	82.00	03/10	(86,100)

Contracts	Security Description	Strike Price	Expiration Date	Value
(2,475)	SPDR Trust Series 1	$75.00	12/10	$(792,000)
(364)	Starbucks Corp.	16.00	01/10	(19,292)
(446)	Whole Foods Market, Inc.	20.00	01/10	(11,819)

Total Put Options Written (Premiums Received $2,506,367)				(1,502,036)

Total Written Options (Premiums Received $3,471,179)				$(2,518,493)

See Notes to Financial Statements.	40	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

ADR American Depositary Receipt

ETF Exchange Traded Fund

ETN Exchange Traded Note

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

GNMA Government National Mortgage Association

PLC Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $73,138,416 or 5.7% of net assets.
(c)	Variable rate security.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
(h)	Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at year end.
(i)	Rate presented is yield to maturity.
(j)	Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.
(k)	Security subject to call option written by the Fund.
(l)	Subject to put option written by the Fund.

A summary of outstanding credit default swap agreements held by the Fund at September 30, 2009, is as follows:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Pays (Receives) Rate	Termination Date	Notional Amount	Net Unrealized Appreciation
Barclays	Index ABS CDS	Buy	0.09%	08/25/37	500,000	$5,196
Barclays	Index ABS CDS	Buy	0.76%	01/25/38	500,000	6,817
Barclays	Index ABS CDS	Buy	0.09%	08/25/37	1,900,000	19,745
Barclays	Index ABS CDS	Buy	0.76%	01/25/38	1,900,000	25,906

						$57,664

At September 30, 2009, the Fund held the following futures contracts:

Contract	Type	Expiration Date	Notional Contract Value	Net Depreciation
(2)	3-Month Euro$ Future	03/31/11	$(489,500)	$(2,252)
(2)	3-Month Euro$ Future	03/31/12	(483,975)	(2,977)
(2)	3-Month Euro$ Future	06/30/11	(487,900)	(2,502)
(2)	3-Month Euro$ Future	06/30/12	(482,925)	(2,978)
(2)	3-Month Euro$ Future	09/30/10	(493,175)	(2,078)
(2)	3-Month Euro$ Future	09/30/11	(486,475)	(2,728)
(2)	3-Month Euro$ Future	12/31/10	(491,225)	(2,128)
(2)	3-Month Euro$ Future	12/31/11	(485,100)	(2,953)

Contract	Type	Expiration Date	Notional Contract Value	Net Depreciation
(3,100)	S&P 500 Emini Future	12/31/09	$(163,215,000)	$(5,014,250)
(31)	U.S. 5-year Note (CBT) Future	12/31/09	(3,598,906)	(46,430)
(10)	U.S. 2-year Note (CBT) Future	12/31/09	(2,169,688)	(11,250)
(16)	U.S. 10-year Note (CBT) Future	12/31/09	(1,893,250)	(33,479)
(20)	U.S. Long Bond (CBT) Future	12/31/09	(2,427,500)	(54,062)

			$(177,204,619)	$(5,180,067)

See Notes to Financial Statements.	41	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$174,822,458
Gross Unrealized Depreciation	(81,493,841)

Net Unrealized Appreciation	$93,328,617

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2—Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stock
Consumer Discretionary	$48,250,415	$-	$-	$48,250,415
Consumer Staples	88,566,321	-	-	88,566,321
Energy	27,238,634	-	-	27,238,634
Financial	80,006,587	-	-	80,006,587
Healthcare	31,272,915	-	-	31,272,915
Industrial	52,737,997	-	-	52,737,997
Information Technology	39,042,689	-	-	39,042,689
Materials	17,455,612	-	-	17,455,612
Telecommunication Services	57,017,736	-	-	57,017,736
Utilities	6,709,529	-	-	6,709,529
Preferred Stock
Consumer Discretionary	1,227,545	-	-	1,227,545
Consumer Staples	1,270,630	-	-	1,270,630
Energy	2,332,067	-	-	2,332,067
Financial	10,726,445	-	-	10,726,445
Healthcare	6,829,284	-	-	6,829,284
Industrial	1,542,720	-	-	1,542,720
Telecommunication Services	8,742,046	-	-	8,742,046
Asset Backed Obligations		111,159,948	1,036,651	112,196,599
Corporate Convertible Bonds	-	254,769,734	3,537,700	258,307,434
Corporate Non-Convertible Bonds	-	64,399,049	-	64,399,049
Foreign Bond	-	722,150	-	722,150
Interest-Only Bond	-	460,284	-	460,284
Syndicated Loans	-	2,456,346	-	2,456,346
U.S. Government and Agency Obligations	-	107,070,415	-	107,070,415
Rights	17,265	-	-	17,265
Investment Companies	88,304,730	-	-	88,304,730
Commercial Paper	-	5,758,015	-	5,758,015
Purchased Options	18,908,073		-	18,908,073

Total Investments at Value	588,199,240	546,795,941	4,574,351	1,139,569,532
Other Financial Instruments **:
Credit Default Swaps	-	57,664	-	57,664
Futures	56,528	-	-	56,528

Total Assets	$588,255,768	$546,853,605	$4,574,351	$1,139,683,724

See Notes to Financial Statements.	42	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(265,040,297)	$-	$-	$(265,040,297)
Investment Companies	(43,540,308)	-	-	(43,540,308)

Total Securities Sold Short	(308,580,605)	-	-	(308,580,605)
Other Financial Instruments **:
Written Options	(2,518,493)	-	-	(2,518,493)
Futures	(5,236,595)	-	-	(5,236,595)

Total Liabilities	$(316,335,693)	$-	$-	$(316,335,693)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset-Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Total
Balance as of 03/31/09	$222,914	$3,679,610	$1,074,900	$4,977,424
Accrued Accretion/(Amortization)	1,943	51,605	-	53,548
Realized Gain (Loss)	-	(54,623)	-	(54,623)
Change in Unrealized Appreciation/(Depreciation)	5,410	678,258	(42,400)	641,268
Net Purchase/(Sales)	-	1,502,635	(792,500)	710,135
Transfers In/(Out)	806,384	(2,319,785)	(240,000)	(1,753,401)

Balance as of 09/30/09	$1,036,651	$3,537,700	$-	$4,574,351

Net change in unrealized appreciation/depreciation from investments held as of 9/30/09 **	$(98,475)	$548,883	$-	$450,408

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

See Notes to Financial Statements.	43	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value
Long Positions - 76.3%
Equity Securities - 21.4%
Common Stock - 20.9%
Consumer Discretionary - 2.3%
7,887	Aeropostale, Inc. (a)	$342,848
15,847	Amazon.com, Inc. (a)(f)	1,479,476
14,202	Buffalo Wild Wings, Inc. (a)	590,945
7,577	Chipotle Mexican Grill, Inc. (a)	735,348
37,200	Denny’s Corp. (a)	98,952
6,310	Dollar Tree, Inc. (a)	307,171
6,310	Gymboree Corp. (a)	305,278
6,345	Home Inns & Hotels Management, Inc., ADR (a)	189,398
3,700	Ingles Markets, Inc., Class A	58,571
72,000	Titan International, Inc.	640,800

		4,748,787

Consumer Staples - 2.6%
9,465	Athenahealth, Inc. (a)	363,172
4,715	Ctrip.com International Ltd., ADR (a)	277,195
19,057	Green Mountain Coffee Roasters, Inc. (a)(f)	1,407,169
82,500	Interval Leisure Group, Inc. (a)	1,029,600
50,000	Stewart Enterprises, Inc., Class A	261,500
70,000	Triple-S Management Corp., Class B (a)	1,173,900
852	Vistaprint Ltd.	43,239
5,455	VistaPrint NV (a)	276,841
317,500	Whitney Information Network, Inc. (a)	460,375

		5,292,991

Energy - 2.8%
20,500	Canadian Oil Sands Trust	588,778
175,213	Energy Partners Ltd. (a)	1,307,089
34,000	Exterran Holdings, Inc. (a)	807,160
7,000	Exterran Partners LP	126,000
5,000	Matrix Service Co. (a)	54,350
3,100	Mitcham Industries, Inc. (a)	19,220
1,916,534	Primary Energy Recycling, Inc. (h)	1,790,066
11,500	SEACOR Holdings, Inc. (a)	938,745

		5,631,408

Financial - 3.5%
8,464	Asset Managers Holdings Co Ltd.	761,869
6,363	BlackRock, Inc. (f)	1,379,626
313,445	Coventree, Inc.	1,138,842
25,000	Greenlight Capital Re Ltd., Class A (a)	470,000
3,800	Hilltop Holdings, Inc. (a)	46,588
15,791	JPMorgan Chase & Co. (f)	691,961
107,000	MI Developments, Inc., Class A	1,443,430
78,862	Walter Investment Management Corp.	1,263,369

		7,195,685

Shares	Security Description	Value
Healthcare - 0.4%
12,618	Inverness Medical Innovations, Inc. (a)	$488,695
6,106	SXC Health Solutions Corp. (a)	285,700

		774,395

Industrial - 0.9%
95,000	Aircastle Ltd.	918,650
6,309	American Superconductor Corp. (a)	211,604
8,800	Canfor Corp.	49,973
11,345	General Moly, Inc. (a)	35,737
21,000	Graham Corp.	326,550
5,000	Owens-Illinois, Inc. (a)	184,500
33,100	Timberwest Forest Corp.	116,553

		1,843,567

Information Technology - 2.5%
4,741	Apple, Inc. (a)	878,839
9,464	International Business Machines Corp. (f)	1,131,989
37,890	Marvell Technology Group Ltd. (a)	613,439
25,231	MedAssets, Inc. (a)	569,464
12,630	Salesforce.com, Inc. (a)(f)	719,026
18,920	SolarWinds, Inc. (a)	416,807
12,898	STEC, Inc. (a)	379,072
13,190	VanceInfo Technologies, Inc., ADR (a)	256,414

		4,965,050

Materials - 2.0%
12,600	Andean Resources, Ltd. (a)	28,599
20,500	Barrick Gold Corp.	776,950
15,000	Cameco Corp.	417,000
6,345	Cia de Minas Buenaventura SA, ADR	223,407
11,000	Domtar Corp. (a)	387,420
31,474	IAMGOLD Corp.	445,042
2,000	KapStone Paper and Packaging Corp. (a)	16,280
12,607	Kinross Gold Corp.	273,572
5,800	Kirkland Lake Gold, Inc. (a)	57,130
3,000	Monsanto Co.	232,200
8,600	Mosaic Co.	413,402
2,000	Potash Corp. of Saskatchewan, Inc.	180,680
6,300	Randgold Resources, Ltd., ADR	440,244
5,400	Terra Industries, Inc. (a)	187,218

		4,079,144

Telecommunication Services - 3.9%
18,942	AsiaInfo Holdings, Inc. (a)	378,272
1,892	Baidu, Inc./China, ADR (a)	739,867
7,500	Comcast Corp., Special Class A	120,600
11,000	EchoStar Corp., Class A (a)	203,060
1,577	Google, Inc., Class A (a)	781,955
55,000	Liberty Media Corp. - Entertainment, Class A (a)	1,711,050
6,308	Netease.com, ADR (a)	288,149
18,943	Netflix, Inc. (a)	874,599
12,614	OpenTable, Inc. (a)	347,642

See Notes to Financial Statements.	44	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description			Value
3,173	priceline.com, Inc. (a)			$526,147
86,250	Primus Telecommunications Group, Inc. (a)			599,438
6,290	QUALCOMM, Inc.			282,924
31,620	Rackspace Hosting, Inc. (a)			539,437
12,611	Sourcefire, Inc. (a)			270,758
13,176	Starent Networks Corp. (a)			334,932

				7,998,830

Total Common Stock (Cost $38,011,900)				42,529,857

Shares	Security Description		Rate	Value
Preferred Stock - 0.5%
Consumer Staples - 0.1%
4,750	Archer-Daniels-Midland Co.		6.25	189,525

Energy - 0.4%
13,000	McMoRan Exploration Co.		6.75	834,340

Financials - 0.0%
5,525	Hilltop Holdings, Inc.		8.25	128,456

Total Preferred Stock (Cost $1,017,005)				1,152,321

Total Equity Securities (Cost $39,028,905)				43,682,178

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 31.4%
Asset Backed Obligations - 4.7%
$965,758	Ahold Lease USA, Inc. (f)(h)	8.62%	01/02/25	912,885
20,000	American Airlines Pass Through Trust, Series 2001-02	7.86	10/01/11	19,975
48,650	American Airlines Pass Through Trust, Series 2003-01 (f)	3.86	07/09/10	47,379
50,000	American Airlines Pass Through Trust, Series 2009-1A	10.38	07/02/19	54,625
165,313	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	112,705
135,974	Bear Stearns Alt-A Trust, Series 2005-4B 21A1 (c)	4.21	05/25/35	82,855
125,000	Carrington Mortgage Loan Trust, Series 2007-FRE1 A3 (c)	0.51	02/25/37	36,709

Principal	Security Description	Rate	Maturity	Value
$400,000	Centex Home Equity Loan Trust, Series 2006-A AV4 (c)	0.50%	06/25/36	$194,568
105,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4	5.32	12/11/49	88,055
93,009	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (c)	5.90	07/25/37	63,611
89,665	Citimortgage Alternative Loan Trust, Series 2007-A1 1A7	6.00	01/25/37	57,543
125,000	Commercial Mortgage Loan Trust, Series 2008-LS1 A4B (c)	6.22	12/10/49	104,176
50,000	Continental Airlines, Inc.	9.00	07/08/16	52,750
70,000	Continental Airlines, Inc., Series 2007-1A	5.98	04/19/22	66,150
87,956	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.34	04/25/47	68,122
300,000	Countrywide Asset-Backed Certificates, Series 2007-1 2A2 (c)	0.37	06/25/47	189,972
300,000	Countrywide Asset-Backed Certificates, Series 2007-4 A2	5.53	09/25/37	243,124
80,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (c)	0.42	09/25/47	49,067
75,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (c)	0.41	10/25/47	44,984
80,948	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)	5.55	06/25/47	55,540
350,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.40	05/25/36	136,029
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (c)	0.36	10/25/36	118,416
160,000	Credit Suisse Commercial Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	130,304
160,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3	5.47	09/15/39	136,387

See Notes to Financial Statements.	45	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$997,308	CVS Pass-Through Trust (b)(f)	8.35%	07/10/31	$1,112,930
120,000	CW Capital Cobalt CMBS Ltd., Series 2006-C1 A4	5.22	08/15/48	99,445
50,000	Delta Airlines, Inc., Pass Through Trust Series 2-1 A2	7.57	11/18/10	49,625
65,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B	7.67	11/08/16	59,719
300,000	Ellington Loan Acquisition Trust, Series 2007-1 A2C (b)(c)	1.50	05/29/37	106,956
300,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (c)	0.44	04/25/37	115,269
450,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.40	08/25/36	163,144
23,536	FPL Energy National Wind Portfolio LLC (b)	6.13	03/25/19	21,514
15,870	FPL Energy Wind Funding LLC (b)	6.88	06/27/17	15,116
60,973	Green Tree Home Improvement Loan Trust, Series 1997-E HEB1	7.53	01/15/29	55,688
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (c)	6.12	07/10/38	100,908
180,000	GSAA Home Equity Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	97,724
400,000	GSAMP Trust, Series 2007-FM2 A2B (c)	0.34	01/25/37	121,353
213,835	Harborview Mortgage Loan Trust, Series 2007-5 A1A (c)	0.44	09/19/37	97,468
46,405	HFC Home Equity Loan Asset Backed Certificates, Series 2006-1 A1 (c)	0.41	01/20/36	39,424
78,294	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 APT (c)	1.45	11/20/36	65,175
110,000	HFC Home Equity Loan Asset Backed Certificates, Series 2007-3 M1 (c)	2.50	11/20/36	55,797

Principal	Security Description	Rate	Maturity	Value
$120,000	Indiantown Cogeneration LP	9.77%	12/15/20	$118,027
128,920	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (c)	6.00	08/25/36	70,204
400,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.57	04/25/47	170,557
131,056	JetBlue Airways Pass Through Trust, Series 2004-2 (c)	0.82	08/15/16	97,309
165,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	50,669
120,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	62,234
110,000	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2007-LDPX A3	5.42	01/15/49	93,007
100,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12 A4 (c)	5.88	02/15/51	85,238
105,000	JP Morgan Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (c)	5.94	02/12/49	90,157
265,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (c)	0.39	07/25/36	125,831
150,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1 AV4 (c)	0.38	11/25/36	87,240
360,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	0.46	03/25/37	136,666
200,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A3 (c)	0.36	05/25/37	96,541
141,737	Lehman XS Trust, Series 2006-14N 3A2 (c)	0.37	08/25/36	50,632
148,515	Lehman XS Trust, Series 2007-16N 2A2 (c)	1.10	09/25/47	71,450
350,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)	0.43	06/25/37	123,338
115,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	97,154
177,666	Mid-State Trust, Series 2006-1 A (b)	5.79	10/15/40	160,606

See Notes to Financial Statements.	46	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$200,000	Morgan Stanley ABS Capital I, Series 2007-HE2 A2B (c)	0.34%	01/25/37	$79,025
110,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	94,439
200,000	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	99,994
80,000	Nationstar Home Equity Loan Trust, Series 2006-B AV3 (c)	0.42	09/25/36	45,632
220,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (c)	0.53	09/25/36	90,003
125,000	Nationstar Home Equity Loan Trust, Series 2007-A AV4 (c)	0.48	03/25/37	48,765
270,846	Option One Mortgage Loan Trust, Series 2006-3 2A2 (c)	0.35	02/25/37	159,684
380,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (c)	0.49	04/25/37	134,270
375,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (c)	0.43	07/25/37	128,870
82,000	Prudential Holdings, LLC (b)	8.70	12/18/23	85,786
100,000	Saxon Asset Securities Trust, Series 2005-2 M1 (c)	0.67	10/25/35	53,570
320,000	Saxon Asset Securities Trust, Series 2006-3 A3 (c)	0.42	10/25/46	115,828
234,330	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2 A2 (c)	0.48	02/25/37	99,393
500,000	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1 A2B (c)	0.40	12/25/36	165,755
250,000	Soundview Home Equity Loan Trust, Series 2006-WF2 A2C (c)	0.39	12/25/36	152,611
182,122	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (c)	0.44	09/25/47	84,420
120,000	Structured Asset Securities Corp., Series 2007-BC3 2A2 (c)	0.39	05/25/47	52,501
101,210	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (c)	0.47	06/25/47	79,637
13,788	UAL Pass Through Trust, Series 2000-2	7.03	10/01/10	13,616

Principal	Security Description	Rate	Maturity	Value
$13,034	UAL Pass Through Trust, Series 2000-2	7.19%	04/01/11	$13,001
164,100	WaMu Mortgage Pass Through Certificates, Series 2004-AR6 A (c)	0.67	05/25/44	95,817
107,661	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.46	04/25/37	71,637
195,640	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (c)	1.71	07/25/47	104,820
94,881	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	0.80	05/25/35	62,262
135,705	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	0.75	06/25/35	88,518
143,995	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	76,238

Total Asset Backed Obligations (Cost $8,388,025)				9,526,138

Corporate Convertible Bonds - 4.0%
Consumer Staples - 0.8%
500,000	Archer-Daniels-Midland Co.	0.88	02/15/14	491,250
1,250,000	Stewart Enterprises, Inc. (f)	3.38	07/15/16	1,060,938

				1,552,188

Financial - 1.8%
1,000,000	AmeriCredit Corp.	0.75	09/15/11	878,750
4,000,000	CompuCredit Holdings Corp.	3.63	05/30/25	2,075,000
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	395,000
350,000	Hilltop Holdings, Inc.	7.50	08/15/25	378,875

				3,727,625

Industrial - 0.6%
2,700,000	Ambassadors International, Inc.	3.75	04/15/27	1,336,500

See Notes to Financial Statements.	47	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
Materials - 0.8%
$1,500,000	Kinross Gold Corp. (f)	1.75%	03/15/28	$1,621,875

Total Corporate Convertible Bonds (Cost $5,392,836)				8,238,188

Corporate Non-Convertible Bonds - 11.0%
Consumer Discretionary - 3.7%
1,400,000	Brunswick Corp.	11.75	08/15/13	1,459,500
900,000	Darden Restaurants, Inc. (f)	6.00	08/15/35	818,383
500,000	Darden Restaurants, Inc. (f)	6.80	10/15/37	533,725
50,000	Delta Airlines, Inc.	7.11	09/18/11	49,500
90,000	Delta Airlines, Inc. (b)	9.50	09/15/14	90,450
225,000	Dillard’s, Inc.	7.88	01/01/23	165,375
225,000	Dillard’s, Inc.	7.75	05/15/27	158,625
130,000	New Albertsons, Inc.	7.75	06/15/26	116,350
1,760,000	New Albertsons, Inc.	6.63	06/01/28	1,368,400
35,000	PHI, Inc.	7.13	04/15/13	33,031
1,000,000	Reynolds American, Inc.	7.25	06/15/37	993,348
750,000	Royal Caribbean Cruises Ltd.	7.50	10/15/27	588,750
250,000	Titan International, Inc.	8.00	01/15/12	243,125
1,000,000	Vector Group Ltd.	11.00	08/15/15	975,000

				7,593,562

Consumer Staples - 0.8%
1,000,000	Hertz Corp.	8.88	01/01/14	1,015,000
10,000	Service Corp International	7.88	02/01/13	9,850
595,000	Service Corp International	7.50	04/01/27	534,013

				1,558,863

Energy - 1.7%
50,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	52,094
50,000	CenterPoint Energy Resources Corp., Series MTN	6.00	05/15/18	52,097
60,000	Chesapeake Energy Corp.	7.00	08/15/14	58,350
133,000	El Paso Corp.	7.75	01/15/32	121,855
750,000	Enbridge Energy Partners LP	7.50	04/15/38	859,256
705,000	Suncor Energy, Inc.	6.85	06/01/39	769,394
460,000	Talisman Energy, Inc.	5.75	05/15/35	443,619
100,000	Tesoro Corp.	6.50	06/01/17	91,000
30,000	Valero Energy Corp.	9.38	03/15/19	35,015

Principal	Security Description	Rate	Maturity	Value
$800,000	Valero Energy Corp. (f)	7.50%	04/15/32	$797,816
15,000	Valero Energy Corp.	10.50	03/15/39	19,210
50,000	Williams Cos., Inc.	8.75	01/15/20	57,583
25,000	Williams Cos., Inc.	7.88	09/01/21	27,095

				3,384,384

Financial - 1.9%
30,000	Capital One Capital V	10.25	08/15/39	33,234
200,000	Chase Capital II, Series B (c)	0.98	02/01/27	136,224
60,000	Chase Capital III, Series C (c)	0.91	03/01/27	40,806
75,000	Citigroup, Inc. (c)(f)	0.75	11/05/14	66,564
80,000	Citigroup, Inc.	8.50	05/22/19	90,459
100,000	Citigroup, Inc. (c)	0.94	08/25/36	51,828
155,000	Credit Suisse Guernsey, Ltd., Series 1 (c)	1.13	05/29/49	97,069
55,000	Discover Financial Services	10.25	07/15/19	63,052
60,000	Duke Realty LP	7.38	02/15/15	61,949
50,000	ERP Operating LP	5.20	04/01/13	50,944
80,000	General Electric Capital Corp. (c)	0.56	09/15/14	70,802
16,000	General Electric Capital Corp.	5.63	05/01/18	15,950
100,000	General Electric Capital Corp. (c)	0.85	05/05/26	78,985
80,000	General Electric Capital Corp.	6.88	01/10/39	84,057
60,000	GMAC, Inc. (b)	7.25	03/02/11	58,350
30,000	Goldman Sachs Group, Inc.	6.15	04/01/18	31,610
58,000	Goldman Sachs Group, Inc.	7.50	02/15/19	66,444
20,000	Goldman Sachs Group, Inc., Series MTN (c)	0.91	07/22/15	18,640
140,000	JP Morgan Chase Capital XXI, Series U (c)	1.43	02/02/37	93,433
440,000	MBNA Capital, Series B (c)	1.28	02/01/27	274,091
50,000	Morgan Stanley	6.60	04/01/12	54,366
125,000	Morgan Stanley (c)	0.99	10/15/15	114,506
110,000	Nationsbank Capital Trust III (c)	1.06	01/15/27	69,704
175,000	Nationwide Mutual Insurance Co. (b)(c)	5.81	12/15/24	128,253
62,000	Raymond James Financial, Inc.	8.60	08/15/19	68,580
1,750,000	Rouse Co. LP (d)	3.63	03/15/09	1,498,437
60,000	Simon Property Group LP	5.38	06/01/11	61,854

See Notes to Financial Statements.	48	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$100,000	Wachovia Corp. (c)	0.83%	10/28/15	$89,973
100,000	WEA Finance, LLC (b)	7.50	06/02/14	107,876
55,000	Westfield Capital Corp. (b)	4.38	11/15/10	55,822
75,000	ZFS Finance USA Trust I (b)(c)	6.15	12/15/65	68,250

				3,802,112

Healthcare - 0.0%
65,000	HCA, Inc. (b)	8.50	04/15/19	68,250

Industrial - 0.2%
85,000	Bristow Group, Inc.	7.50	09/15/17	81,175
148,000	Mueller Industries, Inc.	6.00	11/01/14	134,310
155,000	Silgan Holdings, Inc. (b)	7.25	08/15/16	157,325

				372,810

Materials - 0.9%
1,000,000	Allegheny Ludlum Corp.	6.95	12/15/25	903,342
500,000	Mosaic Global Holdings, Inc.	7.30	01/15/28	501,323
60,000	Terra Capital, Inc., Series B	7.00	02/01/17	62,850
300,000	Westlake Chemical Corp.	6.63	01/15/16	283,500

				1,751,015

Telecommunication Services - 1.2%
25,000	Cellco Partnership/Verizon Wireless Capital LLC (b)	8.50	11/15/18	31,268
5,000	Centennial Cellular Operating Co./Centennial Communications Corp.	10.13	06/15/13	5,175
110,000	Centennial Communications Corp./Cellular Operating Co. LLC	8.13	02/01/14	112,200
695,000	Freeport-McMoRan Corp. (f)	9.50	06/01/31	791,590
1,000,000	Freeport-McMoRan Corp. (f)	6.13	03/15/34	797,865
500,000	MasTec, Inc.	7.63	02/01/17	472,500
50,000	Qwest Communications International, Inc.	7.25	02/15/11	50,938
60,000	Qwest Corp.	7.88	09/01/11	62,175

Principal	Security Description	Rate	Maturity	Value
$50,000	Sprint Nextel Corp. (c)	0.68%	06/28/10	$48,575
50,000	Time Warner Cable, Inc.	8.25	04/01/19	60,538

				2,432,824

Telecommunications - 0.3%
645,000	COX Communications, Inc.	4.63	01/15/10	650,927

Utilities - 0.3%
80,000	Edison Mission Energy	7.00	05/15/17	67,200
40,000	KCP&L Greater Missouri Operations Co. (f)	11.88	07/01/12	46,218
25,000	KCP&L Greater Missouri Operations Co.	8.27	11/15/21	24,970
100,000	Mirant Americas Generation LLC	9.13	05/01/31	84,000
85,000	Nisource Finance Corp.	10.75	03/15/16	100,054
55,000	NRG Energy, Inc.	7.25	02/01/14	54,175
50,000	PNM Resources, Inc.	9.25	05/15/15	50,750
100,000	Sabine Pass LNG LP	7.25	11/30/13	89,750
160,000	Southern Union Co. (c)	7.20	11/01/66	126,800
40,000	Texas-New Mexico Power Co. (b)	9.50	04/01/19	49,252

				693,169

Total Corporate Non-Convertible Bonds (Cost $18,692,014)				22,307,916

Foreign Bonds - 2.2%
1,250,000	AngloGold Ashanti Holdings Finance PLC (b)(f)	3.50	05/22/14	1,417,187
225,000	Cie Generale de Geophysique-Veritas	7.75	05/15/17	224,437
1,000,000	Goldcorp, Inc. (b)(f)	2.00	08/01/14	1,138,750
60,000	Placer Dome, Inc.	6.45	10/15/35	64,578
1,000,000	Tyco Electronics Group SA (f)	7.13	10/01/37	1,030,994
500,000	Woodside Finance Ltd. (b)	5.00	11/15/13	504,687

Total Foreign Bonds (Cost $3,601,951)				4,380,633

See Notes to Financial Statements.	49	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
U.S. Government and Agency Obligations - 9.5%
Agency - 2.5%
$2,500,000	FHLMC (f)	1.63%	04/26/11	$2,532,390
45,000	FNMA (c)	0.60	10/27/09	45,015
2,500,000	FNMA (f)	1.88	04/20/12	2,535,365

				5,112,770

Discount Note - 1.6%
3,345,000	FNMA Discount Note (e)	0.00	10/16/09	3,344,896

Interest-Only Bond - 0.0%
460,064	GNMA, Series 2007-78 SG (c)	6.29	12/20/37	38,754

U.S. Treasury Securities - 5.4%
5,000,000	U.S. Treasury Bill (f)	0.16	10/29/09	4,999,584
300,000	U.S. Treasury Bill	0.17	11/05/09	299,975
1,380,000	U.S. Treasury Bill	0.18	11/19/09	1,379,931
760,000	U.S. Treasury Bill	0.14	12/10/09	759,919
1,000,000	U.S. Treasury Bill (f)	0.08	12/24/09	999,778
2,500,000	U.S. Treasury Bill	0.25	04/08/10	2,497,875

				10,937,062

Total U.S. Government and Agency Obligations (Cost $19,371,855)				19,433,482

Total Fixed Income Securities (Cost $55,446,681)				63,886,357

Shares	Security Description			Value
Investment Companies - 8.7%
6,000	Central GoldTrust (a)			238,380
1,325	CurrencyShares Australian Dollar Trust			117,183
6,130	Energy Select Sector SPDR Fund			330,530
5,880	iPath MSCI India Index ETF (a)			346,508
11,315	iShares FTSE/Xinhua China 25 Index Fund			463,236
1,260	iShares Lehman 1-3 Year Treasury Bond Fund			105,853
1,215	iShares Barclays TIPS Bond Fund			124,999
15,240	iShares MSCI Brazil Index Fund			1,031,291
12,975	iShares MSCI Canada Index Fund			330,603
6,000	iShares MSCI EAFE Index Fund			328,200
190,095	iShares MSCI Emerging Markets			7,396,596
21,430	iShares MSCI Hong Kong Index Fund			332,594
7,405	iShares MSCI Mexico Investable Market Index Fund			323,450
7,185	iShares MSCI South Korea Index Fund			340,425
27,070	iShares MSCI Taiwan Index Fund			332,961

Shares	Security Description			Value
5,490	iShares Russell 2000 Index Fund			$330,663
57,730	iShares Silver Trust (a)			945,617
10,000	Market Vectors - Gold Miners ETF			452,900
38,155	SPDR Gold Trust (a)(f)			3,771,622

Total Investment Companies (Cost $16,743,335)				17,643,611

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 13.9%
Bankers Acceptance Note - 0.1%
$261,000	JP Morgan Chase Bank	0.98%	11/17/09	260,666

Commercial Paper (e) - 13.8%
365,000	Autozone, Inc.	0.60	11/20/09	364,696
1,000,000	Baltimore Gas & Electric	0.55	10/19/09	999,720
400,000	Baltimore Gas & Electric	0.54	10/23/09	399,868
279,000	Baltimore Gas & Electric	0.50	10/28/09	278,895
1,000,000	BMW US Capital LLC	0.30	10/22/09	999,825
215,000	BNP Paribas Finance, Inc.	0.25	11/23/09	214,921
400,000	Brown-Forman Corp.	0.41	12/23/09	399,622
1,100,000	Cadbury Schweppes Finance PLC	0.35	10/22/09	1,099,775
400,000	Cadbury Schweppes Finance PLC	0.35	10/23/09	399,914
250,000	Chrysler Finance Conduit Authority	1.15	10/15/09	249,888
1,000,000	Clorox Co.	0.30	10/05/09	999,967
350,000	Clorox Co.	0.30	10/19/09	349,948
1,000,000	Dow Chemical Co.	1.25	10/13/09	999,583
300,000	Dow Chemical Co.	1.15	10/14/09	299,875
250,000	Dow Chemical Co.	1.25	10/19/09	249,844
1,000,000	Elsevier Finance SA	0.40	10/01/09	1,000,000
500,000	Elsevier Finance SA	0.32	10/08/09	499,969
250,000	Equifax, Inc.	0.45	10/29/09	249,913
125,000	FCAR Owner Trust I	0.95	10/01/09	125,000
1,200,000	FCAR Owner Trust I	0.55	10/05/09	1,199,927
300,000	FCAR Owner Trust II	0.75	11/02/09	299,800

See Notes to Financial Statements.	50	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
$200,000	Harley-Davidson Funding Corp.	1.63%	10/02/09	$199,991
100,000	Harley-Davidson Funding Corp.	1.60	10/06/09	99,978
500,000	Harley-Davidson Funding Corp.	0.70	10/13/09	499,883
650,000	Harley-Davidson Funding Corp.	1.20	10/21/09	649,567
500,000	Kraft Foods, Inc.	0.40	11/16/09	499,744
1,000,000	Kraft Foods, Inc.	0.40	11/17/09	999,478
1,200,000	Michigan Gas	0.75	10/13/09	1,199,700
400,000	Michigan Gas	0.70	10/19/09	399,860
1,500,000	Public Service Co. of North Carolina, Inc.	0.31	10/15/09	1,499,819
1,500,000	Rio Tinto	0.40	10/05/09	1,499,933
1,000,000	Safeway, Inc.	0.35	10/26/09	999,757
750,000	Sunoco, Inc.	0.90	10/06/09	749,906
500,000	Sunoco, Inc.	0.85	10/21/09	499,764
1,250,000	Time Warner Cable, Inc.	0.40	10/08/09	1,249,903
325,000	Time Warner Cable, Inc.	0.42	11/16/09	324,826
1,500,000	Viacom, Inc.	0.50	10/02/09	1,499,979
1,500,000	Vulcan Materials Co.	0.35	10/07/09	1,499,913
1,000,000	WellPoint, Inc.	0.60	10/05/09	999,933
1,000,000	Xcel Energy, Inc.	0.40	10/05/09	999,956

Total Commercial Paper				28,052,840

Total Short-Term Investments (Cost $28,313,506)				28,313,506

Contracts	Security Description	Strike Price	Expiration Date	Value
Purchased Options - 0.9%
Call Options Purchased - 0.1%
38	Alexion Pharmaceuticals, Inc.	$40.00	01/10	24,700
20	Monsanto Co.	90.00	04/10	6,200
2	S&P 500 Index	2000.00	12/09	10
45	SPDR Gold Trust	150.00	01/09	14,310
275	SPDR Gold Trust	120.00	01/09	173,250

Contracts	Security Description	Strike Price	Expiration Date	Value
76	United Therapeutics Corp.	$50.00	01/09	$26,600

Total Call Options Purchased (Premiums Paid $308,464)				245,070

Put Options Purchased - 0.8%
113	Alliance Data Systems Corp.	50.00	12/09	18,927
50	Amazon.com, Inc.	75.00	10/09	800
95	AnnTaylor Stores Corp.	12.50	03/10	11,400
20	Apollo Group, Inc.	65.00	01/10	6,800
5	Apollo Group, Inc.	70.00	05/10	3,950
75	Avis Budget Group, Inc.	12.50	02/10	15,750
227	Barclays PLC	20.00	12/09	18,160
220	Brunswick Corp.	10.00	03/10	34,100
75	Capital One Financial Corp.	30.00	12/09	11,550
50	CH Robinson Worldwide, Inc.	50.00	11/09	3,500
95	Coldwater Creek, Inc.	7.50	04/10	14,250
36	Collective Brands, Inc.	17.50	12/09	6,480
4	Collective Brands, Inc.	17.50	01/10	860
38	Deutsche Bank AG	70.00	01/10	19,760
20	Dillard’s, Inc.	10.00	01/10	1,000
50	Dillard’s, Inc.	12.50	01/10	5,875
95	Dillard’s, Inc.	12.50	02/10	13,300
95	FTI Consulting	40.00	12/09	19,475
5	Google, Inc.	430.00	01/10	4,600
75	Governor & Co. of the Bank of Ireland	15.00	04/10	18,375
190	Green Mountain Coffee Roasters, Inc.	65.00	10/09	15,010
25	iShares FTSE/Xinhua China 25 Index Fund	38.00	01/10	5,000
189	iShares FTSE/Xinhua China 25 Index Fund	40.00	02/10	68,040
631	iShares Russell 2000 Index Fund	60.00	01/10	165,953
150	iShares Russell 2000 Index Fund	56.00	02/10	43,500
40	iShares Russell 2000 Index Fund	58.00	03/10	17,500
325	iShares Russell 2000 Index Fund	54.00	03/10	102,375

See Notes to Financial Statements.	51	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Contracts	Security Description	Strike Price	Expiration Date	Value
5	ITT Educational Services, Inc.	$95.00	01/10	$1,950
75	J Crew Group, Inc.	27.50	03/10	16,313
60	Jo-Ann Stores, Inc.	25.00	01/10	10,200
149	Las Vegas Sands Corp.	18.00	10/09	28,459
75	Lululemon Athletica, Inc.	20.00	03/10	18,937
75	Mechel	15.00	04/10	18,375
75	MGM Mirage	12.00	03/10	20,437
38	Polaris Industries, Inc.	40.00	03/10	20,140
1,262	Powershares QQQ	42.00	10/09	93,388
70	Powershares QQQ	38.00	01/10	6,790
1,389	Powershares QQQ	37.00	03/10	170,847
75	Powershares QQQ	40.00	03/10	14,850
25	Priceline.com, Inc.	105.00	10/09	313
25	Research In Motion Ltd.	70.00	03/10	25,250
75	Royal Caribbean Cruises Ltd.	15.00	12/09	2,438
100	Royal Caribbean Cruises Ltd.	22.50	01/10	25,000
50	Royal Caribbean Cruises Ltd.	17.50	01/10	4,500
50	Royal Caribbean Cruises Ltd.	15.00	01/10	2,500
100	Royal Caribbean Cruises Ltd.	17.50	03/10	14,750
72	Royal Caribbean Cruises Ltd.	20.00	03/10	16,020
63	Russell 2000 Index	60.00	11/09	16,569
75	Seagate Technology	15.00	03/10	16,125
113	Signature Bank/New York NY	30.00	12/09	28,815
63	Signet Jeweler	25.00	01/10	14,805
100	SPDR S&P Retail ETF	29.00	01/10	9,500
150	SPDR S&P Retail ETF	30.00	03/10	26,250

Contracts	Security Description	Strike Price	Expiration Date	Value
30	SPDR S&P Retail ETF	$32.00	03/10	$7,050
1,110	SPDR Trust Series 1	100.00	10/09	61,050
505	SPDR Trust Series 1	80.00	12/09	19,695
631	SPDR Trust Series 1	90.00	03/10	169,108
95	Talbots, Inc.	7.50	02/10	11,875
75	Tempur-Pedic International, Inc.	15.00	03/10	11,813
193	Trustmark Corp.	20.00	11/09	35,705
75	Valassis Communications, Inc.	15.00	03/10	15,000
38	Valmont Industries, Inc.	80.00	12/09	15,960
150	Wells Fargo & Co	26.00	04/10	42,750
154	Westamerica BanCorp	50.00	10/09	11,550

Total Put Options Purchased (Premiums Paid $2,070,928)				1,671,367

Total Purchased Options (Premiums Paid $2,379,392)				1,916,437

Total Long Positions - 76.3% (Cost $141,911,819)				$155,442,089
Total Short Positions - (11.4)% (Cost $(22,371,068))				(23,266,272)
Total Written Options - 0.0% (Premiums Received $(106,304))				(93,993)
Other Assets & Liabilities, Net 35.1%				71,529,963

Net Assets - 100.00%				$203,611,787

See Notes to Financial Statements.	52	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Shares	Security Description	Value
Short Positions - (11.4)%
Common Stock - (7.5)%
Consumer Discretionary - (3.5) %
(15,759)	AnnTaylor Stores Corp.	$(250,410)
(4,800)	Apollo Group, Inc., Class A	(353,616)
(6,000)	Asbury Automotive Group, Inc.	(76,080)
(7,000)	AutoNation, Inc.	(126,560)
(31,524)	Brunswick Corp.	(377,658)
(7,863)	CEC Entertainment, Inc.	(203,337)
(19,552)	Chico’s FAS, Inc.	(254,176)
(6,307)	Childrens Place Retail Stores, Inc.	(188,958)
(16,000)	Collective Brands, Inc. (i)	(277,280)
(7,274)	Conn’s, Inc.	(82,123)
(50,700)	Dillard’s, Inc., Class A (i)	(714,870)
(11,400)	DineEquity, Inc.	(282,150)
(14,000)	Isle of Capri Casinos, Inc.	(165,060)
(12,615)	Jack in the Box, Inc.	(258,481)
(5,000)	Jo-Ann Stores, Inc. (i)	(134,150)
(14,197)	Jones Apparel Group, Inc.	(254,552)
(9,517)	La-Z-Boy, Inc.	(82,322)
(8,834)	Life Time Fitness, Inc.	(247,794)
(315)	NVR, Inc.	(200,772)
(3,636)	Polaris Industries, Inc.	(148,276)
(145,000)	RITE AID Corp.	(237,800)
(23,699)	Royal Caribbean Cruises, Ltd. (i)	(570,672)
(5,000)	Sonic Automotive, Inc., Class A	(52,500)
(20,498)	Stein Mart, Inc.	(260,530)
(17,354)	Talbots, Inc.	(160,177)
(15,784)	Tempur-Pedic International, Inc.	(298,949)
(18,000)	Tenneco, Inc.	(234,720)
(24,456)	TRW Automotive Holdings Corp.	(409,638)
(3,000)	Wynn Resorts Ltd.	(212,670)

		(7,116,281)

Consumer Staples - (1.3)%
(3,788)	Alliance Data Systems Corp.	(231,371)
(4,000)	American Greetings Corp., Class A	(89,200)
(14,822)	Avis Budget Group, Inc.	(198,022)
(10,500)	Career Education Corp.	(255,990)
(23,900)	Corinthian Colleges, Inc.	(443,584)
(3,174)	Dollar Thrifty	(78,049)
(26,400)	Hertz Global Holdings, Inc.	(285,912)
(3,900)	ITT Educational Services, Inc.	(430,599)
(7,500)	Korn/Ferry International	(109,425)
(9,438)	Moody’s Corp.	(193,101)
(11,037)	Omnicare, Inc.	(248,553)
(4,000)	Ritchie Bros Auctioneers, Inc.	(98,160)

		(2,661,966)

Financial - (1.2)%
(8,199)	Capital One Financial Corp.	(292,950)
(2,611)	Deutsche Bank AG	(200,447)
(11,668)	Genworth Financial, Inc.	(139,433)

Shares	Security Description	Value
(7,460)	Governor & Co. of the Bank of Ireland, ADR	$(146,962)
(3,154)	M&T Bank Corp.	(196,557)
(3,154)	Park National Corp.	(184,004)
(9,461)	Signature Bank/New York NY	(274,369)
(6,306)	Travelers Cos., Inc.	(310,445)
(14,500)	Wells Fargo & Co.	(408,610)
(11,034)	World Acceptance Corp.	(278,167)

		(2,431,944)

Industrial - (0.6)%
(6,310)	Canadian Pacific Railway Ltd.	(294,992)
(6,938)	Caterpillar, Inc.	(356,128)
(5,597)	Lindsay Corp.	(220,410)
(3,782)	Valmont Industries, Inc.	(322,151)
(5,000)	Werner Enterprises, Inc.	(93,150)

		(1,286,831)

Information Technology - (0.3)%
(12,630)	Adobe Systems, Inc.	(417,295)
(9,456)	Palm, Inc.	(164,818)
(7,460)	Seagate Technology	(113,466)

		(695,579)

Materials - (0.4)%
(10,091)	Mechel, ADR	(181,436)
(3,154)	Potash Corp. of Saskatchewan, Inc.	(284,932)
(7,569)	Southern Copper Corp.	(232,293)

		(698,661)

Telecommunication Services - (0.1)%
(1,500)	priceline.com, Inc.	(248,730)

Utilities - (0.1)%
(3,138)	Exelon Corp.	(155,708)

Total Common Stock (Cost $(14,742,449))		(15,295,700)

Investment Companies - (0.5)%
(6,307)	iShares Dow Jones U.S. Real Estate Index Fund	(269,056)
(20,593)	SPDR KBW Regional Banking ETF	(439,043)
(10,000)	SPDR S&P Retail ETF	(341,300)

Total Investment Companies (Cost $ (1,025,434))		(1,049,399)

See Notes to Financial Statements.	53	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - (1.1)%
$(500,000)	Boyd Gaming Corp.	7.75%	12/15/12	$(501,250)
(1,000,000)	Hertz Corp.	10.50	01/01/16	(1,045,000)
(750,000)	Royal Caribbean Cruises Ltd.	7.00	06/15/13	(718,125)

Total Corporate Non-Convertible Bonds (Cost $(2,106,033))				(2,264,375)

U.S. Treasury Securities - (2.3)%
(4,500,000)	U.S. Treasury Bond	4.25	05/15/39	(4,656,798)

Total U.S. Treasury Securities (Cost $(4,497,152))				(4,656,798)

Total Short Positions (Cost $(22,371,068))				(23,266,272)

See Notes to Financial Statements.	54	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN

SEPTEMBER 30, 2009

Contracts	Security Description	Strike Price	Expiration Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(216)	S&P 500 Index	$1,175.00	10/09	$(2,160)
(51)	S&P 500 Index	1,190.00	10/09	(255)
(278)	S&P 500 Index	1,200.00	10/09	(1,390)

Total Call Options Written (Premiums Received $(5,804))				(3,805)

Put Options Written - (0.0)%
(36)	Collective Brands, Inc.	12.50	12/09	(1,080)
(4)	Collective Brands, Inc.	12.50	01/10	(170)
(20)	Dillard’s, Inc.	5.00	01/10	(190)
(50)	Dillard’s, Inc.	7.50	01/10	(750)
(60)	Jo-Ann Stores, Inc.	20.00	01/10	(2,850)
(75)	Royal Caribbean Cruises Ltd.	10.00	12/09	(562)
(50)	Royal Caribbean Cruises Ltd.	10.00	01/10	(625)
(50)	Royal Caribbean Cruises Ltd.	12.50	01/10	(1,250)
(100)	Royal Caribbean Cruises Ltd.	15.00	01/10	(5,000)
(100)	Royal Caribbean Cruises Ltd.	12.50	03/10	(5,000)
(72)	Royal Caribbean Cruises Ltd.	15.00	03/10	(6,480)
(33)	S&P 500 Index	900.00	10/09	(3,300)
(126)	S&P 500 Index	925.00	10/09	(15,751)
(224)	S&P 500 Index	950.00	10/09	(43,680)
(14)	S&P 500 Index	960.00	10/09	(3,500)

Total Put Options Written (Premiums Received $(100,500))				(90,188)

Total Written Options (Premiums Received $(106,304))				(93,993)

See Notes to Financial Statements.	55	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

ADR American Depositary Receipt

ETF Exchange Traded Fund

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

MTN Medium Term Note

PLC Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,378,628 or 2.6% of net assets.
(c)	Variable rate security.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Zero coupon bond. Interest rate presented is yield to maturity.
(f)	All or a portion of this security is held as collateral for securities sold short.
(g)	Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at period end.
(h)	Affiliated Company.
(i)	Subject to put option written by the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.

Transactions during the period with companies which were affiliates are as follows:

Name of Issuer	Shares Held as of Beginning of Period	Gross Additions	Shares Held at End of Period	Value September 30, 2009	Investment Income
Primary Energy Recycling, Inc.	1,583,200	$685,451	1,916,534	$1,790,066	$391,897

A summary of outstanding credit default swap agreements held by the Fund at September 30, 2009, is as follows:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Pays (Receives) Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	Arrow Electronics, 6.75%, 06/01/18	Buy	1.00%	12/20/14	$5,000,000	$(64,555)
Barclays	Black and Decker Corp., 5.75%, 11/15/16	Buy	1.00%	09/20/14	10,000,000	(173,943)
Barclays	Belgium Government Bonds, 5.75%, 09/28/10	Buy	0.71%	09/20/14	5,000,000	(95,180)
Royal Bank of Scotland	Belgium Government Bonds, 5.75%, 09/28/10	Buy	0.65%	09/20/14	5,000,000	(80,959)
Barclays	Con-Way, Inc., 8.75%, 05/01/10	Buy	(1.00)%	12/20/14	5,000,000	21,386
Royal Bank of Scotland	Eastman Chemical Company, 7.60%, 02/01/27	Buy	1.00%	12/20/14	5,000,000	(96,851)
Barclays	News America, Inc., 7.25%, 05/18/18	Buy	1.00%	12/20/14	5,000,000	(83,922)
Barclays	Omnicom Group, Inc., 5.90%, 04/15/16	Buy	1.00%	12/20/14	5,000,000	(8,823)
Barclays	Ryder Systems, Inc., 6.95%, 12/01/25	Buy	(1.00)%	09/20/14	10,000,000	(487,126)

						$(1,069,973)

See Notes to Financial Statements.	56	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

At September 30, 2009, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Depreciation
(150)	S&P 500 Emini	12/31/09	$(7,897,500)	$(242,625)

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$17,250,488
Gross Unrealized Depreciation	(4,603,111)

Net Unrealized Appreciation (Depreciation)	$12,647,377

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2—Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stock
Consumer Discretionary	$4,748,787	$-	$-	$4,748,787
Consumer Staples	5,292,991	-	-	5,292,991
Energy	5,631,408	-	-	5,631,408
Financial	7,195,685	-	-	7,195,685
Healthcare	774,395	-	-	774,395
Industrial	1,843,567	-	-	1,843,567
Information Technology	4,965,050	-	-	4,965,050
Materials	4,079,144	-	-	4,079,144
Telecommunication Services	7,998,830	-	-	7,998,830
Preferred Stock
Consumer Staples	189,525	-	-	189,525
Energy	834,340	-	-	834,340
Financials	128,456	-	-	128,456
Asset Backed Obligations	-	9,526,138	-	9,526,138
Corporate Convertible Bonds	-	8,238,188	-	8,238,188
Corporate Non-Convertible Bonds	-	22,307,916	-	22,307,916
Foreign Bonds	-	4,380,633	-	4,380,633
U.S. Government and Agency Obligations	-	19,433,482	-	19,433,482
Investment Companies	17,643,611	-	-	17,643,611
Bankers Acceptance Note	-	260,666	-	260,666
Commercial Paper	-	28,052,840	-	28,052,840
Purchased Options	1,916,437	-	-	1,916,437

Total Investments at Value	63,242,226	92,199,863	-	155,442,089
Other Financial Instruments **:
Credit Default Swaps	-	21,386	-	21,386

Total Assets	$63,242,226	$92,221,249	$-	$155,463,475

See Notes to Financial Statements.	57	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(15,295,700)	$-	$-	$(15,295,700)
Investment Companies	(1,049,399)	-	-	(1,049,399)
Corporate Non-Convertible Bonds	-	(2,264,375)	-	(2,264,375)
U.S. Treasury Securities	-	(4,656,798)	-	(4,656,798)

Total Securities Sold Short	(16,345,099)	(6,921,173)	-	(23,266,272)
Other Financial Instruments **:
Credit Default Swaps	-	(1,091,359)	-	(1,091,359)
Futures	(242,625)	-	-	(242,625)
Written Options	(93,993)	-	-	(93,993)

Total Liabilities	$(16,681,717)	$(8,012,532)	$-	$(24,694,249)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Total
Balance as of 03/31/09	$3,171,026	$271,400	$3,442,426
Accrued Accretion/(Amortization)	(96,271)	-	(96,271)
Realized Gain (Loss)	(50,573)	-	(50,573)
Change in Unrealized Appreciation/(Depreciation)	(208,305)	-	(208,305)
Net Purchase / (Sales)	(2,332,127)	-	(2,332,127)
Transfers In/(Out)	(483,750)	(271,400)	(755,150)

Balance as of 09/30/09	$-	$-	$-

See Notes to Financial Statements.	58	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

PORTFOLIO HOLDINGS SUMMARY

SEPTEMBER 30, 2009

Portfolio Breakdown (% of Net Assets)
Long Positions
Equity Securities	37.4%
Asset Backed Obligations	8.8%
Corporate Convertible Bonds	20.1%
Corporate Non-Convertible Bonds	5.0%
Foreign Bonds	0.0%
Syndicated Loans	0.2%
U.S. Government and Agency Obligations	8.3%
Rights	0.0%
Investment Companies	6.9%
Short-Term Investments	0.4%
Options	1.5%
Short Positions
Equity Securities	–20.6%
Investment Companies	–3.4%
Options	–0.2%
Other Assets less Liabilities*	35.6%	*
	100.0%

*	Consists of deposits with the custodian and/or brokers for securities sold short, cash, foreign currency, prepaid expenses, receivables, payables, and accrued liabilities. Deposits with the custodian for securities sold short represents 25.1% of net assets. See Note 2.

	(% of Equity Holdings)
Sector Breakdown	Long	Short
Consumer Discretionary	10.3%	12.3%
Consumer Staples	18.7%	12.6%
Energy	6.1%	6.6%
Financials	18.9%	10.4%
Health Care	7.9%	16.6%
Industrials	11.3%	14.2%
Information Technology	8.1%	12.0%
Materials	3.6%	4.1%
Telecommunications	13.7%	9.1%
Utilities	1.4%	2.1%
	100.0%	100.0%

See Notes to Financial Statements.	59	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

PORTFOLIO HOLDINGS SUMMARY

SEPTEMBER 30, 2009

Portfolio Breakdown (% of Net Assets)
Long Positions
Equity Securities	21.4%
Asset Backed Obligations	4.7%
Corporate Convertible Bonds	4.0%
Corporate Non-Convertible Bonds	11.0%
Foreign Bonds	2.2%
U.S. Government and Agency Obligations	9.5%
Investment Companies	8.7%
Short-Term Investments	13.9%
Options	0.9%
Short Positions
Equity Securities	–7.5%
Investment Companies	–0.5%
Corporate Non-Convertible Bonds	–1.1%
U.S. Treasury Securities	–2.3%
Options	0.0%
Other Assets less Liabilities*	35.1%	*
	100.0%

*	Consists of deposits with the custodian and/or brokers for securities sold short, cash, foreign currency, prepaid expenses, receivables, payables, and accrued liabilities. Deposits with the custodian for securities sold short represents 10.7% of net assets. See Note 2.

	(% of Equity Holdings)
Sector Breakdown	Long	Short
Consumer Discretionary	10.9%	46.5%
Consumer Staples	12.5%	17.4%
Energy	14.8%	0.0%
Financials	16.8%	15.9%
Health Care	1.8%	0.0%
Industrials	4.2%	8.4%
Information Technology	11.4%	4.6%
Materials	9.3%	4.6%
Telecommunications	18.3%	1.6%
Utilities	0.0%	1.0%
	100.0%	100.0%

See Notes to Financial Statements.	60	ABSOLUTE FUNDS

ABSOLUTE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009

	ABSOLUTE STRATEGIES FUND	ABSOLUTE OPPORTUNITIES FUND
ASSETS
Total investments, at value (Cost $1,035,948,050 and $137,447,367, respectively)	$1,139,569,532	$153,652,023
Total investments in affiliates, at value (Cost $0 and $4,464,452, respectively)	-	1,790,066

Total Investments	$1,139,569,532	$155,442,089
Deposits with brokers	323,297,283	21,694,068
Cash	123,884,794	50,551,456
Foreign currency (Cost $40,758 and $455,196, respectively)	41,281	495,079
Receivables:
Fund shares sold	18,467,771	1,411,366
Investment securities sold	16,156,979	7,170,180
Interest and dividends	5,329,076	717,302
Variation margin	277,594	13,125
Other	58,854	-
Swap premiums paid	-	810,558
Unrealized gain on swap agreements	57,664	21,386
Prepaid expenses	95,827	25,439
Deferred offering costs	-	5,324

Total Assets	1,627,236,655	238,357,372

LIABILITIES
Swap premiums received	3,324,544	149,437
Unrealized loss on swap agreements	-	1,091,359
Payables:
Securities sold short, at value (Cost $297,335,054 and $22,371,068, respectively)	308,580,605	23,266,272
Call options written, at value (Premiums received $964,812 and $5,804, respectively)	1,016,457	3,805
Put options written, at value (Premiums received $2,506,367 and $100,500, respectively)	1,502,036	90,188
Investment securities purchased	23,526,634	9,539,379
Fund shares redeemed	761,885	112,008
Dividends on securities sold short	379,950	128,659
Variation margin	23,960	-
Other	25,440	-
Accrued liabilities:
Investment adviser fees	1,604,716	346,509
Trustees’ fees and expenses	2	124
Fund service fees	92,771	1,484
Professional fees	5,628	15,537
Other expenses	217,929	824

Total Liabilities	341,062,557	34,745,585

NET ASSETS	$1,286,174,098	$203,611,787

See Notes to Financial Statements.	61	ABSOLUTE FUNDS

ABSOLUTE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2009

	ABSOLUTE STRATEGIES FUND	ABSOLUTE OPPORTUNITIES FUND

COMPONENTS OF NET ASSETS
Paid-in capital	$1,298,977,963	$183,006,647
Accumulated undistributed (distributions in excess of) net investment income	4,820,737	(195,003)
Accumulated net realized gain (loss)	(105,831,911)	9,425,472
Net unrealized appreciation	88,207,309	11,374,671

NET ASSETS	$1,286,174,098	$203,611,787

SHARES OF BENEFICIAL INTEREST AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	119,024,732	16,488,702
R Shares	5,330,906	-

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $1,230,916,939 and $203,611,787, respectively)	$10.34	$12.35

R Shares (based on net assets of $55,257,159 and $0, respectively)	$10.37	$-

See Notes to Financial Statements.	62	ABSOLUTE FUNDS

ABSOLUTE FUNDS

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2009

	ABSOLUTE STRATEGIES FUND	ABSOLUTE OPPORTUNITIES FUND
INVESTMENT INCOME
Interest income	$14,208,356	$1,446,724
Dividend income (net foreign withholding taxes of $32,488 and $24,342, respectively)	5,005,858	122,379
Dividend income from affiliated investment	-	391,897

Total Investment Income	19,214,214	1,961,000

EXPENSES
Investment adviser fees	8,224,004	1,709,632
Investment adviser expense reimbursements recouped	30,405	-
Fund service fees (Note 3)	585,013	96,611
Distribution fees:
R Shares	48,671	-
C Shares	39,468	-
Custodian fees	119,986	83,552
Registration fees	54,822	10,694
Professional fees	142,217	59,449
Trustees’ fees and expenses	21,502	2,271
Compliance services fees	51,278	18,827
Offering costs	-	31,220
Dividend expenses on securities sold short	1,512,611	90,887
Miscellaneous expenses	129,593	19,135

Total Expenses	10,959,570	2,122,278
Fees waived and expenses reimbursed	(13,446)	(197,421)

Net Expenses	10,946,124	1,924,857

NET INVESTMENT INCOME	8,268,090	36,143

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	652,784	8,744,164
Foreign currency transactions	(8,796)	93,542
Futures	(15,445,182)	(613,875)
Securities sold short	(9,077,648)	(471,727)
Written options	3,167,341	369,722

Net realized gain (loss) on investments and foreign currency	(20,711,501)	8,121,826

Net unrealized gain (loss) on:
Investments in unaffiliated issuers	270,044,801	13,652,150
Investments in affiliated issuers	-	(2,423,932)
Foreign currency translations	(2,935)	40,969
Futures	(4,217,106)	(242,625)
Securities sold short	(88,719,565)	(841,598)
Written options	845,560	12,656
Swaps	57,664	(1,069,973)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	178,008,419	9,127,647

NET REALIZED AND UNREALIZED GAIN	157,296,918	17,249,473

INCREASE IN NET ASSETS FROM OPERATIONS	$165,565,008	$17,285,616

See Notes to Financial Statements.	63	ABSOLUTE FUNDS

ABSOLUTE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ABSOLUTE STRATEGIES FUND		ABSOLUTE OPPORTUNITIES FUND
		Shares		Shares
NET ASSETS MARCH 31, 2008	$906,920,281		$-

OPERATIONS
Net investment income	6,758,808		186,205
Net realized gain (loss) on investments and foreign currency	(35,999,035)		1,196,185
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(93,050,780)		2,247,024

Increase (Decrease) in Net Assets Resulting from Operations	(122,291,007)		3,629,414

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(6,732,508)		(98,321)
R Shares	(115,063)		-
C Shares	-		-
Net realized gain on investments sold:
Institutional Shares	(29,397,640)		(20,274)
R Shares	(1,115,291)		-
C Shares	(512,716)		-

Total Distributions to Shareholders	(37,873,218)		(118,595)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	589,125,377	74,259,846	79,687,409	7,890,506
R Shares	16,473,925	1,084,973	-	-
C Shares	6,206,368	737,152	-	-
Reinvestment of distributions:
Institutional Shares	28,504,546	449,364	114,961	11,317
R Shares	1,066,505	20,301	-	-
C Shares	465,989	3,100	-	-
Redemption of shares:
Institutional Shares	(535,714,373)	(11,780,484)	(6,068,596)	(592,227)
R Shares	(16,502,712)	(1,506,233)	-	-
C Shares	(11,161,364)	(280,129)	-	-

Increase from Capital Share Transactions	78,464,261	62,987,890	73,733,774	7,309,596

Increase (Decrease) in Net Assets	(81,699,964)		77,244,593

NET ASSETS MARCH 31, 2009 (Including line (a))	$825,220,317		$77,244,593

See Notes to Financial Statements.	64	ABSOLUTE FUNDS

ABSOLUTE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	ABSOLUTE STRATEGIES FUND		ABSOLUTE OPPORTUNITIES FUND
		Shares		Shares

OPERATIONS
Net investment income	$8,268,090		$36,143
Net realized gain (loss) on investments and foreign currency	(20,711,501)		8,121,826
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	178,008,419		9,127,647

Increase in Net Assets Resulting from Operations	165,565,008		17,285,616

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(6,112,744)		(214,299)
R Shares	(162,199)		-
C Shares	(3,051)		-

Total Distributions to Shareholders	(6,277,994)		(214,299)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	427,036,286	43,354,465	117,883,010	9,911,782
R Shares	17,421,676	1,768,681	-	-
C Shares	1,766,676	189,776	-	-
Contributions from share reclassification:
R Shares (Note 1)	11,850,969	1,181,552	-	-
Reinvestment of distributions:
Institutional Shares	4,850,849	501,121	209,063	17,930
R Shares	135,051	13,908	-	-
C Shares	2,713	282	-	-
Redemption of shares:
Institutional Shares	(139,723,646)	(14,362,528)	(8,796,196)	(750,606)
R Shares	(7,542,727)	(763,797)	-	-
C Shares	(2,280,111)	(241,645)	-	-
Redemptions from share reclassification:
C Shares (Note 1)	(11,850,969)	(1,192,466)	-	-

Increase from Capital Share Transactions	301,666,767	30,449,349	109,295,877	9,179,106

Increase in Net Assets	460,953,781		126,367,194

NET ASSETS SEPTEMBER 30, 2009 (Including line (b))	$1,286,174,098		$203,611,787

(a) Undistributed net investment income March 31, 2009	$2,830,641		$(16,847)

(b) Undistributed net investment income September 30, 2009	$4,820,737		$(195,003)

See Notes to Financial Statements.	65	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended September 30, 2009		For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	July 11, 2005 (a) through March 31, 2006
INSTITUTIONAL SHARES (b)
NET ASSET VALUE, Beginning of Period	$8.79		$10.52	$10.62	$10.29	$10.00

INVESTMENT OPERATIONS
Net investment income (c)	0.08		0.08	0.16	0.26	0.14
Net realized and unrealized gain (loss)	1.53		(1.38)	(0.11)	0.29	0.22

Total from Investment Operations	1.61		(1.30)	0.05	0.55	0.36

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.06)		(0.08)	(0.15)	(0.22)	(0.07)
Net realized investment gains	-		(0.35)	-	- (d)	-	(d)

Total Distributions to Shareholders	(0.06)		(0.43)	(0.15)	(0.22)	(0.07)

REDEMPTION FEES (c)	-		-	-	- (d)	-	(d)

NET ASSET VALUE, End of Period	$10.34		$8.79	$10.52	$10.62	$10.29

TOTAL RETURN	18.50	%(e)	(12.41)%	0.41%	5.38%	3.60	%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$1,230,917		$786,766	$856,441	$196,602	$66,888
Ratios to Average Net Assets:
Net investment income	1.65	%(g)	0.78%	1.50%	2.46%	1.91	%(g)

Net expense (j)	1.80	%(g)	1.81%	1.88%	1.95%	1.95	%(g)

Dividend expense	0.30	%(g)	0.50%	0.50%	0.43%	0.38	%(g)
Gross Expense (h)	2.10	%(g)	2.31%	2.38%	2.44%	2.59	%(g)

PORTFOLIO TURNOVER RATE	64	%(e)	133%	553%	424%	405	%(e)(i)

See Notes to Financial Statements.	66	ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended September 30, 2009		For the Year Ended March 31, 2009	For the Year Ended March 31, 2008		For the Year Ended March 31, 2007		July 11, 2005 (a) through March 31, 2006
R SHARES
NET ASSET VALUE, Beginning of Period	$8.82		$10.55	$10.63		$10.28		$10.00

INVESTMENT OPERATIONS
Net investment income (c)	0.08		0.04	0.13		0.22		0.10
Net realized and unrealized gain (loss)	1.52		(1.39)	(0.13)		0.30		0.22

Total from Investment Operations	1.60		(1.35)	0.00		0.52		0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.05)		(0.03)	(0.08)		(0.17)		(0.04)
Net realized investment gains	-		(0.35)	-		-	(d)	-	(d)

Total Distributions to Shareholders	(0.05)		(0.38)	(0.08)		(0.17)		(0.04)

REDEMPTION FEES (c)	-		-	-		-	(d)	-	(d)

NET ASSET VALUE, End of Period	$10.37		$8.82	$10.55		$10.63		$10.28

TOTAL RETURN	18.14	%(e)	(12.73)%	0.01	%(f)	5.12	%(f)	3.24	%(e)(f)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$55,257		$27,600	$32,106		$36,613		$42,755
Ratios to Average Net Assets:
Net investment income	1.63	%(g)	0.37%	1.17%		2.07%		1.42	%(g)

Net expense (j)	2.32	%(g)	2.23%	2.25%		2.25%		2.24	%(g)

Dividend expense	0.30	%(g)	0.50%	0.48%		0.41%		0.35	%(g)
Gross Expense (h)	2.62	%(g)	2.73%	2.76%		2.78%		3.07	%(g)

PORTFOLIO TURNOVER RATE	64	%(e)	133%	553%		424%		1405	%(e)(i)

(a)	Commencement of operations.
(b)	Effective July 31, 2009, C shares were reclassified as R Shares. For the period April 1, 2009 through July 31, 2009, total return for the C Shares was 14.02%. For the aforementioned period, the annualized gross expense and net expense ratios were 3.60% and 3.30%, respectively.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Total return excludes the effect of the applicable sales load.
(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(i)	As revised, to reflect a computational error. Such amount was previously reported as 95%.
(j)	Excludes dividend expense.

See Notes to Financial Statements.	67	ABSOLUTE FUNDS

ABSOLUTE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended September 30, 2009		October 21, 2008 (a) through March 31, 2009
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.57		$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	-	(c)	0.04
Net realized and unrealized gain	1.80		0.55

Total from Investment Operations	1.80		0.59

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)		(0.02)
Net realized investment gains	-		-	(c)

Total Distributions to Shareholders	(0.02)		(0.02)

NET ASSET VALUE, End of Period	$12.35		$10.57

TOTAL RETURN	17.04	%(d)	5.95	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$203,612		$77,245
Ratios to Average Net Assets:
Net investment income	0.06	%(e)	0.84	%(e)

Net expense (g)	2.95	%(e)	2.95	%(e)

Dividend expense	0.15	%(e)	0.05	%(e)
Gross Expense (f)	3.41	%(e)	3.82	%(e)

PORTFOLIO TURNOVER RATE	377	%(d)	281	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Excludes dividend expense.

See Notes to Financial Statements.	68	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 1.  Organization

The Absolute Strategies Fund and Absolute Opportunities Fund (individually, a “Fund” and, collectively the “Funds”) are non-diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of September 30, 2009, the Trust had twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Absolute Strategies Fund currently offers two classes of shares: Institutional Shares and R Shares. Institutional and R Shares commenced operations on July 11, 2005. The Absolute Strategies Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices. The Absolute Opportunities Fund currently offers Institutional Shares. The Absolute Opportunities Fund commenced operations on October 21, 2008. The Absolute Opportunities Fund seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility than traditional equity market indices.

With respect to the Absolute Strategies Fund, on June 24, 2009, the Trust’s Board of Trustees (the “Board”) approved the conversion of the outstanding shares of the Absolute Strategies Fund’s C Shares, in a tax-free exchange into shares of the Fund’s R Shares and the closure of the C Shares to new investments. On July 31, 2009, each shareholder of the C Shares received R Shares in a dollar amount equal to their investment in the C Shares as of that date.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation – Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which there were no sales reported that day are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Shares of open-end mutual funds are valued at net asset value (“NAV”). Futures

69	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Funds value their investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Funds have a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2009, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Each Fund estimates components of distribution from real estate investment trusts (REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Foreign Currency – Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

70	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

The Funds may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Futures Contracts – The Funds may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Securities Sold Short – The Funds may sell a security short to increase investment returns. The Funds may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Funds sell a security that it does not own. To complete the transaction, the Funds must borrow the security in order to deliver it to the buyer. The Funds must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Funds sold the security. The Funds incur a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a profit if the price of the security declines between those dates.

Until the Funds replace the borrowed security, the Funds will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Funds’ Income Statement.

Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase

71	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Credit Default Swaps – The Funds may invest in credit default swaps. A credit default swap gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer (including sovereign debt obligations) if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

If the Funds are a seller of a credit default swap contract, the Funds would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. As the seller, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are a buyer of a credit default swap contract, the Funds would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Funds would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Funds.

Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009, are disclosed in the notes to each Fund’s Schedule of Investments.

72	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Derivative Transactions – In March 2008, the Financial Accounting Standards Board (“FASB”) issued the “Disclosures about Derivative Instruments and Hedging Activities Topic”. This is effective for periods and interim periods beginning after November 15, 2008, and requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds adopted this disclosure in the current reporting period.

The Funds’ use of derivatives for the period ended September 30, 2009, was limited to credit default swaps, options and futures contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

The location on the Statement of Assets and Liabilities of each Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, is as follows:

Fund/Instrument Type	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives
Absolute Strategies Fund
Equity contracts	Receivable- Variation Margin	$277,594	Payable-Variation Margin	$ 23,960
	-	-	Call options, written	1,016,457
	-	-	Put options, written	1,502,036
	Total Investments, at value	18,908,073	-	-
Credit contracts	Unrealized gain on swap agreements	57,664	-	-

Absolute Opportunities Fund
Equity contracts	Receivable-Variation Margin	$13,125	Payable-Variation Margin	$ -
	-	-	Call options, written	3,805
	-	-	Put options, written	90,188
	Total Investments, at value	1,916,437	-	-
Credit contracts	Unrealized gain on swap agreements	21,386	Unrealized loss on swap agreements	1,091,359

73	ABSOLUTE FUNDS

ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Realized and unrealized gains and losses on derivative contracts entered into during the period ended September 30, 2009, by each Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain (Loss)	Location	Unrealized Gain (Loss)
Absolute Strategies Fund

Equity contracts	Realized loss -Futures	$(15,445,182)	Change in unrealized gain (loss)-Futures	$ 4,217,106
	Realized gain-Written Options	3,167,341	Change in unrealized gain (loss)-Written Options	845,560
	Realized loss-Investments	(408,369)	Change in unrealized gain (loss)- Investments	4,934,093
Credit contracts	-	-	Change in unrealized gain (loss)-Swaps	57,664

Absolute Opportunities Fund

Equity contracts	Realized loss-Futures	$ (613,875)	Change in unrealized gain (loss)-Futures	$ (242,625)
	Realized gain-Written Options	369,722	Change in unrealized gain (loss)-Written Options	12,656
	Realized loss-Investments	(1,077,310)	Change in unrealized gain (loss)-Investments	(473,949)
Credit contracts	-	-	Change in unrealized gain (loss)-Swaps	(1,069,973)

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Funds is included in their respective Schedule of Investments, if applicable.

When-Issued Transactions – The Funds may purchase securities on a forward commitment or ‘when-issued’ basis. The Funds record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Funds begin earning interest on the

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NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least semi-annually. Distributions to shareholders of capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes – The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of March 31, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Absolute Strategies Fund’s Federal tax returns filed in the three-year period ended March 31, 2009, remain subject to examination by the Internal Revenue Service. The Absolute Opportunities Fund’s Federal tax return filed for the period ended March 31, 2009, will be subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Absolute Strategies Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Absolute Opportunities Fund of $64,218 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Absolute Opportunities Fund.

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NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Absolute Investment Advisers LLC, (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Absolute Strategies Fund at an annual rate of 1.60% of the Fund’s average daily net assets. The Adviser receives an advisory fee from the Absolute Opportunities Fund at an annual rate of 2.75% of the Fund’s average daily net assets.

Each sub-advisory fee, calculated as a percentage of the Funds’ average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Absolute Strategies Fund has adopted a distribution plan for R Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the plan, the Fund pays the Distributor or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of R Shares.

Other Related Parties – Atlantic provides fund accounting, fund administration, and transfer agency services to the Funds. Pursuant to an Atlantic services agreement, the Funds pay Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum. The fee is accrued daily by the Funds and is paid monthly based on the average net assets, transactions and positions for the previous month. The Funds’ transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses.

Atlantic provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and an Anti-Money Laundering Officer to the Funds, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $16,000 for service to the Trust ($20,000 for the chairman), plus $1,500 for each regular Board meeting attended ($2,500 for the chairman), $500 for each short special Board meeting attended ($750 for the chairman) and $1,500 for each major special Board meeting attended ($2,250 for the chairman). In addition, a $3,000 stipend will be paid to each Trustee that serves as Chairman of one or more Board committees. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their Fund terms of office received no compensation from the Funds.

Note 4.  Expense Reimbursements and Fees Waived

Certain fund service providers have voluntarily agreed to waive a portion of their fees for Absolute Strategies Fund. These voluntary waivers may be reduced or eliminated at any time. For the six-months ended September 30, 2009, there were $13,446 of fund service fees waived.

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NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

The Absolute Strategies Fund may repay the Adviser for fees waived and expenses reimbursed under an expense cap that is no longer in place because the terms of the cap permitted the reimbursements provided that (1) they took place within three years of the fees waived or expense reimbursement and (2) the payment is approved by the Board of Trustees. As of September 30, 2009, the Adviser has $14,238 left to be recouped, expiring on March 31, 2010.

The Adviser contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of Institutional Shares of Absolute Opportunities Fund to 2.95% through at least July 31, 2010. Other fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2009, fees waived and expenses reimbursed were as follows:

Investment Adviser Waived	Fund Service Fees Waived	Total
$149,418	$48,003	$197,421

The Absolute Opportunities Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement; and (2) such payment is approved by the Board, and the resulting class expenses do not exceed 2.95% for Institutional Shares. For the period October 21, 2008 (commencement of operations) through March 31, 2009, the Adviser waived and/or reimbursed fees as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2009	$181,968	March 31, 2011	$0

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, respectively, for the six months ended September 30, 2009, were as follows:

Absolute Strategies Fund

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$633,167,056	$545,889,527	$57,041,806	$13,639,338

The Absolute Strategies Fund placed a portion of it’s portfolio transactions with a brokerage firm affiliated with a sub-adviser. The commissions paid to this affiliated firm were $2,440 for the period.

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ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Absolute Opportunities Fund

Non-U.S. Government Obligations		U.S. Government Obligations
Purchases	Sales	Purchases	Sales
$304,998,822	$265,885,265	$5,039,550	$16,789

Note 6.  Federal Income Tax and Investment Transactions

As of March 31, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total
Absolute Strategies Fund	$3,696,673	$-	$(55,562,596)	$(120,224,956)	$(172,090,879)
Absolute Opportunities Fund	1,593,734	109,643	(68,609)	1,899,055	3,533,823

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, post October losses, passive foreign investment holdings, real estate investment trusts, partnerships, grantor trusts, constructive sales, straddles, short dividend adjustments, inflation indexed securities, loss deferral on covers, convertible bond premium adjustments and non-deductible offering costs.

For tax purposes, the current year post-October loss (realized during the period November 1, 2008, through March 31, 2009) were $55,562,596 and $68,609 for Absolute Strategies Fund and Absolute Opportunities Fund, respectively. These losses were recognized for tax purposes on the first business day of the Funds’ next year.

Note 7.  Written Option Transactions

Transactions in options written during the six-months ended September 30, 2009, for Absolute Strategies Fund were as follows:

	Calls
	Number of Contracts	Premiums
Options Outstanding, March 31, 2009	2,764	$258,652
Options written	23,540	899,433
Options terminated in closing transactions	(18,109)	(192,375)
Options exercised	-	-
Options expired	(219)	(898)

Options Outstanding, September 30, 2009	7,976	$964,812

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SEPTEMBER 30, 2009

	Puts
	Number of Contracts	Premiums
Options Outstanding, March 31, 2009	1,692	$317,674
Options written	25,768	5,212,011
Options terminated in closing transactions	(20,051)	(3,023,318)
Options exercised	-	-
Options expired	-	-

Options Outstanding, September 30, 2009	7,409	$2,506,367

Transactions in options written during the six-months ended September 30, 2009, for Absolute Opportunities Fund were as follows:

	Calls
	Number of Contracts	Premiums
Options Outstanding, March 31, 2009	319	$3,866
Options written	2,432	23,592
Options terminated in closing transactions	(2,173)	(21,519)
Options exercised	-	-
Options expired	(33)	(135)

Options Outstanding, September 30, 2009	545	$5,804

	Puts
	Number of Contracts	Premiums
Options Outstanding, March 31, 2009	246	$46,315
Options written	3,248	431,956
Options terminated in closing transactions	(2,480)	(377,771)
Options exercised	-	-
Options expired	-	-

Options Outstanding, September 30, 2009	1,014	$100,500

Note 8.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the “FASB Accounting Standard CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“Codification”). The FASB

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ABSOLUTE FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

approved the Codification as the single source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission (“SEC”). All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated the Codification and has determined that it did not have a significant impact on the reporting of the Funds’ financial statements.

Note 9.  Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 19, 2009, and the Funds have noted no such events.

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ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Investment Advisory Agreement Approval

At the April 14, 2009 Board meeting, the Board, including the Independent Trustees, considered the continuance of the investment advisory agreement pertaining to the Absolute Strategies Fund (the “Advisory Agreement”) and, as applicable, the sub-advisory agreements pertaining to the Absolute Strategies Fund for Aronson+Johnson+Ortiz; LP; Bernzott Capital Advisors; Contravisory Research & Management Corp.; GMB Capital Management; LLC, Horizon Asset Management, Inc.; Kinetics Asset Management, Inc.; Kovitz Investment Group, LLC; MetWest Asset Management Corp.; Mohican Financial Management, LLC; SSI Investment Management, Inc.; TWIN Capital Management, Inc.; and Yacktman Asset Management Co. (the “Sub-Advisory Agreements”). In evaluating the Advisory and Sub-Advisory Agreements for the Fund, the Board reviewed materials furnished by the Adviser and the Sub-Advisors (collectively, the “advisers”) and the administrator, including information regarding the advisers’ personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the advisers, including information on the investment performance of the advisers; (2) the costs of the services to be provided and profitability to the advisers with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the advisers from its relationship with the Fund. In their deliberations, the Board did not identify any particular factor that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of the Services

Based on a presentation from senior representatives of the Adviser, and certain Sub-Advisors, the Board discussed each adviser’s personnel, operations and financial condition. The Board considered the quality of services to be provided by the advisers under the Advisory and Sub-Advisory Agreements. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and Sub-Advisors who would have principal investment responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making processes of those professionals; the capability and integrity of the advisers’ senior management and staff; the quality of their services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the advisers. The Board additionally considered the adequacy of the resources of the advisers. The Board noted the advisers’ representations that they are financially stable and able to provide advisory and investment sub-advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund by the advisers under the Advisory and Sub-advisory Agreements.

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SEPTEMBER 30, 2009

Costs of Services and Profitability

The Board considered information provided by the advisers regarding the costs incurred in connection with providing services to the Fund and their profitability with respect to the Fund. Based on, among other things, the information provided, the Board concluded that the advisers’ profitability was not a material factor in determining whether or not to approve the agreements.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the Fund’s performance, including over the one-, three- (annualized) and since inception (annualized) periods ended March 31, 2009. The Board noted that the Fund outperformed the S&P 500, the Fund’s primary benchmark, but underperformed against the Lehman Brothers U.S. Aggregate Index, the Fund’s secondary benchmark. Noting the difficult market faced in which the Fund operated during the last year and the continued growth of the Fund’s assets, the Board concluded that the Fund and its shareholders could benefit from the advisers’ continuing management of the Fund.

Compensation

The Board considered the compensation paid to the advisers for providing advisory services to the Fund. The Board also considered comparative information regarding fees and total expenses of similar mutual funds. The Board noted that the Adviser’s advisory fee rate and total expense ratio were higher than the median advisory fee rate and median total expense ratio for funds in its Lipper Inc. peer group. The Board recognized, however, that the adviser paid all of the Sub-Advisors out of the advisory fee. The Board also considered that it was difficult to compare expense ratios because of variations between the services provided by the Adviser and those included in the fees paid by other funds. Further, the Board noted that the Fund’s Lipper Inc. peer group includes three funds whose strategies differ dramatically from the portfolio management strategies employed on behalf of the Fund. Based on the foregoing and other relevant facts, the Board concluded that the advisory fee charged to the Fund was reasonable.

Economies of Scale

In connection with its review of the advisory fee, the Board considered whether the Fund would benefit from any economies of scale and noted that the advisory fee for the Fund does not contain breakpoints. The Board noted the Adviser’s representation that the Fund could not obtain large economies of scale since the investment strategies of the Sub-Advisors are not high-capacity, as with a long-only or indexed strategy. The Board concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

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SEPTEMBER 30, 2009

Other Benefits

The Board noted the advisers’ representations that, except for their ability to associate themselves with the Fund and grow their assets under management, the advisers have not realized any other benefits from their relationships with the Fund. Under the circumstances, including the foregoing representations, the Board concluded that other benefits received by the advisers from their relationships with the Fund were not a material factor to consider in approving the continuation of the Advisory and Sub-Advisory Agreements. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of advisory agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Advisory and Sub-Advisory Agreements, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio, is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov. The Funds’ proxy voting records for the most recent twelve-month period ended June 30, is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009, through September 30, 2009.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

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ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Absolute Strategies Fund

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period *	Annualized Expense Ratio *
Institutional Shares
Actual	$1,000.00	$1,185.02	$11.50	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
R Shares
Actual	$1,000.00	$1,181.35	$14.33	2.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.93	$13.21	2.62%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

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ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Effective August 1, 2009, the Absolute Strategies Fund no longer offers C Shares. The table below summarizes the ongoing costs of the C Shares for the period that they were operational during the Absolute Strategies Fund’s most recent fiscal-half year:

	Beginning Account Value April 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period **	Annualized Expense Ratio **
C Shares
Actual	$1,000.00	$1,140.20	$13.19	3.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,004.79	$12.36	3.60%

** Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 125 (number of days in the period) divided by 365 to reflect the period.

Absolute Opportunities Fund

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period *	Annualized Expense Ratio *
Institutional Shares
Actual	$1,000.00	$1,170.43	$16.87	3.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,009.53	$15.62	3.10%

* Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

85	ABSOLUTE FUNDS

P.O. BOX 588

PORTLAND, MAINE 04112

(888) 992-2765 (TOLL FREE)

(888) 99-ABSOLUTE (TOLL FREE)

INVESTMENT ADVISER

Absolute Investment Advisers LLC

350 Lincoln Street, Suite 216

Hingham, Massachusetts 02043

www.absoluteadvisers.com

TRANSFER AGENT

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, Maine 04112

(888) 992-2765 (Toll Free)

(888) 99-ABSOLUTE (Toll Free)

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its managements and other information.

212-SAR-0909

BECK, MACK & OLIVER LLC

BECK, MACK & OLIVER GLOBAL EQUITY FUND

(Formerly known as Austin Global Equity Fund)

SEMI-ANNUAL REPORT

September 30, 2009

(Unaudited)

BECK, MACK & OLIVER GLOBAL EQUITY FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

Dear Fellow Shareholder:

The Beck, Mack & Oliver Global Equity Fund (the “Fund” or “BMGEX”) ended the third quarter of 2009 with a net asset value of $16.94 per share, achieving a six-month return through September 30th of 41.28% versus a 41.81% return for the Fund’s benchmark, the MSCI World Index (“MSCI”)1 and a 34.02% return for the S&P 500 Index (“S&P 500”)2. For a longer term perspective, the Fund’s 1-, 3-, 5-, and 10-year average annual total returns for the period ended September 30th were as follows:

Average Annual Total Return as of 09/30/09	One Year	Three Years	Five Years	Ten Years
Beck, Mack & Oliver Global Equity Fund	0.20%	-2.67%	6.06%	3.39%
MSCI World Index	-2.29%	-4.35%	3.51%	0.92%
S&P 500 Index	-6.91%	-5.43%	1.02%	-0.15%

(Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 2.28%. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.25%, which is in effect until July 31, 2010. For the most recent month-end performance, please call (800) 754-8759. Returns greater than one year are annualized.)

As we write this letter, the flood of liquidity provided by the United States Federal Reserve (and other global central banks) to stave off deflationary forces resulting from the credit crises is manifesting itself in rising security prices worldwide (including all varieties of corporate debt and equity). The Fund has been a beneficiary of this, though not overly so by any relative measure. The Fund is composed of securities designed to comprise an “all weather portfolio” which is consistent with our previous shareholder letters before and during (and perhaps now after) the credit crises. While this means the Fund accepts the risks associated with market fluctuations, it does so with the belief that its portfolio companies are sufficiently strong financially — from balance sheet measures to earnings power estimates and, in many cases, both — to withstand and even thrive in the most challenging operating environments. If nothing else, this year has reinforced the virtue of focusing on the long-term fundamentals of a business as opposed to daily or weekly stock quotations, and viewing stock prices as an opportunity but not as a driver of decision-making. The chart on page two displaying the stock price evolution of Hang Lung Properties, Ltd. (Hang Lung), a commercial real estate company in Hong Kong and mainland China, during the worst part of the recent credit crises through September 30th 2009 exemplifies this point.

[1]

The Morgan Stanley Capital International World Index (MSCI World Index) is a market capitalization-weighted benchmark index made up of equities from 23 countries, including the United States. BMGEX returns include operating expenses and reinvested distributions. MSCI World Index and S&P 500 Index returns do not include expenses.

[2]	The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

During this time period, Hang Lung’s fundamentals remained healthy from the perspective of the company’s balance sheet with cash balances to maintain and grow the business without having to access financial markets. If one were to have applied a normalization curve to Hang Lung’s long-term business fundamentals, its intrinsic value would have far exceeded the market value reflected in the company’s stock price during the depths of the credit crises.

Conversion Rate as of 9/30/09: 1 Hong Kong dollar = 0.129 U.S. dollars

Source: Bloomberg LP

Some securities held by the Fund have significantly outperformed the recent rally — Genting Bhd, Hang Lung and BM&F Bovespa SA, the world’s fourth largest exchange operator by market value that processes security transactions in Brazil, among them — while other securities we believe are high quality such as Novartis AG and Japan Tobacco, Inc. have lagged for their own reasons. Healthcare stocks have to a certain extent been left out of the recent rally. Novartis specifically has been put in the penalty box as a result of its staged acquisition of eye-care company Alcon Inc., consummated before the onset of the credit crises. Novartis is nonetheless a great franchise with strong earnings power and good competitive positioning. The stock should contribute significantly to the performance of the Fund’s portfolio over the long term. Select consumer names in the portfolio have also trailed. Uncertainty surrounding Japan’s new government and potential tax increases have resulted in a sizeable discount to Japan Tobacco’s valuation versus its peers. In our view this discount is excessive as Japan Tobacco should be able to both raise prices in its home market in response to excise tax increases and improve profitability. The company should also

BECK, MACK & OLIVER GLOBAL EQUITY FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

benefit from its presence in faster-growing markets such as Eastern Europe. The hottest part of the rally appears to be from emerging market related securities and also from “junk” levered securities that are now reflecting their survival as opposed to an imminent demise as they were as recently as March 2009. The Fund’s portfolio is comprised of high quality securities that in the fullness of time should enhance the Fund’s performance. The Fund has also carried a substantial cash position as a result of inflows that occurred during the latest surge in stock prices; as always, this is being prudently put to work in securities consistent with the Fund’s mandate to be opportunistically driven, in contrast to market or momentum driven.

At present the Fund is invested broadly in three main areas.

1.	The Global Consumer (with a focus on the health, wealth, and vices of the emerging consumer): The desire for an enriched standard of living from the world’s 6.8 billion people, especially in emerging middle classes around the world, will drive consumption, from increased protein (meat) in peoples’ diets to western style medicines and luxury goods items. Examples in the portfolio include Sanofi-Aventis SA and Compagnie Financiere Richemont SA.

2.

Global Infrastructure and Energy: The need to service the world’s existing population and the nearly 1 billion projected to be born in developing countries over the next decade[3] will necessitate the build-out of water, power and transportation infrastructure. A Booz Allen Hamilton study estimated total spending required to meet the world’s infrastructure needs at US$41 trillion over the next twenty-five years.[4] While projects may have been delayed due to the credit crises, basic services in developing economies will need to be provided in the coming years. Public/private partnerships may facilitate such funding for development. An example in the portfolio is ABB, Ltd. of Switzerland.

3.	Global Financial Centers, Transaction Processors and Special Situations: As the world’s emerging economies rapidly develop so does the need for financial infrastructure. Petrocurrency countries have become particularly advantaged in an era of elevated hydrocarbon prices. Companies in the portfolio that should benefit from increasing wealth and development include BM&F Bovespa and Hang Lung.

Some securities, especially certain diversified investment holding companies such as Cheung Kong Holdings, Ltd. straddle two or three of the portfolio’s themes. SES SA, a mid-cap company based in Europe and a recent purchase for the Fund, serves as a further example of the above themes. The Fund has actually been involved in the stock in prior years but we believe it is particularly well-positioned for inclusion in the portfolio today for a number of reasons. SES is the second largest provider of satellite services in the world. One of SES’ strategies is to capitalize on the global consumers’ desire for television programming, especially high definition programming (HDTV). It is probable that HDTV programming will increase in Europe, for example, from 4% to 15% of total channels, which would add almost Euro 300 million to SES’ revenue. Avenues for growth also exist in other geographic regions where the company has a footprint. SES has a sizable competitive advantage in that it is very hard to replicate its network of satellites and their orbital positions. Indeed we believe it would be near impossible, especially in a time of tight credit, to reproduce SES’ assets. SES also benefits from two key elements: long-term contracts with its customers and the consumers’ increasing demand for high quality programming, especially in emerging markets and areas where satellite is advantaged due to poor ground based communications infrastructure. Additionally, SES has seen increasing demand from its government customers such as the

[3]	United Nations.
[4]	Booz Allen Hamilton, strategy+business, Issue 46, Spring 2007.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

United States due to the increased use of Unmanned Ariel Vehicles. SES’ largest competitor, Intelsat, is hobbled with debt resulting from its two leveraged buyouts over the last decade and therefore not in a position to be an aggressive competitor thus pricing should remain firm within the industry. Based on a number of valuation metrics (EV/EBITDA, replacement value of assets, P/E) we found SES to be an inexpensive stock at the time of purchase, and we anticipate equity holders should see growth over the next five years. We believe the SES investment presents growth avenues, multiple competitive advantages, and a low valuation for a company possessing a motivated, shareholder friendly management team.

As the above example suggests, the current market environment is generating interesting opportunities for long-term investors looking to invest, as the Fund is, in well financed, high quality companies of any size that are attractively priced and well positioned to achieve positive long-term returns for their shareholders. We will continue to seek-out such opportunities consistent with the Fund’s mandate.

Thank you for your continued confidence and your investment alongside ours in the Fund.

David E. Rappa	Peter A. Vlachos

Robert C. Beck

EV/EBITDA (Enterprise Value/Earnings Before Interest, Taxes, Depreciation and Amortization or Enterprise Multiple) is a valuation multiple that is often used in parallel with, or as an alternative to, the P/E ratio. Typically this ratio is applied when valuing cash-based businesses. P/E Price to Earnings ratio is the value of a company’s stock price relative to company earnings.

Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. The Fund may invest in small- and mid-cap companies which carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk.

The views in this report were those of the Fund managers as of September 30, 2009 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SEPTEMBER 30, 2009

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Beck, Mack & Oliver Global Equity Fund (the “Fund”) compared with the performance of the Morgan Stanley Capital International World Index (“MSCI”) over the past ten periods. The MSCI measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The total return of the Fund includes operating expenses that reduce returns, while the total return of the MSCI does not include expenses. The Fund is professionally managed while the MSCI is unmanaged and is not available for investment. During the period, certain fees were waived and/or reimbursed, otherwise returns would have been lower. Past performance is not predictive nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. As stated in the current Prospectus, the Fund’s annual operating expense ratio (gross) is 2.28%. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.25%, which is in effect until July 31, 2010. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance, please call (800) 754-8759.

Investment Value on 09/30/09:
Beck, Mack & Oliver Global Equity Fund	$13,952
MSCI World Index	$10,959

Average Annual Total Return as of 09/30/09:	One Year	Five Years	Ten Years
Beck, Mack & Oliver Global Equity Fund	0.20%	6.06%	3.39%
MSCI World Index	(2.29)%	3.51%	0.92%

BECK, MACK & OLIVER GLOBAL EQUITY FUND

PORTFOLIO PROFILE

SEPTEMBER 30, 2009

% of Total Investments

% of Total Investments
Financials	34.3%
Consumer Discretionary	28.2%
Energy	8.1%
Consumer Staples	6.3%
Industrials	5.8%
Short-Term Investments	5.2%
Materials	4.1%
Communications	2.9%
U.S. Treasury	2.9%
Other	2.2%

100.0%

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value

Common Stock — 83.2%

	Belgium — 2.1%
20,892	Nationale A Portefeuille	$1,136,678

	Bermuda — 1.2%
10,500	Enstar Group, Ltd.(a)	653,835

	Brazil — 2.1%
68,845	BM&F Bovespa SA	508,682
44,100	Redecard SA	681,812

		1,190,494

	Canada — 9.9%
25,300	Brookfield Asset Management, Inc., Class A	575,875
11,100	Canadian Natural Resources, Ltd.	749,573
36,000	EnCana Corp.	2,073,960
2,150	Fairfax Financial Holdings, Ltd.	797,070
18,000	Suncor Energy, Inc.	622,080
66,100	Viterra, Inc.(a)	659,364

		5,477,922

	China — 0.5%
430,000	Huaneng Power International, Inc., Class H	284,630

	France — 3.4%
5,250	Eurazeo	343,104
37,000	Sanofi-Aventis SA, ADR	1,367,150
8,000	Suez Environnement Co.	182,743

		1,892,997

	Germany — 1.9%
3,000	Deutsche Boerse AG	246,194
5,200	Muenchener Rueckversicherungs AG	831,709

		1,077,903

Shares	Security Description	Value

	Hong Kong — 13.1%
169,300	Cheung Kong Holdings, Ltd.	$2,148,458
280,000	Hang Lung Properties, Ltd.	1,031,477
150,000	Henderson Land Development Co., Ltd.	987,090
2,630,000	Inspur International, Ltd.	346,140
47,800	Jardine Matheson Holdings, Ltd.	1,453,120
383,000	Wheelock & Co., Ltd.	1,255,244

		7,221,529

	Japan — 9.0%
69,500	Aruze Corp.	1,137,364
600	Japan Tobacco, Inc.	2,058,709
1,070	Keyence Corp.	228,626
11,000	Mitsubishi Estate Co., Ltd.	173,030
23,900	Tokio Marine Holdings, Inc.	692,252
24,000	Toyota Industries Corp.	659,054

		4,949,035

	Jordan — 1.2%
34,320	Arab Bank PLC	671,610

	Luxembourg — 1.9%
45,600	SES SA, FDR	1,034,295

	Malaysia — 1.3%
372,000	Genting Bhd	737,342

	Mexico — 2.0%
29,000	Fomento Economico Mexicano SAB de CV, ADR	1,103,450

	Netherlands — 2.9%
39,500	Heineken Holding NV	1,611,239

	South Africa — 0.8%
30,700	Gold Fields, Ltd., ADR	423,046

	Sweden — 1.6%
48,500	Investor AB, Class A	855,717

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value

	Switzerland — 11.3%
23,869	ABB, Ltd.	$479,084
8,500	Compagnie Financiere Richemont SA, Class A	240,162
5,000	Kuehne + Nagel International AG	434,478
50,000	Nestle SA	2,130,657
33,000	Novartis AG	1,651,115
8,207	Pargesa Holding SA	708,797
12,800	Syngenta AG, ADR	588,160

		6,232,453

	United Kingdom — 6.2%
60,500	Anglo American PLC, ADR	960,740
16,900	British American Tobacco PLC	530,182
14,000	Diageo PLC, ADR	860,860
54,700	GlaxoSmithKline PLC	1,074,815

		3,426,597

Shares	Security Description	Value

	United States — 10.8%
7,600	Burlington Northern Santa Fe Corp.	$606,708
5,000	General Dynamics Corp.	323,000
395	JG Boswell Co.	189,995
15,000	Johnson & Johnson	913,350
29,600	Leucadia National Corp.	731,712
22,000	Nasdaq OMX Group, Inc.(a)	463,100
3,000	Newmont Mining Corp.	132,060
21,600	Philip Morris International, Inc.	1,052,784
5,000	QUALCOMM, Inc.	224,900
40,000	Spectra Energy Corp.	757,600
12,200	Tejon Ranch Co.(a)	313,296
5,000	Waters Corp.(a)	279,300

		5,987,805

Total Common Stock (Cost $40,654,866)		45,968,577

Investment Companies — 1.0%
18,633	India Fund, Inc. (Cost $457,854)	541,289

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal		Rate	Maturity	Value

Corporate Bonds — 1.1%

	United States — 1.1%
$250,000	GMAC, Inc.	7.25%	03/02/11	$240,342
125,000	Leucadia National Corp.	8.13%	09/15/15	128,125
300,000	Level 3 Financing, Inc.	9.25%	11/01/14	265,875

Total Corporate Bonds (Cost $499,637)				634,342

Foreign Bonds — 1.3%

	Australia — 0.6%
350,000	Australian Government	5.75%	06/15/11	315,505

	Germany — 0.4%
150,000	Bundesschatzanweisungen	1.25%	03/11/11	220,389

	New Zealand — 0.3%
200,000	New Zealand Government	6.00%	11/15/11	149,754

Total Foreign Bonds (Cost $617,149)				685,648

U.S. Treasury Securities — 2.7%
500,000	U.S. Treasury Inflation Index	1.88%	07/15/13	606,413
400,000	U.S. Treasury Note	2.00%	09/30/10	406,328
500,000	U.S. Treasury Note	1.13%	01/15/12	500,157

Total U.S. Treasury Securities (Cost $1,483,507)				1,512,898

Number of Contracts		Strike Price	Expiration Date

Purchased Put Options — 0.0%
3,300,000	European Currency(a)	$1.32	01/13/10	6,795
4,875,000	European Currency(a)	1.30	01/13/10	6,738

Total Purchased Put Options (Cost $144,500)				13,533

Shares		Value

Short-Term Investments — 4.9%

Money Market Fund — 4.9%
2,707,705	CitiSM Institutional Trust Liquid Reserves, Class A, 0.29%(b) (Cost $2,707,705)	$2,707,705

Total Investments — 94.2% (Cost $46,565,218)*		$52,063,992

Other Assets and Liabilities, Net — 5.8%		3,202,638

NET ASSETS — 100.0%		$55,266,630

ADR    American Depositary Receipt

FDR    Fiduciary Depositary Receipt

PLC    Public Limited Company

(a)	Non-income producing security.

(b)	Represents 7-day effective yield as of September 30, 2009.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$7,588,919
Gross Unrealized Depreciation	(2,090,145)

Net Unrealized Appreciation	$5,498,774

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 — Security Valuation section in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Common Stocks
Belgium	$1,136,678	$—	$—	$1,136,678
Bermuda	653,835	—	—	653,835
Brazil	1,190,494	—	—	1,190,494
Canada	5,477,922	—	—	5,477,922
China	284,630	—	—	284,630
France	1,892,997	—	—	1,892,997
Germany	1,077,903	—	—	1,077,903
Hong Kong	7,221,529	—	—	7,221,529
Japan	4,949,035	—	—	4,949,035
Jordan	671,610	—	—	671,610
Luxembourg	1,034,295	—	—	1,034,295
Malaysia	737,342	—	—	737,342
Mexico	1,103,450	—	—	1,103,450
Netherlands	1,611,239	—	—	1,611,239
South Africa	423,046	—	—	423,046
Sweden	855,717	—	—	855,717
Switzerland	6,232,453	—	—	6,232,453
United Kingdom	3,426,597	—	—	3,426,597
United States	5,987,805	—	—	5,987,805
Investment Companies	541,289	—	—	541,289
Corporate Bonds	—	634,342	—	634,342
Foreign Bonds	—	685,648	—	685,648
U.S. Treasury Securities	—	1,512,898	—	1,512,898
Purchased Put Options	—	13,533	—	13,533
Money Market Fund	—	2,707,705	—	2,707,705

Total Investments at Value	46,509,866	5,554,126	—	52,063,992

Total Assets	$46,509,866	$5,554,126	$—	$52,063,992

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments**:
Forward Currency Contracts	$—	$(246,978)	$—	$(246,978)

Total Liabilities	$—	$(246,978)	$—	$(246,978)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009

ASSETS
Total investments, at value (Cost $46,565,218)	$52,063,992
Foreign currency (Cost $11,985)	12,291
Cash	2,081,628
Receivables:
Investment securities sold	589,886
Fund shares sold	897,790
Interest and dividends	178,057
Prepaid expenses	6,660

Total Assets	55,830,304

LIABILITIES
Unrealized loss on forward foreign currency contracts	246,978
Payables:
Investment securities purchased	268,160
Accrued liabilities:
Investment adviser fees	22,902
Compliance services fees	2,814
Trustees’ fees and expenses	62
Fund service fees	17,967
Other expenses	4,791

Total Liabilities	563,674

NET ASSETS	$55,266,630

COMPONENTS OF NET ASSETS
Paid-in capital	$54,418,037
Accumulated (distributions in excess of) net investment income	(76,557)
Net realized loss	(4,331,634)
Unrealized appreciation	5,256,784

NET ASSETS	$55,266,630

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
Based on net assets of $55,266,630 and 3,261,940 shares outstanding at $0.00 par value (unlimited shares authorized)	$16.94

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2009

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $63,570)	$567,951
Interest income	72,118

Total Investment Income	640,069

EXPENSES
Investment adviser fees	350,805
Fund service fees	88,460
Custodian fees	12,605
Registration fees	10,196
Professional fees	29,432
Trustees’ fees and expenses	845
Compliance services fees	16,889
Miscellaneous expenses	20,557

Total Expenses	529,789
Fees waived and/or reimbursed	(188,104)

Net Expenses	341,685

NET INVESTMENT INCOME	298,384

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,659,903)
Foreign currency transactions	153,546

Net Realized Loss	(1,506,357)

Net change in unrealized appreciation (depreciation) on:
Investments	16,959,197
Foreign currency translations	(357,060)

Net Change in Unrealized Appreciation	16,602,137

NET REALIZED AND UNREALIZED GAIN	15,095,780

INCREASE IN NET ASSETS FROM OPERATIONS	$15,394,164

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Ended September 30, 2009	Year Ended March 31, 2009
OPERATIONS
Net investment income	$298,384	$347,410
Net realized loss	(1,506,357)	(2,702,711)
Net change in unrealized appreciation (depreciation)	16,602,137	(20,473,493)

Increase (Decrease) in Net Assets from Operations	15,394,164	(22,828,794)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investments sold	—	(1,034,286)

Total Distributions to Shareholders	—	(1,034,286)

CAPITAL SHARE TRANSACTIONS
Sale of shares	7,330,272	5,922,399
Reinvestment of distributions	—	1,034,231
Redemption of shares	(3,717,083)	(2,270,858)

Increase from Capital Share Transactions	3,613,189	4,685,772

Increase (Decrease) in Net Assets	19,007,353	(19,177,308)
NET ASSETS
Beginning of period	36,259,277	55,436,585

End of period(a)	$55,266,630	$36,259,277

SHARE TRANSACTIONS
Sale of shares	481,046	384,438
Reinvestment of distributions	—	78,232
Redemption of shares	(242,974)	(164,671)

Increase in Shares	238,072	297,999

(a) Amount includes accumulated (distributions in excess of) net investment income	$(76,557)	$(374,941)

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

	Six Months Ended September 30, 2009		Years Ended March 31,
			2009	2008	2007	2006	2005
NET ASSET VALUE, Beginning of Period	$11.99		$20.34	$22.78	$21.97	$19.15	$16.48

INVESTMENT OPERATIONS
Net investment income (loss)	0.14	(a)	0.12 (a)	0.07 (a)	0.11 (a)	0.10 (a)	(0.13)
Net realized and unrealized gain (loss)	4.81		(8.12)	(0.64)	2.69	4.17	2.95

Total from Investment Operations	4.95		(8.00)	(0.57)	2.80	4.27	2.82

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		—	(0.53)	(0.46)	(0.49)	(0.15)
Net realized gain	—		(0.35)	(1.34)	(1.53)	(0.96)	—

Total Distributions to Shareholders	—		(0.35)	(1.87)	(1.99)	(1.45)	(0.15)

Redemption fee(a)	—		—	— (b)	— (b)	— (b)	—	(b)

NET ASSET VALUE, End of Period	$16.94		$11.99	$20.34	$22.78	$21.97	$19.15

TOTAL RETURN	41.28	%(c)	(39.51)%	(3.32)%	13.22%	23.10%	17.13	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$55,267		$36,259	$55,437	$54,280	$40,215	$30,965
Ratios to Average Net Assets:
Net investment income (loss)	1.83	%(e)	0.73%	0.29%	0.49%	0.47%	(0.76)%
Net expenses	1.46	%(e)	1.75%	1.75%	1.90%	2.41%	2.51%
Gross expenses(f)	2.27	%(e)	2.28%	2.07%	2.28%	2.43%	2.52%
PORTFOLIO TURNOVER RATE	22	%(c)	56%	51%	26%	56%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	The Fund’s total return calculation includes Adviser reimbursements and gains incurred on the disposal of investments inconsistent with the Fund’s nonfundamental investment policies. Excluding the effect of the net reimbursements from the Fund’s ending net asset value per share, total return for the year ended March 31, 2005, would have been 17.06%.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 1. Organization

The Beck, Mack & Oliver Global Equity Fund (formerly Austin Global Equity Fund) (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. As of September 30, 2009, the Trust had twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 8, 1993. The Fund seeks capital appreciation by investing primarily in common stock and securities convertible into common stock.

Effective June 24, 2009, the name of the Austin Global Equity Fund was changed to the Beck, Mack & Oliver Global Equity Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation — Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees, (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BECK, MACK & OLIVER GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

The aggregate value by input level, as of September 30, 2009, for the Fund’s investments is included at the end of the Fund’s schedule of investments.

Securities Transactions, Investment Income and Realized Gain and Loss — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. All premiums and discounts are amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Foreign Currency — Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Derivative Transactions — In March 2008, the Financial Accounting Standards Board (“FASB”) issued the “Disclosures about Derivative Instruments and Hedging Activities Topic”. This is effective for periods and interim periods beginning after November 15, 2008, and requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund adopted this disclosure in the current reporting period.

The Fund’s use of derivatives for the period ended September 30, 2009, was limited to forward currency contracts and purchased put options contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Fund.

The location on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, is as follows:

Instrument Type	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives
Foreign currency contracts	—	$—	Unrealized loss on forward foreign currency contracts	$(246,978)
Purchased put options	Total investments, at value	13,533	—	—

BECK, MACK & OLIVER GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Realized and unrealized gains and losses on derivative contracts entered into during the period ended September 30, 2009, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Foreign currency contracts	Net realized gain —Foreign currency transactions	$188,696	Change in unrealized appreciation (depreciation) — Foreign currency translations	$(364,264)
Purchased put options	Net realized loss — Investments	(20,380)	Change in unrealized appreciation (depreciation) — Investments	(118,712)

Distributions to Shareholders — Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of March 31, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax returns filed in the three-year period ended March 31, 2009, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation — The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees — A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies — In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser — As of April 10, 2009, Beck, Mack & Oliver, LLC (the “Adviser”) is the investment adviser to the Fund. Prior to that date, Austin Investment Management, Inc. was the investment adviser to the Fund. Pursuant to an

BECK, MACK & OLIVER GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Other Service Providers — Atlantic provides fund accounting, fund administration and transfer agency services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum. The Fund’s transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses. The fees are accrued daily by the Fund and are paid monthly based on the average net assets, transactions and positions for the previous month.

Atlantic provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers — The Trust pays each independent Trustee an annual retainer fee of $16,000 for service to the Trust ($20,000 for the chairman), plus $1,500 for each regular Board meeting attended ($2,500 for the chairman), $500 for each short special Board meeting attended ($750 for the chairman) and $1,500 for each major special Board meeting attended ($2,250 for the chairman). In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Waiver of Fees

Prior to June 24, 2009, the Adviser had contractually agreed to waive its Fees and reimburse Fund expenses to the extent that total annual fund operating expenses exceeded 1.75%. Effective June 24, 2009, the Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses to limit total annual operating expenses to 1.25% of average daily net assets through July 31, 2010. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the six months ended September 30, 2009, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Fund Service Fees Waived	Total Fees Waived
$184,445	$3,659	$188,104

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended September 30, 2009, were $9,323,039 and $10,458,155, respectively.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 6. Currency Contracts

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Market Value at 09/30/2009	Net Unrealized (Depreciation)
(1,158,300) CHF	10/30/09	$(1,000,000)	$(1,118,007)	$(118,007)
(4,035,912) JPY	10/01/09	(44,774)	(44,960)	(186)
(94,920,000) JPY	10/30/09	(1,000,000)	(1,057,642)	(57,642)
(48,160,000) JPY	10/30/09	(500,000)	(536,621)	(36,621)
94,920,000 JPY	10/30/09	1,092,164	1,057,642	(34,522)

CHF Swiss Franc

JPY Japanese Yen

Note 7. Federal Income Tax and Investment Transactions

As of March 31, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

Unrealized Depreciation on Investments and Foreign Currency Transactions	$(11,860,581)
Capital and Other Losses	(2,684,990)

Total	$(14,545,571)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the tax treatment of passive foreign investment holdings and wash sales.

For tax purposes, the current year post-October loss was $2,441,438 (realized during the period November 1, 2008, through March 31, 2009). This loss was recognized for tax purposes on the first business day of the Fund’s next fiscal year.

Note 8. Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board issued the “FASB Accounting Standard CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“Codification”). The FASB approved the Codification as the single source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission (the “SEC”). All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated the Codification and has determined that it did not have a significant impact on the reporting of the Fund’s financial statements.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 12, 2009, and the Fund has noted no such events.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 754-8759 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 754-8759 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009, through September 30, 2009.

Actual Expenses — The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line of the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

BECK, MACK & OLIVER GLOBAL EQUITY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,412.85	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

FOR MORE INFORMATION

Investment Adviser

Beck, Mack & Oliver LLC

360 Madison Ave, 18th Floor

New York, NY 10017

www.beckmack.com

Transfer Agent

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Beck, Mack & Oliver Global Equity Fund

P.O. Box 588

Portland, ME 04112

(800) 754-8759

www.beckmack.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

229-SAR-0909

HARD CURRENCY FUND

ASIAN CURRENCY FUND

ABSOLUTE RETURN CURRENCY FUND

SEMI-ANNUAL REPORT (UNAUDITED)	SEPTEMBER 30, 2009

1

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

Dear Shareholder,

It has been an exciting past six months at Merk Investments. Not only are we pleased to discuss the performance of the Merk Hard Currency Fund and Merk Asian Currency Fund (individually a “Fund” and, collectively, the “Funds”), we are also happy to announce the successful launch of the Merk Absolute Return Currency Fund (MABFX) (individually included in the defined term, “Fund”, and collectively included in the defined term, “Funds”). The Fund adds to our suite of transparent no-load currency mutual funds: MABFX is a pure play on currencies, aiming to profit regardless of the direction of the U.S. dollar or traditional asset classes. We believe it is a natural extension of the existing Merk Mutual Funds and we are excited about its prospects.

We present the semi-annual report for the Merk Hard Currency Fund (MERKX) and Merk Asian Currency Fund (MEAFX) for the six-month period ended September 30, 2009; for the Merk Absolute Return Currency Fund, this report covers the period since inception on September 9, 2009, through September 30, 2009.

The Merk Hard Currency Fund (MERKX) seeks to protect against the depreciation of the U.S. dollar relative to other currencies. Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments. “Hard currencies” refers to currencies in which investors have confidence, such as those of economically and politically stable countries.

Merk Hard Currency Fund Investor Class shares posted a return of 15.07% for the six-month period ended September 30, 2009 (“reference period”). In comparison, the JP Morgan 3-Month Global Cash Index (“reference basket”) increased 12.88% during the reference period. As of September 30, 2009, the Fund had a one-year return of 9.29% as well as an annualized return of 6.98% since inception on May 10, 2005; this compares to a one-year return of 7.49% and an annualized return of 5.90% since May 10, 2005, for the reference basket. The Fund’s Performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please visit www.merkfunds.com for most recent month end performance. The Fund’s expense ratio is 1.32%.

The Fund’s performance is foremost influenced by the changes in exchange rates of currencies to which the Fund has exposure. All the currencies the Fund had exposure to appreciated over the reference period. Notable performers were the Australian dollar, which rose by 27.43%, the Canadian dollar, which rose by 17.50%, and the Norwegian krone, which rose by 16.66%.(*) We adapt the currency allocations as our analysis of monetary policies and economic environments evolve.

The Merk Asian Currency Fund (MEAFX) seeks to protect against the depreciation of the U.S. dollar relative to Asian currencies. Under normal market conditions, the Fund invests at least 80% of the value of its net assets in securities or instruments that provide exposure to Asian currencies.

Merk Asian Currency Fund Investor Class shares posted a return of 1.47% for the six-month period ended September 30, 2009 (“reference period”). As of September 30, 2009, the Fund had a one-year return of 1.04% and an annualized return of -2.21% since inception on April 1, 2008. The Fund’s Performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please visit www.merkfunds.com for the most recent month end performance. The Fund’s expense ratio is 1.30%.

The Fund’s performance is foremost influenced by changes in exchange rates of currencies to which the Fund has exposure. All the currencies the Fund had exposure to appreciated over the reference period. Notable currency returns were the South Korean won,

2

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

which returned 16.67%, the Singapore dollar, which returned 7.95% and the Fund’s largest exposure, the Chinese renminbi, which rose 0.09% during the reference period.(*) We adapt the currency allocations as our analysis of monetary policies and economic environments evolve. We have been progressively reducing the Chinese renminbi weight as the global credit crisis appears to have been averted. On March 31, 2009, the Fund’s exposure to the Chinese renminbi stood at 72.3% of net assets; as of September 30, 2009 the Fund’s Chinese renminbi exposure was 53.3% of net assets. The continued high exposure to the Chinese renminbi – although down from the levels at the height of the credit crisis – reflects our view that China may be best positioned within Asia to allow its currency to appreciate.

The Merk Absolute Return Currency Fund (MABFX) seeks to generate positive absolute returns by investing in currencies. The Fund is a pure play on currencies, aiming to profit regardless of the direction of the U.S. dollar or traditional asset classes. This may provide valuable diversification benefits to investors while seeking to achieve positive returns over time. The Fund will typically not employ leverage.

The Fund periodically revises its currency exposure based on an integration of quantitative and qualitative analyses. Currency allocations are determined based on quantitative factors, which are then rebalanced based on a “risk overlay”; finally, we apply a “macro overlay” to adjust currency allocations based on qualitative factors. Strategies the Fund may consider include:

•	Absolute Valuation – an analysis of purchasing power differentials across regions.

•	Absolute Momentum – based on a trend following methodology.

•	Absolute Carry – based on an analysis of interest rate differentials.

•	Absolute Resources – based on an analysis of commodities and natural resources, as well as world trade and their impact on currencies.

Please visit www.merkfunds.com where we publish and discuss the Funds’ currency allocations. Please also read the Funds’ prospectuses.

Market Analysis and Insights

Even as the peak of the credit crisis may be behind us, we continue to see risks ahead for the U.S. economy, and in particular, the U.S. dollar. Significant global imbalances still remain – notably the massive U.S. current account deficit, which may weigh on the dollar for years to come, while the budget deficit continues to morph out of control, with no signs that government spending will abate anytime soon. State finances are in shambles, and the Federal Reserve Bank’s (Fed) balance sheet – in simple terms, the Fed’s balance sheet can be thought of as money that has been printed – is likely to continue growing. Moreover, the composition of the Fed’s balance sheet gives us cause for concern; in our view the massive agency mortgage-backed security (MBS) purchases are creating extreme levels of inflexibility on the Fed’s balance sheet should inflation break out. These assets are very long-term in nature, there is a lack of demand for them (so it’s unlikely the Fed will sell them anytime soon) and the present plan, which is seemingly to soak up liquidity by conducting reverse repurchase agreements (reverse repos) is not only untested, but the size of demand is unlikely to match the Fed’s supply. Put simply, we believe the Fed will find it very difficult to soak up the excess liquidity created by the MBS purchase program, and this may create additional inflationary pressures, further devaluing the U.S. dollar.

We consider significant headwinds remain for the U.S. economy: many consumers who bought houses at the height of the real estate boom have yet to refinance, which may put continued upward pressure on mortgage delinquencies; unemployment continues to rise; banks are still not lending to consumers or businesses as evidenced by the protracted contraction in consumer and commercial loans; and deleveraging at both the consumer and business level is a necessity. All of which, we believe, does not bode well for a sustained rebound in economic growth, given these factors will all constrain consumer spending, which makes up the largest portion of U.S. GDP by far.

With this backdrop, one thing does seem clear to us: the Fed and government are hell-bent on staving off a protracted economic downturn and deflation, and, in our view, will continue to spend money to reflate the economy. A by-product of this approach may be inflation, which we believe the Fed may actually want to induce. After all, the U.S. consumer remains heavily indebted,

3

A MESSAGE TO OUR SHAREHOLDERS

SEPTEMBER 30, 2009

and inflation bails out those with debt. Indeed, we have seen inflation already, albeit not in the most commonly followed CPI data – assets like stocks, commodities and natural resources have appreciated substantially since the beginning of the year – despite all the money printing, the money has not flown into the real economy (consumer and commercial loans continue to decline), but rather into the aforementioned asset classes.

With an extension of the MBS purchase program and talk of another government “stimulus,” we may be in for more of the same. We believe natural beneficiaries of such reflationary policies are resource-rich nations that will benefit as the price of their commodities is buoyed by the easy money policies pursued. To this end we favor the currencies of Australia, Canada, New Zealand, and Norway. Not only should these countries benefit from global reflation, but each of the respective central banks has been, in our view, much more responsible in their approach to the global credit crisis.

We also like the Asian region and countries well placed to benefit from continued Asian growth. Despite a global economic downturn stemming from the credit crisis, both China and India have managed to post continued positive economic growth. Asian governments appear to realize that they can no longer rely on a U.S. consumer who needs to deleverage indefinitely, and rather, that they need to focus on developing their domestic markets. Moreover, many governments have the surpluses to actually afford domestic stimulus spending. That said, we continue to disfavor the currencies of Asian nations who operate at the low end of the value chain and compete predominantly on price, such as Vietnam and the Philippines. We believe these countries may be likely to instigate “competitive devaluations” of their currencies. Rather, we hold a favorable view on the Indian rupee, the South Korean won, the Singapore new dollar, and also the Chinese renminbi on a long-term view that inflationary pressures may force the Chinese government’s hand into revaluation of the currency.

We believe the currency asset class may continue to provide valuable portfolio diversification benefits and upside potential as global dynamics play out.

We invite you to read more about our Funds and sign up for our periodic newsletter at www.merkfunds.com.

Sincerely,

Axel G. Merk	Kieran Osborne
President & Chief Investment Officer	Co-Portfolio Manager

The views in this report were those of the Fund Managers as of September 30, 2009 and may not reflect the views of the Managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of each Fund in understanding their investments in each Fund and do not constitute investment advice.

Since the Funds primarily invest in foreign currencies, changes in currency exchange rates will affect the value of what the respective Fund owns and the price of each Fund’s shares. Investing in foreign instruments bears a greater risk than investing in domestic instruments for reasons such as volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. The Funds are subject to interest rate risk, which is the risk that debt securities in each Fund’s portfolio will decline in value because of increases in market interest rates. As a non-diversified fund, the Merk Hard Currency Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. The Funds may also invest in derivative securities, which can be volatile and involve various types and degrees of risk.

The J.P. Morgan 3-Month Global Cash Index tracks total returns of three-month constant maturity euro-currency deposits. The euro-currency deposits are the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Merk Hard Currency Fund’s portfolio.

JPMorgan does not sponsor, endorse or promote the Merk Hard Currency Fund in connection with any reference to the J.P. Morgan 3-Month Global Cash Index. JPMorgan makes no representation or warranty, express or implied regarding the advisability of investing in securities generally or in any product particularly or the ability of the JPMorgan Index to track general bond market performance.

* All returns are relative to the U.S. dollar. Source for exchange rates listed in this letter: www.xe.com/ict

4

PERFORMANCE CHART & ANALYSIS

SEPTEMBER 30, 2009

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Merk Hard Currency Fund (the “Fund”) compared with the performance of the J.P. Morgan 3-Month Global Cash Index, since inception. The J.P. Morgan 3-Month Global Cash Index tracks total returns of three-month constant maturity euro-currency deposits. The euro-currency deposits are the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

The Fund’s performance represents past performance and is no guarantee of future results. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance, please call (866) 637-5386 or visit www.merkfunds.com.

Merk Hard Currency Fund vs. J.P. Morgan 3-Month Global Cash Index

Investment Value on 09/30/09:
Merk Hard Currency Fund	$13,446
J.P. Morgan 3-Month Global Cash Index	$12,864

Average Annual Total Return as of 09/30/09:	One Year	Since Inception (05/10/05)
Merk Hard Currency Fund	9.29%	6.98%
J.P. Morgan 3-Month Global Cash Index	7.49%	5.90%

5

PERFORMANCE CHART & ANALYSIS

SEPTEMBER 30, 2009

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Merk Asian Currency Fund (the “Fund”) compared with the performance of the Citigroup U.S. Three-Month Treasury Bill Index, since inception. The Citigroup U.S. Three-Month Treasury Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury bill month-end rates. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

The Fund’s performance represents past performance and is no guarantee of future results. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance, please call (866) 637-5386 or visit www.merkfunds.com.

Merk Asian Currency Fund vs. Citigroup U.S. Three-Month Treasury Bill Index

Investment Value on 09/30/09:
Merk Asian Currency Fund	$9,670
Citigroup U.S. Three-Month Treasury Bill Index	$10,122

Average Annual Total Return as of 09/30/09:	One Year	Since Inception (04/01/08)*
Merk Asian Currency Fund	1.04%	(2.21%)
Citigroup U.S. Three-Month Treasury Bill Index	0.39%	0.81%

*	Return for the Citigroup U.S. Three-Month Treasury Bill Index is for the period beginning March 31, 2008.

6

MERK HARD CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 44.5%

Non-U.S. Government - Australia - 10.0%
44,000,000	Australian Government Series 121	AUD	5.25%	08/15/10	$39,256,394

Non-U.S. Government - Finland - 4.7%
12,500,000	Finland Government Bond Series 1	EUR	2.75	09/15/10	18,631,140

Non-U.S. Government - Germany - 4.5%
12,000,000	Bundesobligation Series 145	EUR	3.50	10/09/09	17,572,177

Non-U.S. Government - New Zealand - 3.8%
20,000,000	New Zealand Government Bond Series 1111	NZD	6.00	11/15/11	14,975,409

Non-U.S. Government - Switzerland - 5.4%
21,500,000	Switzerland Government	CHF	3.50	08/07/10	21,310,851

Regional Agency - Australia - 4.8%
21,100,000	Queensland Treasury Corp. Series 10	AUD	5.50	05/14/10	18,800,096

Regional Agency - Canada - 2.5%
10,000,000	Alberta Treasury Branches	CAD	4.10	06/01/11	9,785,924

Regional Authority - Canada - 8.8%
7,000,000	Alberta Capital Finance Authority (a)	CAD	0.83	07/02/14	6,658,189
15,000,000	Province of Ontario Series MTN (a)	CAD	1.04	07/15/11	14,017,326
15,000,000	Province of Manitoba Series MTN (a)	CAD	0.84	09/04/12	14,011,021

					34,686,536

Total Foreign Bonds (Cost $163,746,866)					175,018,527

Foreign Treasury Securities - 39.8%

Non-U.S. Government - Belgium - 4.6%
12,400,000	Belgium Treasury Bill (b)	EUR	0.31-0.33	10/15/09	18,143,231

Non-U.S. Government - Canada - 4.3%
18,000,000	Canadian Treasury Bill Series 182 (b)	CAD	0.14-0.19	11/12/09	16,808,961

Non-U.S. Government - France - 4.2%
11,200,000	French Treasury Bill (b)	EUR	0.26-0.28	10/01/09	16,389,388

Non-U.S. Government - Japan - 4.5%
500,000,000	Japan Treasury Bill (b)	JPY	0.14	10/02/09	5,570,059
1,100,000,000	Japan Treasury Bill Series 38 (b)	JPY	0.13	10/13/09	12,253,664

					17,823,723

Non-U.S. Government - Netherlands - 4.6%
12,500,000	Dutch Treasury Certificate (b)	EUR	0.33	11/13/09	18,284,597

Non-U.S. Government - Norway - 17.6%
401,000,000	Norwegian Treasury Bill (b)	NOK	1.23-1.29	12/16/09	69,229,619

Total Foreign Treasury Securities (Cost $152,870,792)					156,679,519

See Notes to Financial Statements	7

MERK HARD CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Currency	Rate	Maturity	Value in USD

U.S. Treasury Bills - 1.3%

U.S. Government
5,300,000	U.S. Treasury Bill (b) (Cost $5,298,804)	USD	0.01-0.10%	12/24/09	$5,298,823

Shares

Exchange Traded Fund - 11.1%
441,900	SPDR Gold Trust (Cost $40,688,942)				43,681,815

Total Investments - 96.7% (Cost $362,605,404)*					$380,678,684

Foreign Currencies - 2.0%:
Australian Dollar - 0.2%					583,671
British Sterling Pound - 0.0%					617
Canadian Dollar - 0.0%					83,319
Euro - 1.6%					6,480,409
Japanese Yen - 0.0%					7,453
New Zealand Dollar - 0.0%					14,567
Norwegian Krone - 0.2%					697,369
Swedish Krona - 0.0%					6,429
Swiss Franc - 0.0%					9,747

Total Foreign Currencies (Cost $7,871,040)					7,883,581

Other Assets and Liabilities, Net - 1.3%					5,207,790

NET ASSETS - 100.0%					$393,770,055

(a)	Variable rate security. Rate presented is as of September 30, 2009.
(b)	Rates shown are annualized yields at time of purchase.

As of September 30, 2009, the Merk Hard Currency Fund had the following currency exposures:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar
MTN	Medium Term Note

See Notes to Financial Statements	8

MERK HARD CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

At September 30, 2009, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
59	Gold 100 Oz. Future	December 31, 2009	$5,954,870	$294,460

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$18,073,280
Gross Unrealized Depreciation	-

Net Unrealized Appreciation	$18,073,280

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 – Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	$-	$175,018,527	$-	$175,018,527
Foreign Treasury Securities	-	156,679,519	-	156,679,519
U.S. Treasury Bills	-	5,298,823	-	5,298,823
Exchange Traded Fund	43,681,815	-	-	43,681,815

Total Investments at Value	43,681,815	336,996,869	-	380,678,684
Other Financial Instruments**:
Futures	294,460	-	-	294,460

Total Assets	$43,976,275	$336,996,869	$-	$380,973,144

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures which are valued at the unrealized appreciation (depreciation) of the instrument.

PORTFOLIO HOLDINGS

% of Total Investments and Foreign Currencies

Foreign Bonds	45.1%
Treasury Securities	41.7%
Exchange Traded Fund	11.2%
Foreign Currencies	2.0%

Total	100.0%

See Notes to Financial Statements	9

MERK ASIAN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value in USD

U.S. Treasury Bills (a) (b) - 95.8%
5,000,000	U.S. Treasury Bill	0.31%	10/29/09	$4,999,584
10,000,000	U.S. Treasury Bill	0.28	11/19/09	9,999,500
9,000,000	U.S. Treasury Bill	0.28	12/17/09	8,998,614
9,000,000	U.S. Treasury Bill	0.27	01/14/10	8,997,768
10,000,000	U.S. Treasury Bill	0.28	01/28/10	9,996,960
4,000,000	U.S. Treasury Bill	0.27	02/11/10	3,998,344
10,000,000	U.S. Treasury Bill	0.26	02/25/10	9,994,810
6,500,000	U.S. Treasury Bill	0.19	03/25/10	6,495,262

Total U.S. Treasury Bills (Cost $63,453,029)				63,480,842

Total Investments - 95.8% Cost ($63,453,029)*				$63,480,842

Net Unrealized Gain on Forward Currency Contracts - 0.6%				$433,877

Other Assets and Liabilities, Net - 3.6%				2,363,203

NET ASSETS - 100.0%				$66,277,922

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are being held as collateral for forward currency contracts.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$27,813
Gross Unrealized Depreciation	-

Net Unrealized Appreciation	$27,813

As of September 30, 2009, the Merk Asian Currency Fund had the following currency exposures:

CNY	Chinese Renminbi
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

See Notes to Financial Statements	10

MERK ASIAN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

As of September 30, 2009, the Merk Asian Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
79,000,000 Chinese Renminbi	$11,564,925	10/16/2009	$5,071	$-
35,000,000 Chinese Renminbi	5,125,952	10/16/2009	-	(5)
7,000,000 Hong Kong Dollar	903,926	10/16/2009	-	(615)
80,000,000 Japanese Yen	865,297	10/16/2009	26,015	-
36,000,000 New Taiwan Dollar	1,095,057	10/16/2009	29,067	-
48,000,000 New Taiwan Dollar	1,462,523	10/16/2009	36,310	-
29,000,000 Chinese Renminbi	4,246,409	11/20/2009	-	(1,321)
27,700,000 Chinese Renminbi	4,055,934	11/20/2009	-	(1,143)
85,000,000 Indian Rupee	1,755,835	11/20/2009	4,115	-
(43,000,000) Japanese Yen	(459,479)	11/20/2009	-	(19,707)
43,000,000 Japanese Yen	451,709	11/20/2009	27,477	-
10,000,000 Malaysian Ringgit	2,849,003	11/20/2009	34,014	-
33,000,000 New Taiwan Dollar	1,011,029	11/20/2009	24,916	-
3,100,000 Singapore Dollar	2,151,433	11/20/2009	48,440	-
2,200,000,000 South Korean Won	1,791,239	11/20/2009	74,671	-
(25,000,000) Chinese Renminbi	(3,665,689)	12/18/2009	7,268	-
47,500,000 Chinese Renminbi	6,977,086	12/18/2009	-	(26,085)
48,100,000 Chinese Renminbi	7,066,255	12/18/2009	-	(27,452)
6,600,000 Hong Kong Dollar	852,185	12/18/2009	-	(122)
6,500,000 Hong Kong Dollar	839,251	12/18/2009	-	(98)
90,000,000 Indian Rupee	1,833,741	12/18/2009	25,622	-
43,000,000 Indian Rupee	890,269	12/18/2009	-	(1,907)
85,000,000 Japanese Yen	940,640	12/18/2009	6,796	-
100,000,000 Japanese Yen	1,105,217	12/18/2009	9,414	-
6,000,000 Malaysian Ringgit	1,725,129	12/21/2009	2,574	-
33,600,000 New Taiwan Dollar	1,036,877	12/18/2009	20,588	-
1,400,000 Singapore Dollar	981,767	12/18/2009	11,589	-
3,900,000 Singapore Dollar	2,733,964	12/18/2009	33,241	-
1,300,000,000 South Korean Won	1,062,352	12/18/2009	39,765	-
855,000,000 South Korean Won	697,105	12/18/2009	27,748	-
1,045,000,000 South Korean Won	868,301	12/18/2009	17,631	-

Unrealized gain (loss) on forward currency contracts			$512,332	$(78,455)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 – Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	63,480,842	433,877
Level 3 – Significant Unobservable Inputs	-	-

Total Investments	$63,480,842	$433,877

**	Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the investments in securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

See Notes to Financial Statements	11

MERK ASIAN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

PORTFOLIO HOLDINGS

% of Net Assets

U.S. Treasury Bills	95.8%
Forward Currency Contracts	0.6%
Net Other Assets and Liabilities	3.6%

Total	100.0%

See Notes to Financial Statements	12

MERK ABSOLUTE RETURN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Principal	Security Description	Rate	Maturity	Value in USD

US Treasury Bills (a) (b) - 97.9%
$3,000,000	U.S. Treasury Bill	0.09%	12/24/09	$2,999,334
5,000,000	U.S. Treasury Bill	0.20	03/18/10	4,996,685

Total US Treasury Bills (Cost $7,994,820)				7,996,019

Total Investments - 97.9% Cost ($7,994,820)*				$7,996,019

Net Unrealized Gain on Forward Currency Contracts - 0.3%				$28,923

Other Assets and Liabilities, Net - 1.8%				145,060

NET ASSETS - 100.0%				$8,170,002

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are being held as collateral for forward currency contracts.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,199
Gross Unrealized Depreciation	-

Net Unrealized Appreciation	$1,199

As of September 30, 2009, the Merk Absolute Return Currency Fund had the following currency exposures:

All currency exposure figures displayed are relative to the U.S. dollar (USD). As such, the USD exposure is the inverse of each above figure. Total net USD exposure can be derived by taking the inverse sum of all individual currency exposures shown above. Total net USD exposure as of September 30, 2009, was -71.9%.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pounds Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

See Notes to Financial Statements	13

MERK ABSOLUTE RETURN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

As of September 30, 2009, the Merk Absolute Return Currency Fund had the following currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
220,000 Australian Dollar	$189,867	10/16/09	$3,966	$-
16,000 Australian Dollar	13,721	10/16/09	376	-
21,000 Australian Dollar	18,088	10/16/09	414	-
27,000 Australian Dollar	23,200	10/16/09	588	-
44,000 Australian Dollar	37,713	10/16/09	1,053	-
113,000 Australian Dollar	98,462	10/16/09	1,098	-
760,000 Australian Dollar	659,947	10/16/09	9,658	-
150,000 Australian Dollar	130,987	10/16/09	1,172	-
69,000 Australian Dollar	59,836	10/16/09	957	-
408,000 Australian Dollar	351,491	10/16/09	7,980	-
52,000 Australian Dollar	45,356	10/16/09	459	-
30,000 Australian Dollar	26,017	10/16/09	415	-
30,000 Australian Dollar	25,870	10/16/09	562	-
36,000 Australian Dollar	31,304	10/16/09	415	-
(590,000) Australian Dollar	(506,309)	10/16/09	-	(13,516)
87,000 Canadian Dollars	80,832	10/16/09	429	-
13,000 Canadian Dollars	12,069	10/16/09	73	-
11,000 Canadian Dollars	10,153	10/16/09	121	-
17,000 Canadian Dollars	15,723	10/16/09	156	-
45,000 Canadian Dollars	42,177	10/16/09	-	(145)
300,000 Canadian Dollars	280,733	10/16/09	-	(521)
55,000 Canadian Dollars	51,637	10/16/09	-	(265)
27,000 Canadian Dollars	25,273	10/16/09	-	(54)
105,000 Canadian Dollars	97,364	10/16/09	710	-
28,000 Canadian Dollars	26,153	10/16/09	1	-
108,000 Canadian Dollars	100,341	10/16/09	535	-
18,000 Canadian Dollars	16,500	10/16/09	313	-
22,000 Canadian Dollars	20,236	10/16/09	313	-
90,000 European Union Euro	131,167	10/16/09	533	-
6,000 European Union Euro	8,733	10/16/09	47	-
8,000 European Union Euro	11,660	10/16/09	47	-
11,000 European Union Euro	16,108	10/16/09	-	(12)
18,000 European Union Euro	26,284	10/16/09	56	-
46,000 European Union Euro	67,598	10/16/09	-	(284)
310,000 European Union Euro	455,521	10/16/09	-	(1,886)
58,000 European Union Euro	85,447	10/16/09	-	(573)
28,000 European Union Euro	41,172	10/16/09	-	(198)
229,000 European Union Euro	336,128	10/16/09	-	(1,024)
29,000 European Union Euro	42,862	10/16/09	-	(425)
118,000 European Union Euro	173,593	10/16/09	-	(919)
19,000 European Union Euro	27,824	10/16/09	-	(20)
22,000 European Union Euro	32,128	10/16/09	65	-
(130,000) European Union Euro	(190,436)	10/16/09	202	-
(61,000) Pounds Sterling	(100,888)	10/16/09	3,408	-
(8,000) Pounds Sterling	(13,337)	10/16/09	553	-
(9,000) Pounds Sterling	(14,959)	10/16/09	577	-
(13,000) Pounds Sterling	(21,369)	10/16/09	594	-
(31,000) Pounds Sterling	(51,115)	10/16/09	1,576	-
(210,000) Pounds Sterling	(346,244)	10/16/09	10,657	-
(42,000) Pounds Sterling	(69,274)	10/16/09	2,157	-
(26,000) Pounds Sterling	(42,333)	10/16/09	784	-

See Notes to Financial Statements	14

MERK ABSOLUTE RETURN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
(96,000) Pounds Sterling	$(155,201)	10/16/09	$1,790	$-
(52,000) Pounds Sterling	(84,291)	10/16/09	1,193	-
(63,000) Pounds Sterling	(100,849)	10/16/09	173	-
(14,000) Pounds Sterling	(22,222)	10/16/09	-	(150)
23,000,000 Japanese Yen	249,676	10/16/09	6,577	-
1,700,000 Japanese Yen	18,510	10/16/09	430	-
2,180,000 Japanese Yen	24,025	10/16/09	263	-
1,000,000 Japanese Yen	11,062	10/16/09	80	-
1,900,000 Japanese Yen	20,964	10/16/09	205	-
4,500,000 Japanese Yen	49,357	10/16/09	779	-
11,850,000 Japanese Yen	131,183	10/16/09	843	-
80,000,000 Japanese Yen	879,004	10/16/09	12,308	-
15,105,000 Japanese Yen	166,425	10/16/09	1,866	-
7,250,000 Japanese Yen	79,405	10/16/09	1,370	-
4,200,000 Japanese Yen	46,006	10/16/09	788	-
2,650,000 Japanese Yen	28,972	10/16/09	552	-
2,800,000 Japanese Yen	31,233	10/16/09	-	(37)
(30,700,000) Japanese Yen	(332,698)	10/16/09	-	(9,343)
(19,600,000) Japanese Yen	(213,030)	10/16/09	-	(5,342)
600,000 Norwegian Krone	101,726	10/16/09	2,099	-
33,000 Norwegian Krone	5,527	10/16/09	184	-
55,000 Norwegian Krone	9,275	10/16/09	243	-
74,000 Norwegian Krone	12,493	10/16/09	312	-
117,000 Norwegian Krone	19,780	10/16/09	466	-
303,000 Norwegian Krone	51,737	10/16/09	695	-
2,040,000 Norwegian Krone	348,422	10/16/09	4,585	-
400,000 Norwegian Krone	68,416	10/16/09	801	-
181,000 Norwegian Krone	30,809	10/16/09	512	-
1,550,000,000 Norwegian Krone	262,341	10/16/09	5,875	-
200,000 Norwegian Krone	34,510	10/16/09	99	-
685,000 Norwegian Krone	117,946	10/16/09	588	-
123,000 Norwegian Krone	21,041	10/16/09	243	-
145,000,000 Norwegian Krone	24,839	10/16/09	252	-
(860,000) Norwegian Krone	(145,160)	10/16/09	-	(3,657)
(144,000) New Zealand Dollar	(100,370)	10/16/09	-	(3,511)
(9,000) New Zealand Dollar	(6,268)	10/16/09	-	(225)
(15,500) New Zealand Dollar	(10,931)	10/16/09	-	(250)
(16,000) New Zealand Dollar	(11,182)	10/16/09	-	(360)
(28,000) New Zealand Dollar	(19,538)	10/16/09	-	(661)
(63,000) New Zealand Dollar	(44,770)	10/16/09	-	(678)
(470,000) New Zealand Dollar	(333,625)	10/16/09	-	(5,431)
(95,000) New Zealand Dollar	(67,694)	10/16/09	-	(839)
(49,000) New Zealand Dollar	(34,695)	10/16/09	-	(653)
(120,000) New Zealand Dollar	(84,206)	10/16/09	-	(2,361)
(252,000) New Zealand Dollar	(177,768)	10/16/09	-	(4,024)
920,000 Swedish Krona	131,673	10/16/09	311	-
59,000 Swedish Krona	8,383	10/16/09	81	-
81,000 Swedish Krona	11,552	10/16/09	68	-
112,000 Swedish Krona	15,970	10/16/09	97	-
181,000 Swedish Krona	25,962	10/16/09	5	-
467,000 Swedish Krona	67,785	10/16/09	-	(788)
3,150,000 Swedish Krona	457,115	10/16/09	-	(5,213)
600,000 Swedish Krona	87,494	10/16/09	-	(1,418)

See Notes to Financial Statements	15

MERK ABSOLUTE RETURN CURRENCY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
286,000 Swedish Krona	$41,615	10/16/09	$-	$(585)
1,500,000 Swedish Krona	216,123	10/16/09	-	(931)
267,000 Swedish Krona	39,167	10/16/09	-	(863)
730,000 Swedish Krona	106,432	10/16/09	-	(1,705)
180,000 Swedish Krona	25,956	10/16/09	-	(134)
210,000 Swedish Krona	30,057	10/16/09	70	-
(501,000) Swedish Krona	(72,488)	10/16/09	614	-
126,000 Swiss Franc	121,073	10/16/09	529	-
8,000 Swiss Franc	7,689	10/16/09	32	-
12,000 Swiss Franc	11,555	10/16/09	26	-
15,000 Swiss Franc	14,519	10/16/09	-	(42)
25,000 Swiss Franc	24,093	10/16/09	35	-
64,000 Swiss Franc	61,975	10/16/09	-	(209)
430,000 Swiss Franc	416,276	10/16/09	-	(1,283)
86,000 Swiss Franc	83,498	10/16/09	-	(499)
39,000 Swiss Franc	37,861	10/16/09	-	(222)
630,000 Swiss Franc	608,760	10/16/09	-	(747)
39,000 Swiss Franc	38,111	10/16/09	-	(472)
154,000 Swiss Franc	149,800	10/16/09	-	(1,175)
26,000 Swiss Franc	25,210	10/16/09	-	(117)
31,000 Swiss Franc	29,994	10/16/09	-	(75)
(486,000) Swiss Franc	(470,744)	10/16/09	1,706	-

Unrealized gain (loss) on forward currency contracts			$102,765	$(73,842)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, refer to Note 2 – Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	7,996,019	28,923
Level 3 – Significant Unobservable Inputs	-	-

Total Investments	$7,996,019	$28,923

**	Other Financial Instruments include forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the investments in securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

PORTFOLIO HOLDINGS

% of Net Assets

U.S. Treasury Bills	97.9%
Forward Currency Contracts	0.3%
Net Other Assets and Liabilities	1.8%

Total	100.0%

See Notes to Financial Statements	16

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009

	Merk Hard Currency Fund	Merk Asian Currency Fund	Merk Absolute Return Currency Fund
ASSETS
Investments:
Total investments, at cost	$362,605,404	$63,453,029	$7,994,820
Net unrealized appreciation	18,073,280	27,813	1,199

Total investments, at market value	380,678,684	63,480,842	7,996,019
Foreign currency (Cost $7,871,040, $0, and $0, respectively)	7,883,581	-	-
Cash	1,257,944	1,286,386	17,093
Unrealized gain on forward currency contracts	-	512,332	102,765
Deposits with brokers for margin on futures contracts	89,436	-	-
Receivables:
Fund shares sold	1,984,101	1,189,714	131,115
Interest and dividends	2,317,835	114	114
Variation margin	87,910	-	-

Total Assets	394,299,491	66,469,388	8,247,106

LIABILITIES
Unrealized loss on forward currency contracts	-	78,455	73,842
Payables:
Fund shares redeemed	161,863	56,235	-
Accrued liabilities:
Investment adviser fees	275,982	40,849	2,396
Distribution fees	76,958	13,275	721
Other expenses	14,633	2,652	145

Total Liabilities	529,436	191,466	77,104

NET ASSETS	$393,770,055	$66,277,922	$8,170,002

COMPONENTS OF NET ASSETS
Paid-in capital	$366,862,932	$65,474,561	$8,143,157
Accumulated net investment loss	(16,665,917)	(503,353)	(3,277)
Accumulated net realized gain	25,079,979	845,024	-
Unrealized appreciation	18,493,061	461,690	30,122

NET ASSETS	$393,770,055	$66,277,922	$8,170,002

SHARES OF BENEFICIAL INTEREST at $0.000 PAR VALUE (unlimited shares authorized)	32,838,047	6,857,042	811,662

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.99	$9.67	$10.07

See Notes to Financial Statements	17

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2009

	Merk Hard Currency Fund	Merk Asian Currency Fund	Merk Absolute Return Currency Fund*
INVESTMENT INCOME
Interest income	$1,938,710	$101,005	$474
Less: foreign taxes withheld	(184,872)	-	-

Total Investment Income	1,753,838	101,005	474

EXPENSES
Investment adviser fees	1,609,664	296,542	2,885
Interest expense (Note 5)	805	-	-
Distribution fees	402,414	74,135	722
Transfer agency fees	80,485	14,828	144

Total Expenses	2,093,368	385,505	3,751

NET INVESTMENT LOSS	(339,530)	(284,500)	(3,277)

NET REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments	20,971,738	515	-
Futures	129,603	-	-
Foreign currency transactions	1,409,215	844,509	-

Net Realized Gain	22,510,556	845,024	-

Net change in unrealized appreciation on:
Investments	21,488,495	85	1,199
Futures	347,200	-	-
Foreign currency translations	160,045	225,465	28,923

Net Change in Unrealized Appreciation	21,995,740	225,550	30,122

NET REALIZED AND UNREALIZED GAIN	44,506,296	1,070,574	30,122

INCREASE IN NET ASSETS FROM OPERATIONS	$44,166,766	$786,074	$26,845

*	Merk Absolute Return Currency Fund commenced operations on September 9, 2009.

See Notes to Financial Statements	18

STATEMENTS OF CHANGES IN NET ASSETS

	Merk Hard Currency Fund		Merk Asian Currency Fund		Merk Absolute Return Currency Fund
	Six Months Ended September 30, 2009	Year Ended March 31, 2009	Six Months Ended September 30, 2009	Year Ended March 31, 2009	Period Ended September 30, 2009*
OPERATIONS
Net investment income (loss)	$(339,530)	$4,271,365	$(284,500)	$61,735	$(3,277)
Net realized gain (loss)	22,510,556	(40,687,181)	845,024	(2,554,075)	-
Net change in unrealized appreciation (depreciation) on investments	21,995,740	(19,191,842)	225,550	236,140	30,122

Increase (Decrease) in Net Assets Resulting from Operations	44,166,766	(55,607,658)	786,074	(2,256,200)	26,845

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-	(3,114,602)	-	-	-
Net realized gain on investments	-	(2,061,302)	-	-	-

Total Distributions to Shareholders	-	(5,175,904)	-	-	-

CAPITAL SHARE TRANSACTIONS
Sale of shares	161,075,643	338,428,219	32,394,128	88,431,529	8,148,860
Reinvestment of distributions	-	4,929,480	-	-	-
Redemption of shares	(79,569,155)	(417,293,267)	(14,712,713)	(38,364,896)	(5,703)

Increase (Decrease) from Capital Share Transactions	81,506,488	(73,935,568)	17,681,415	50,066,633	8,143,157

Increase (Decrease) in Net Assets	125,673,254	(134,719,130)	18,467,489	47,810,433	8,170,002

NET ASSETS
Beginning of Period	268,096,801	402,815,931	47,810,433	-	-

End of Period (a)	$393,770,055	$268,096,801	$66,277,922	$47,810,433	$8,170,002

SHARE TRANSACTIONS
Sale of shares	14,177,691	29,690,090	3,371,196	8,993,964	812,231
Reinvestment of distributions	-	418,117	-	-	-
Redemption of shares	(7,061,851)	(37,500,503)	(1,532,072)	(3,976,046)	(569)

Increase (Decrease) from Capital Share Transactions	7,115,840	(7,392,296)	1,839,124	5,017,918	811,662

(a) Accumulated net investment loss	$(16,665,917)	$(16,326,387)	$(503,353)	$(218,853)	$(3,277)

*	Merk Absolute Return Currency Fund commenced operations on September 9, 2009.

See Notes to Financial Statements	19

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2009		Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	May 10, 2005 (a) through March 31, 2006
MERK HARD CURRENCY FUND

NET ASSET VALUE, Beginning of Period	$10.42		$12.16	$10.72	$9.95	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)		0.15	0.28	0.20	0.09
Net realized and unrealized gain (loss)	1.58		(1.71)	1.92	0.93	(0.13	) (c)

Total from Investment Operations	1.57		(1.56)	2.20	1.13	(0.04)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-		(0.10)	(0.73)	(0.36)	-
Net realized gain	-		(0.08)	(0.03)	- (d)	(0.01)

Total Distributions	-		(0.18)	(0.76)	(0.36)	(0.01)

NET ASSET VALUE, End of Period	$11.99		$10.42	$12.16	$10.72	$9.95

TOTAL RETURN	15.07%	(e)	(13.01)%	21.02%	11.45%	(0.40)%	(e)

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$393,770		$268,097	$402,816	$75,449	$10,643
Ratios to Average Net Assets:
Net Expenses	1.30%	(f)	1.31%	1.30%	1.30%	1.30%	(f)
Gross Expenses (g)	1.30%	(f)	1.32%	1.31%	1.31%	1.31%	(f)
Net investment income (loss)	(0.21)%	(f)	1.36%	2.40%	1.93%	1.04%	(f)

PORTFOLIO TURNOVER RATE	0%	(e)	27%	51%	29%	0%	(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Per share amount does not reflect the actual net realized and unrealized gain/loss for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.
(d)	Less than $0.01 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements	20

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2009		April 1, 2008 (a) through March 31, 2009
MERK ASIAN CURRENCY FUND

NET ASSET VALUE, Beginning of Period	$9.53		$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.05)		0.01
Net realized and unrealized gain (loss)	0.19		(0.48)

Total from Investment Operations	0.14		(0.47)

NET ASSET VALUE, End of Period	$9.67		$9.53

TOTAL RETURN	1.47%	(c)	(4.70)%	(c)

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$66,278		$47,810
Ratios to Average Net Assets:
Net Expenses	1.30%	(d)	1.30%	(d)
Gross Expenses (e)	1.30%	(d)	1.30%	(d)
Net investment income (loss)	(0.96)%	(d)	0.16%	(d)

PORTFOLIO TURNOVER RATE	0%	(c)	0%	(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements	21

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	September 9, 2009 (a) through September 30, 2009

MERK ABSOLUTE RETURN CURRENCY FUND

NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized gain	0.08

Total from Investment Operations	0.07

NET ASSET VALUE, End of Period	$10.07

TOTAL RETURN	0.70%	(c)

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$8,170
Ratios to Average Net Assets:
Net Expenses	1.30%	(d)
Gross Expenses (e)	1.30%	(d)
Net investment income (loss)	(1.14)%	(d)

PORTFOLIO TURNOVER RATE	0%	(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements	22

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

NOTE 1.  Organization

The Merk Asian Currency Fund and Merk Absolute Return Currency Fund (individually, a “Fund” and, collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Merk Hard Currency Fund (individually included in the defined term, “Fund” and, collectively included in the defined term, “Funds”) is a non-diversified series of the Trust. The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of September 30, 2009, the Trust had twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers Investor Shares. Merk Hard Currency Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies. Merk Asian Currency Fund seeks to protect against the depreciation of the U.S. dollar relative to Asian currencies. Merk Absolute Return Currency Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies. Merk Hard Currency Fund commenced operations on May 10, 2005. Merk Asian Currency Fund commenced operations on April 1, 2008. Merk Absolute Return Currency Fund commenced operations on September 9, 2009.

NOTE 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation – Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of open-end mutual funds are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Funds value their investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Funds have a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2009, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Securities Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. All premiums and discounts are amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

23

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Foreign Currency Translations – Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Funds may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Futures Contracts – The Funds may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Derivative Transactions – In March 2008, the Financial Accounting Standards Board (“FASB”) issued the “Disclosures about Derivative Instruments and Hedging Activities Topic”. This is effective for periods and interim periods beginning after November 15, 2008, and requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds adopted this disclosure in the current reporting period.

The Funds’ use of derivatives for the period ended September 30, 2009, was limited to forward currency contracts and futures contracts. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Funds.

The location on the statement of assets and liabilities of each Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, is as follows:

Fund/Instrument Type	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives
Merk Hard Currency Fund
Equity contracts	Variation Margin	$87,910	-	-

Merk Asian Currency Fund
Foreign currency contracts	Unrealized gain on forward currency contracts	$512,332	Unrealized loss on forward currency contracts	($78,455)

Merk Absolute Return Currency Fund
Foreign currency contracts	Unrealized gain on forward currency contracts	$102,765	Unrealized loss on forward currency contracts	($73,842)

24

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Realized and unrealized gains and losses on derivative contracts entered into during the period ended September 30, 2009, by the Funds are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/Loss	Location	Unrealized Gain/Loss
Merk Hard Currency Fund
Equity contracts	Realized gain - Futures	$129,603	Change in unrealized gain/loss – Futures	$347,200

Merk Asian Currency Fund
Foreign currency contracts	Realized gain - Foreign currency transactions	$844,509	Change in unrealized gain/loss – Foreign currency translations	$225,465

Merk Absolute Return Currency Fund
Foreign currency contracts	-	-	Change in unrealized gain/loss – Foreign currency translations	$28,923

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Funds is included in the Schedule of Investments, if applicable.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly and distributions to shareholders of capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes – The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of March 31, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Merk Hard Currency Fund’s Federal tax returns filed in the three-year period ended March 31, 2009, remain subject to examination by the Internal Revenue Service. The Merk Asian Currency Fund’s Federal tax return filed in the period ended March 31, 2009, will be subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Merk Investments, LLC, (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Funds at an annual rate of 1.00% of each Fund’s average daily net assets.

Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the Funds except any expenses it is authorized to pay under Rule 12b-1, brokerage costs, commissions, borrowing costs, taxes, the transfer agent’s basis point fees, and extraordinary and non-recurring expenses.

Distribution – Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Funds have adopted a distribution

25

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

plan for the Funds in accordance with Rule 12b-1 of the Act. The Funds pay the Distributor and any other entity as authorized by the Board a fee of 0.25% of the average daily net assets of each Fund for the marketing of fund shares and for services provided to shareholders.

Other Service Providers – Atlantic provides administration, fund accounting and transfer agency services to the Funds.

Atlantic provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and an Anti-Money Laundering Officer to the Funds, as well as certain additional compliance support functions.

For the period ended September 30, 2009, the Adviser paid compliance service fees of $10,932 for the Merk Hard Currency Fund and $4,054 for the Merk Asian Currency Fund, from fees collected under the Investment Adviser Agreement.

NOTE 4.  Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended September 30, 2009, were $41,852,374 and $0, respectively for Merk Hard Currency Fund.

The Merk Asian Currency Fund and Merk Absolute Return Currency Fund did not purchase or sell any investment securities (including maturities), other than short-term investments for the period ended September 30, 2009.

NOTE 5.  Average Borrowings

During the period ended September 30, 2009, the average borrowings from the custodian for Merk Hard Currency Fund was $8,122 and the average interest rate was 0.03%. As of September 30, 2009, the Merk Hard Currency Fund did not have any borrowings.

NOTE 6.  Federal Income Tax and Investment Transactions

As of March 31, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Merk Hard Currency Fund	$2,592,436	$(16,422,648)	$(3,429,431)	$(17,259,643)
Merk Asian Currency Fund	-	(63,066)	80,353	17,287

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to deferral of post October losses, forward currency contracts and non-deductible offering costs.

For tax purposes, the current year post-October loss (realized during the period November 1, 2008, through March 31, 2009) was $16,422,648 and $63,066 for Merk Hard Currency Fund and Merk Asian Currency Fund, respectively. These losses were recognized for tax purposes on the first business day of the Funds’ next fiscal year.

As of September 30, 2009, distributable earnings (accumulated loss) on a tax basis for Merk Absolute Return Currency Fund were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation	Total
Merk Absolute Return Currency Fund	$22,739	$4,105	$26,844

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to forward currency contracts.

NOTE 7.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the “FASB Accounting Standard CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“Codification”). The FASB approved the Codification as the single source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission (“SEC”). All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated the Codification and has determined that it did not have a significant impact on the reporting of the Funds’ financial statements.

NOTE 8.  Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 12, 2009, and the Funds have noted no such events.

26

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Merk Hard Currency and Merk Asian Currency Investment Advisory Agreement Approvals

At the June 24, 2009 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Merk Hard Currency Fund and Merk Asian Currency Fund (the “Funds”). In evaluating the Advisory Agreement (“Advisory Agreement”) for the Funds, the Board reviewed materials furnished by the Adviser and the administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Funds; (3) the advisory fee and total expense ratio of the Funds compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Funds grows and whether the advisory fee would enable the Funds’ investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Adviser and discussed the Adviser’s personnel, operations and financial condition. The Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Funds’ investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser.

The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Funds.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Funds. The Board also considered the Adviser’s resources devoted to the Funds. The Board concluded that the level of the Adviser’s profits attributable to management of the Funds were not excessive in light of the services provided by the Adviser on behalf of the Funds.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board considered the Funds’ performance. The Board considered the Hard Currency Fund’s performance over the six-month, one-year and since inception (annualized) periods ended May 31, 2009. The Board noted that the Fund outperformed its benchmark, the J.P. Morgan 3-Month Global Cash Index, for each of the periods with the exception of the one-year period for which the Hard Currency Fund underperformed its benchmark. The Board also considered the Asian Currency Fund’s performance over the one-, three-, and six-month, one-year and since inception (annualized) periods ended May 31, 2009. The Board noted that the Asian Currency Fund outperformed its benchmark, the Citi 3-Month Treasury Bill Index, for the one-, three- and six-month periods and underperformed its benchmark for the one-year and since inception periods. Based on this review and all of the relevant facts and circumstances, the Board concluded that the Funds and their shareholders could benefit from the Adviser’s continued management of the Funds.

Compensation

The Board considered the compensation paid to the Adviser for providing advisory services to the Funds. The Board also analyzed comparative information regarding advisory fees and total expenses of mutual funds in the Funds’ Lipper Inc. peer groups. The Board noted that for the Hard Currency Fund the Adviser’s advisory fee rate and total expense ratio were higher than the median advisory fee rate and median total expense ratio for funds in its Lipper Inc. peer group. The Board also noted that for the Asian Currency Fund the Adviser’s advisory fee rate was higher than the median advisory fee rate for funds in its Lipper Inc. peer group, although its total expense ratio was lower than the median total expense ratio for funds in its Lipper Inc. peer group. Based on the foregoing and all of the information available, the Board concluded that the Adviser’s advisory fees charged to the Funds were reasonable.

27

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Economies of Scale

The Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Funds could benefit from economies of scale as assets grow, but the Adviser currently is not contemplating breakpoints or changes in fees at this time.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Funds other than the fringe benefit of increased exposure to the public, possibly leading to increased business not related to the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.

The Board reviewed a memorandum from Trust Counsel discussing the legal standards applicable to its consideration of the advisory agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Merk Absolute Return Currency Investment Advisory Agreement Approval

At the August 18, 2009 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the Merk Absolute Return Currency Fund’s investment advisory agreement (the “MARCF Advisory Agreement”) with the Adviser. In evaluating the MARCF Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the administrator, including information regarding the Adviser, its personnel, operations and financial condition.

Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board noted that the Adviser currently serves as investment adviser for the Merk Hard Currency Fund and the Merk Asian Currency Fund (the “Existing Funds”), each a separate series of Forum Funds. The Board also noted that the Advisory Agreement with respect to the Existing Funds was approved by the Board, including a majority of the Independent Trustees, at the June 24, 2009 meeting of the Board and that the Advisory Agreement for the Fund, as presented at the Meeting, is the same in all material respects as the Advisory Agreement applicable to the Existing Funds.

Nature, Extent and Quality of Services

Based on a presentation by senior representatives of the Adviser, the Board considered the Adviser’s personnel and operations. In this regard, the Board considered, among other things, the quality of services currently provided by the Adviser under the Advisory Agreement with respect to the Existing Funds. Specifically, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser who would have principal investment responsibility for the Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions.

The Board considered the financial condition and operational stability of the Adviser. In this regard, among other things, the Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement with respect to the Existing Funds. In addition, the Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the MARCF Advisory Agreement.

28

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding the anticipated costs of services and profitability with respect to the Fund. In this respect, the Board considered the resources the Adviser will devote to the Fund. The Board concluded that the level of the Adviser’s profits attributable to management of the Fund would not be excessive in light of the services to be provided to it by the Adviser.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the Fund’s investment objective and strategy as well as the Adviser’s ability to execute the strategy and achieve the investment objective. Based on the Adviser’s management of the Existing Funds, the Board noted that the Adviser is experienced and adept at executing currency-related strategies.

Compensation

The Board considered the compensation proposed to be paid to the Adviser for providing advisory services to the Fund. The Board also analyzed comparative information regarding advisory fees and total expenses of other mutual funds in the Fund’s Lipper Inc. peer groups. The Board noted that the Fund’s advisory fee rate and total expense ratio were higher than the median advisory fee rate and median total expense ratio for funds in its Lipper Inc. peer group. The Board noted that advisory fee rate is higher because the fee structure under the MARCF Advisory Agreement will require the Adviser to pay virtually all of the Fund’s expenses. In light of the foregoing and all other information available, the Board concluded that the Adviser’s advisory fee rate with respect to the Fund was reasonable.

Economies of Scale

The Board considered whether the Fund would benefit from economies of scale, including in the advisory fee rate. The Board considered the Fund has not yet commenced operations and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of ancillary benefit or compensation from its relationship with the Fund, other than increased exposure to the public, which may lead to increased business not related to the Fund. Based on the foregoing representation, the Board concluded that such other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the MARCF Advisory Agreement.

The Board reviewed a memorandum from Trust Counsel discussing the legal standards applicable to its consideration of the MARCF Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the MARCF Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov. The Funds’ proxy voting records for the most recent twelve-month period ended June 30, is available, without charge and upon request, by calling (866) 637-5386 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

29

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 (September 9, 2009, for the Merk Absolute Return Currency Fund), through September 30, 2009.

Actual Expenses – The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2009*	Ending Account Value September 30, 2009	Expenses Paid During Period**	Annualized Expense Ratio**
Merk Hard Currency Fund
Actual	$1,000.00	$1,150.67	$7.01	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Merk Asian Currency Fund
Actual	$1,000.00	$1,014.69	$6.57	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Merk Absolute Return Currency Fund
Actual	$1,000.00	$1,007.00	$0.79	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

*	September 9, 2009, for the Merk Absolute Return Currency Fund.
**	Expenses are equal to the Funds’ annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Merk Absolute Return Currency Fund’s actual return information which reflects the 22-day period between September 9, 2009, the date of inception, through September 30, 2009).

30

HARD CURRENCY FUND

ASIAN CURRENCY FUND

ABSOLUTE RETURN CURRENCY FUND

P.O. BOX 588

PORTLAND, ME 04112

208-SAR-0909

FOR MORE INFORMATION

INVESTMENT ADVISER

Merk Investments, LLC

555 Bryant Street #455

Palo Alto, CA 94301

www.merkfund.com

TRANSFER AGENT

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risks, objectives, fees and expenses, experience of its management and other information.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2009

(UNAUDITED)

PAYSON TOTAL RETURN FUND

TABLE OF CONTENTS

SEPTEMBER 30, 2009

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value

Common Stock — 89.8%
Consumer Cyclical — 11.3%
16,500	Cummins, Inc.	$739,365
29,200	Hasbro, Inc.	810,300
19,500	Polaris Industries, Inc.	795,210
10,089	TJX Cos., Inc.	374,806
7,700	VF Corp.	557,711

		3,277,392

Consumer Staples — 8.0%
23,000	Avon Products, Inc.	781,080
12,500	Diageo PLC, ADR	768,625
13,600	Procter & Gamble Co.	787,712

		2,337,417

Energy — 12.6%
14,000	BP PLC, ADR	745,220
17,500	ConocoPhillips	790,300
12,310	Marathon Oil Corp.	392,689
23,370	Noble Corp.	887,125
20,400	Unit Corp.(a)	841,500

		3,656,834

Financial — 11.2%
17,500	Aflac, Inc.	747,950
24,000	BB&T Corp.	653,760
235	Berkshire Hathaway, Inc., Class B(a)	780,905
12,100	JPMorgan Chase & Co.	530,222
10,900	Travelers Cos., Inc.	536,607

		3,249,444

Health Care — 13.3%
12,480	Becton Dickinson & Co.	870,480
12,955	Johnson & Johnson	788,830
18,585	Medtronic, Inc.	683,928
53,000	Pfizer, Inc.	877,150
29,450	Pharmaceutical Product Development, Inc.	646,133

		3,866,521

Shares	Security Description	Value

Industrials — 13.7%
32,000	ABB, Ltd., ADR	$641,280
36,000	FLIR Systems, Inc.(a)	1,006,920
12,700	General Dynamics Corp.	820,420
14,700	ITT Corp.	766,605
12,000	United Technologies Corp.	731,160

		3,966,385

Technology — 18.3%
1,750	Google, Inc., Class A(a)	867,737
23,680	Harris Corp.	890,368
17,900	Hewlett-Packard Co.	845,059
6,100	IBM	729,621
25,000	Microsoft Corp.	647,250
19,925	Oracle Corp.	415,237
54,000	Tyler Technologies, Inc.(a)	922,860

		5,318,132

Utilities — 1.4%
11,855	Dominion Resources, Inc.	408,998

Total Common Stock (cost $21,689,306)		26,081,123

Investment Companies — 8.7%
19,000	Financial Select Sector SPDR Fund	283,860
12,000	iShares Russell 2000 Index Fund	722,760
17,525	ProShares UltraShort 20+ Year Treasury Fund	771,275
19,000	Vanguard Emerging Markets ETF	732,640

Total Investment Companies (cost $2,053,753)		2,510,535

Principal		Rate	Maturity
Mortgage-Backed Securities — 0.0%
$1,307	GNMA Pool #394795 (cost $1,310)	7.50%	10/15/10	1,340

See Notes to Financial Statements.

1

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009

Shares	Security Description	Value

Short-Term Investments — 1.5%
Money Market Fund — 1.5%
426,293	CitiSM Institutional Trust Liquid Reserves, Class A, 0.29%(b) (cost $426,293)	$426,293

Total Investments — 100.0% (Cost $24,170,662)*		$29,019,291
Other Assets and Liabilities, Net — 0.0%		9,572

NET ASSETS — 100.0%		$29,028,863

ADR American	Depositary Receipt

(a)	Non-income producing security.
(b)	Represents 7-day effective yield as of September 30, 2009.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,278,153
Gross Unrealized Depreciation	(429,524)

Net Unrealized Appreciation	$4,848,629

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, refer to Note 2 — Security Valuation section in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Cyclical	$3,277,392	$—	$—	$3,277,392
Consumer Staples	2,337,417	—	—	2,337,417
Energy	3,656,834	—	—	3,656,834
Financial	3,249,444	—	—	3,249,444
Health Care	3,866,521	—	—	3,866,521
Industrials	3,966,385	—	—	3,966,385
Technology	5,318,132	—	—	5,318,132
Utilities	408,998	—	—	408,998
Investment Companies	2,510,535	—	—	2,510,535
Mortgage-Backed Securities	—	1,340	—	1,340
Money Market Fund	—	426,293	—	426,293

TOTAL	$28,591,658	$427,633	$—	$29,019,291

PORTFOLIO HOLDINGS
% of Total Investments

Consumer Cyclical	11.3%
Consumer Staples	8.0%
Energy	12.6%
Financial	11.2%
Health Care	13.3%
Industrials	13.7%
Technology	18.3%
Utilities	1.4%
Investment Companies	8.7%
Mortgage-Backed Securities	0.0%
Money Market Fund	1.5%

100.0%

See Notes to Financial Statements.

2

PAYSON TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009

ASSETS
Total investments, at value (Cost $24,170,662)	$29,019,291
Cash	259,677
Receivables:
Fund shares sold	21,223
Interest and dividends	22,197
Prepaid expenses	4,559

Total Assets	29,326,947

LIABILITIES
Payables:
Dividends	45,471
Portfolio securities purchased	207,662
Fund shares redeemed	2,937
Accrued Liabilities:
Investment adviser fees	13,794
Compliance services fees	2,718
Fund service fees	16,441
Other	9,061

Total Liabilities	298,084

NET ASSETS	$29,028,863

COMPONENTS OF NET ASSETS
Paid-in capital	$28,723,305
Undistributed net investment income	8,268
Accumulated net realized loss on investments	(4,551,339)
Unrealized appreciation on investments	4,848,629

NET ASSETS	$29,028,863

SHARES OF BENEFICIAL INTEREST AT $0.00 PAR VALUE (unlimited shares authorized)	2,652,868

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$10.94

See Notes to Financial Statements.

3

PAYSON TOTAL RETURN FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2009

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,069)	$281,628
Interest income	180

Total Investment Income	281,808

EXPENSES
Investment advisory fees	68,549
Fund service fees (Note 3)	83,396
Custody fees	3,678
Registration fees	5,779
Professional fees	24,446
Trustees’ fees and expenses	429
Compliance services fees	15,949
Miscellaneous expenses	14,614

Total Expenses	216,840
Less fees waived and expenses reimbursed	(2,490)

Net Expenses	214,350

NET INVESTMENT INCOME	67,458

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,806,884
Net change in unrealized appreciation on investments	5,930,164

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,737,048

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,804,506

See Notes to Financial Statements.

4

PAYSON TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
OPERATIONS:
Net investment income	$67,458	$211,563
Net realized gain (loss) on investments	1,806,884	(4,928,874)
Net change in unrealized appreciation (depreciation) on investments	5,930,164	(5,424,017)

Increase (Decrease) in Net Assets Resulting from Operations	7,804,506	(10,141,328)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(45,471)	(204,369)
Net realized gain on investments	—	(157,685)

Total Distributions to Shareholders	(45,471)	(362,054)

CAPITAL SHARE TRANSACTIONS
Sale of shares	6,328,690	1,136,706
Reinvestment of distributions	19,576	195,883
Redemption of shares	(1,089,892)	(2,394,465)

Increase (Decrease) from Capital Share Transactions	5,258,374	(1,061,876)

Increase (Decrease) in Net Assets	13,017,409	(11,565,258)

NET ASSETS:
Beginning of period	16,011,454	27,576,712

End of period (a)	$29,028,863	$16,011,454

SHARE TRANSACTIONS
Sale of shares	654,805	107,509
Reinvestment of distributions	1,789	21,484
Redemption of shares	(113,428)	(229,808)

	543,166	(100,815)

(a) Amount includes accumulated undistributed (distributions in excess of) net investment income	$8,268	$(13,719)

See Notes to Financial Statements.

5

PAYSON TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

	Six Months Ended September 30, 2009		Years Ended March 31,
			2009	2008	2007	2006	2005
NET ASSET VALUE, Beginning of Period	$7.59		$12.48	$13.57	$12.88	$12.04	$11.77

INVESTMENT OPERATIONS
Net investment income	0.03	(a)	0.10 (a)	0.11 (a)	0.07 (a)	0.08 (a)	0.19
Net realized and unrealized gain (loss) on investments	3.34		(4.82)	(0.76)	0.96	0.82	0.27

Total from Investment Operations	3.37		(4.72)	(0.65)	1.03	0.90	0.46

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)		(0.10)	(0.12)	(0.06)	(0.06)	(0.18)
Net realized investment gains	—		(0.07)	(0.32)	(0.28)	—	—
Return of capital	—		—	—	—	—	(0.01)

Total Distributions to Shareholders	(0.02)		(0.17)	(0.44)	(0.34)	(0.06)	(0.19)

NET ASSET VALUE, End of Period	$10.94		$7.59	$12.48	$13.57	$12.88	$12.04

TOTAL RETURN	44.36	%(b)	(38.05)%	(5.06)%	7.98%	7.51%	3.91%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$29,029		$16,011	$27,577	$30,376	$18,800	$18,187
Ratios to Average Net Assets:
Net investment income	0.59	%(c)	0.94%	0.80%	0.54%	0.66%	1.56%
Net expenses	1.88	%(c)	1.77%	1.46%	1.36%	1.37%	1.31%
Gross expenses(d)	1.90	%(c)	1.78%	1.46%	1.85%	1.89%	1.81%
PORTFOLIO TURNOVER RATE	45	%(b)	109%	57%	46%	85%	48%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

6

PAYSON TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 1. Organization

The Payson Total Return Fund (the “Fund”), is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. As of September 30, 2009, the Trust had twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation–Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees, (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

PAYSON TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

The aggregate value by input level, as of September 30, 2009, for the Fund’s investments is included at the end of the Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss–Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. All premiums and discounts are amortized and accreted in accordance with GAAP. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Distributions to Shareholders–Distributions to shareholders of net investment income if any are declared and paid at least quarterly. Distributions to shareholders of capital gains if any are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes–The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of March 31, 2009, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax returns filed in the three-year period ended March 31, 2009, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation–The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies–In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser–H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.60% of the average daily net assets.

8

PAYSON TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Distribution–Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser, Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Other Service Providers–Atlantic provides administration, fund accounting and transfer agency services to the Fund. Pursuant to the Atlantic services agreement, the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month. The Fund’s transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses.

Atlantic also provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers–The Trust pays each independent Trustee an annual retainer fee of $16,000 for service to the Trust ($20,000 for the chairman), plus $1,500 for each regular Board meeting attended ($2,500 for the chairman), $500 for each short special Board meeting attended ($750 for the chairman) and $1,500 for each major special Board meeting attended ($2,250 for the chairman). In addition, a $3,000 annual stipend is paid to each Trustee that serves as Chairman of one or more Board Committees. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended September 30, 2009, were $15,027,407 and $10,057,683, respectively.

Note 5. Expense Reimbursements and Fees Waived

During the period, certain fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the six months ended September 30, 2009, fees waived were $2,490.

9

PAYSON TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Note 6. Federal Income Tax and Investment Transactions

As of March 31, 2009, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$6,744
Unrealized Depreciation	(1,081,535)
Other Book/Tax Differences	(20,463)
Capital and Other Losses	(6,358,223)

Total	$(7,453,477)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to post-October losses.

Other book/tax differences relate to distributions to shareholders accrued for GAAP purposes that are not deductible until paid for Federal Income Tax purposes.

For tax purposes, the current year post-October loss was $3,938,930 (realized during the period November 1, 2008, through March 31, 2009). This loss was recognized for tax purposes on the first business day of the Fund’s next fiscal year.

Note 7. Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the “FASB Accounting Standard CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“Codification”). The FASB approved the Codification as the single source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission (“SEC”). All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated the Codification and has determined that it did not have a significant impact on the reporting of the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 11, 2009, and the Fund has noted no such events.

10

PAYSON TOTAL RETURN FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

Investment Advisory Agreement Approval

At the June 24, 2009, Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

In connection with a presentation from senior representatives of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser. The Board also considered the adequacy of the Adviser’s resources and quality of services currently provided by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund. The Board concluded that the level of the Adviser’s profits attributable to management of the Fund were not excessive in light of the services provided by the Adviser on behalf of the Fund.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the Fund’s performance. The Board considered the Fund’s performance over the one-, three- five- and ten-year and since inception (annualized) periods ended May 31, 2009. The Board noted that the Fund outperformed its benchmark, the S&P 500, for the one-, three- and ten-year periods and underperformed its benchmark for the five-year and since inception period. Based on this review and all of

11

PAYSON TOTAL RETURN FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

the relevant facts and circumstances, the Board concluded that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

Compensation

The Board also analyzed comparative information regarding advisory fees and total expenses of mutual funds in its Lipper Inc. peer group. The Board noted that the Adviser’s advisory fee rate was lower than the median advisory fee rate for funds in its Lipper Inc. peer group, although its total expense ratio was higher than the median total expense ratio for funds in its Lipper Inc. peer group. Based on the foregoing and all of the information available, the Board concluded that the Adviser’s advisory fee charged to the Fund was reasonable.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale as assets grow, because the Fund’s other expenses should decrease (as a result of being spread across a larger asset base). The Adviser, however, currently is not contemplating breakpoints or changes in fees at this time. Under the totality of the circumstances, the Board concluded that it would not be necessary to implement breakpoints at this time.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any ancillary benefit or compensation from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board reviewed a memorandum from Trust Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting records for the most recent twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the

12

PAYSON TOTAL RETURN FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009

SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009, through September 30, 2009.

Actual Expenses–The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes–The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,443.63	$11.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.64	$9.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

13

FOR MORE INFORMATION

TRANSFER AGENT

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

230-SAR-0909

PAYSON TOTAL RETURN FUND

P.O. BOX 588

PORTLAND, ME 04112

800-805-8258

www.hmpayson.com

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Included as part of report to stockholders under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/S/ STACEY E. HONG
Stacey E. Hong,
Principal Executive Officer

Date	11/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ STACEY E. HONG
Stacey E. Hong,
Principal Executive Officer

Date	11/27/09

By	/S/ KAREN SHAW
Karen Shaw,
Principal Financial Officer

Date	11/27/09